As filed with the Securities and Exchange Commission on April 20, 2026

Securities Act File No. 333-286914
1940 Act File No. 811-24081

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-2

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No. 3
Post-Effective Amendment No.

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 3

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TAP US PRIVATE EQUITY FUND OF FUNDS

(Exact Name of Registrant as Specified in Charter)

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One World Trade Center
85th Floor, New York, NY 10007
(Address of Principal Executive Offices)

(212) 229-6098
(Registrant’s Telephone Number, including Area Code)

Jeffrey Leathers
Tap Technologies Inc.
One World Trade Center
85th Floor, New York, NY 10007
(Name and Address of Agent for Service)

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Copy to:
Joshua B. Deringer, Esq.
Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996
215-988-2959

David L. Williams
Faegre Drinker Biddle & Reath LLP
320 South Canal Street, Suite 3300
Chicago, Illinois 60606-5707
312-569-1107

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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

☐	Check box if the only securities being registered on this form are being offered pursuant to dividend or interest reinvestment plans.
☐

Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (the “Securities Act”), other than securities offered in connection with dividend or interest reinvestment plans.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐

Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐

Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c) of the Securities Act.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
☐

This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

☐

This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

☐

This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (the “Investment Company Act”)).
☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).
☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).
☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934).
☐

If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant.

☒	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion

Dated April 20, 2026

PROSPECTUS
Tap US Private Equity Fund of Funds

[    ] Shares of Common Shares
$[    ] per Share

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Tap US Private Equity Fund of Funds (the “Fund”) is a newly organized Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund has applied to list its common shares of beneficial interest (“Common Shares”) on the New York Stock Exchange (the “NYSE”) and, subject to notice of issuance, expects the Common Shares to be listed under the symbol “USPE.” The listing of the Common Shares must be approved by the NYSE prior to any trading of the Common Shares on the NYSE and there is no guarantee that the Fund will be so approved. Tap Capital LLC serves as the investment adviser (“Tap Capital” or the “Adviser”) of the Fund. The Adviser is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The Fund’s investment objective is to achieve maximum total return. Under normal circumstances, the Fund will invest at least 80% of its net assets (defined as net assets plus the amount of borrowings for investment purposes) in limited partnership interests of private equity funds (“Private Equity Funds” or “Underlying Funds”) that are domiciled in or primarily investing in the United States. The Fund considers any Underlying Fund that invests the majority of its assets in instruments from issuers domiciled in the United States to be primarily investing in the United States. For purposes of compliance with the Fund’s 80% policy, the Fund will, at the time of the Fund’s investment, consider the investments of any Underlying Funds. The Fund also intends to count the value of any money market funds, U.S. treasuries, and cash or other cash equivalents that cover unfunded commitments to invest equity in Underlying Funds that the Fund reasonably expects to be called in the future as qualifying for purposes of its 80% policy and as a result, the Fund may hold a significant portion of its assets in cash or cash equivalents that are other than Private Equity Funds. The Fund cannot guarantee that its investment objective will be achieved or that the Fund’s portfolio design and risk monitoring strategies will be successful. The Fund’s Board of Trustees may change the Fund’s investment objective without prior shareholder approval provided that any changes to the Fund’s investment objective are communicated to shareholders at least 60 days prior to such change taking place.

The Fund cannot guarantee that it will meet its investment objective. Investing in the Fund involves a high degree of risk. See “GENERAL RISKS,” “INVESTMENT RELATED RISKS,” “BUSINESS AND STRUCTURE RELATED RISKS,” “MANAGEMENT RELATED RISKS,” and “LIMITS OF RISKS DISCLOSURE” beginning on page 11.

	Common Shares	Total(1)
Public Offering Price	[ ]	$	[ ]
Sales Load(2)	None		None
Proceeds, after expenses, to the Fund(3)	[ ]	$	[ ]

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(1)      The underwriters are obligated to purchase all the Common Shares sold in the offering, which represent [    ]% of the outstanding voting securities of the Fund. In addition, under the terms of the Underwriting Agreement, the Fund has granted the underwriter an option, exercisable within 30 days after the closing of the offering (“Closing”), to acquire up to an additional [    ]% of the total number of Common Shares to be offered by the Fund in the offering, solely for the purpose of covering over-allotments (the “Over-allotment Option”). If this option is exercised in full, the total Public Offering Price, Sales Load, and Proceeds, After Expenses, to the Fund, will be $[    ], $[0] and $[    ], respectively. See “UNDERWRITING.”

(2)      The Adviser will pay the full amount of the sales load of $ [    ] per Common Share, which is 3% of the gross proceeds from the sale of the Common Shares in the offering. The Adviser will pay the full amount of the sales load from its own assets and the Fund will not reimburse or otherwise repay these amounts. The Fund is not obligated to repay the sales load paid by the Adviser. The Adviser has agreed to pay any applicable compensation, organizational expenses and offering costs associated with the offering to TCBI Securities, Inc., doing business as Texas Capital Securities (“Texas Capital Securities”), and located at 2000 McKinney Avenue, Suite 700 Dallas, TX 75201. See “FUND EXPENSES” and “UNDERWRITING.”

(3)      The Adviser will pay all offering expenses associated with the offering. These expenses include organizational expenses, registration fees, FINRA filing fees, exchange listing fees, printing expenses, legal fees and expenses, and accounting fees and expenses. In addition, the Adviser or its affiliates shall be responsible for reimbursement of reasonable and documented out-of-pocket expenses of the underwriters, including legal fees and expenses of counsel to the representative (subject to a cap), as well as certain marketing and offering-related expenses. In addition to such expenses and expense reimbursement, the Adviser has agreed to pay Texas Capital Securities a structuring fee. The Fund will not reimburse or otherwise repay the Adviser these amounts. See “SUMMARY OF FUND EXPENSES” and “UNDERWRITING”.

The underwriters expect to deliver the Common Shares to purchasers on or about [    ], 2026.

This prospectus (the “Prospectus”) applies to the offering of the Fund’s common shares of beneficial interest (“Common Shares” or “Shares”). This Prospectus is not an offer to sell Shares and is not soliciting an offer to buy Shares in any state or jurisdiction where such offer or sale is not permitted. If you purchase Shares of the Fund, you will become bound by the terms and conditions of the agreement and declaration of trust of the Fund (the “Agreement and Declaration of Trust”).

Shares are speculative investments and involve a substantial risk of loss. Before buying any Shares, please review the “Risk Factors” section beginning on page 11 of the Prospectus. In addition, please consider the following:

•        Shares of closed-end investment companies frequently trade at a discount to their net asset values. The risk of loss due to this discount may be greater for initial investors expecting to sell their Common Shares in a relatively short period after the completion of this initial public offering. If the Common Shares trade at a discount to net asset value, purchasers in the offering will face increased risk of loss. The Fund’s stock price may be volatile and could decline significantly and rapidly. See “Repurchase of Shares” and “GENERAL RISKS — Market Discount Risk.”

•        An active, liquid and orderly market for the Common Shares may not develop or be sustained. You may be unable to sell the Common Shares at, above, or below the price at which you purchased them.

•        Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions. See “INVESTMENT RELATED RISKS — Leverage.”

•        Investing in underlying private funds involves risks associated with less liquidity, reliance on fund managers, market volatility, limited operating histories, limited information regarding underlying investments, and the specific strategies employed by underlying private equity funds. Furthermore, secondary market transactions related to the Fund’s investments in Private Equity Funds may involve pricing variability due to limited availability of market data. There can be no assurance that such secondary market investments will be available to the Fund. See “INVESTMENT RELATED RISKS — Private Equity Fund Risks” and “INVESTMENT RELATED RISKS — Limitations on Ability to Invest in Underlying Funds.”

•        The Underlying Funds are not subject to the Investment Company Act and therefore may engage in investment practices not permitted for registered investment companies. For example, they are not limited with respect to how they invest their assets, including with respect to the use of leverage, affiliated transactions, and other investment practices. See “SPECIAL RISKS PERTAINING TO INVESTMENTS IN UNDERLYING FUNDS.”

•        The Underlying Funds bear various fees and expenses in connection with their operations, pay asset-based fees to the managers of Underlying Funds (the “Underlying Fund Managers”), and may pay performance-based fees or allocations to the Underlying Fund Managers based on the performance of that Underlying Fund, which effectively reduce the investment returns of the Underlying Funds and could adversely affect the Fund’s returns. These expenses, fees, and allocations are in addition to those incurred by the Fund directly. See “FUND EXPENSES.”

•        While the Fund will publicly disclose information regarding its exposure to the holdings of the Private Equity Funds and will make such information available on the Fund’s website (www.tapprivatemarkets.com) on at least a quarterly basis, Shareholders may have limited information about the Underlying Funds with respect to liquidity, valuation and Underlying Fund holdings. See “SPECIAL RISKS PERTAINING TO INVESTMENTS IN UNDERLYING FUNDS.”

There are risks associated with the Fund’s distribution sources.

•        The amount of distributions that the Fund may pay, if any, is uncertain.

•        The Fund may pay distributions in significant part from sources that may not be available in the future and that are unrelated to the Fund’s performance, such as offering proceeds, borrowings, and amounts from the Fund’s affiliates that are subject to repayment by investors. There is no guarantee that distributions will be made or that a level of distributions will be maintained over time.

Limited Prior History. The Fund has no operating history, and the Shares have no history of public trading.

This Prospectus concisely provides information that you should know about the Fund before investing. You are advised to read this Prospectus carefully and to retain it for future reference. Additional information about the Fund, including the Fund’s statement of additional information (the “SAI”), dated [    ], 2026, has been filed with the SEC. You can request a copy of the SAI, annual and semi-annual reports, once available, other information of the Fund, and make shareholder inquiries without charge by writing to the Fund at One World Trade Center, Floor 85, New York NY 10007, or by calling the Fund toll-free at (212) 229-6098, or by accessing the Adviser’s website at www.tapprivatemarkets.com. The SAI is incorporated by reference into this Prospectus in its entirety. You can obtain the SAI, material incorporated by reference and other information about the Fund, on the SEC’s website (sec.gov). The address of the SEC’s internet site is provided solely for the information of prospective investors and is not intended to be an active link.

You should not construe the contents of this Prospectus as legal, tax or financial advice. You should consult with your own professional advisers as to legal, tax, financial, or other matters relevant to the suitability of an investment in the Fund.

You should rely only on the information contained or incorporated by reference in this Prospectus. Neither the Fund nor the underwriters have authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. Neither the Fund nor the underwriters are making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should not assume that the information provided by this Prospectus is accurate as of any date other than the date on the front of this Prospectus. The Fund’s business, financial condition and results of operations may have changed since that date. The Fund will amend this Prospectus if, during the period this Prospectus is required to be delivered, there are any material changes to the facts stated in this Prospectus.

Texas Capital Securities

Clear Street

SoFi

The date of this Prospectus is [    ], 2026

i

SUMMARY

This is only a summary and does not contain all of the information that you should consider before investing in the Fund. Before investing in the Fund, you should carefully read the more detailed information appearing elsewhere in this Prospectus, the SAI, and the Agreement and Declaration of Trust.

The Fund

Tap US Private Equity Fund of Funds (the “Fund”) is a newly organized Delaware statutory trust that is registered under the Investment Company Act as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on April 9, 2025 and operates under an Agreement and Declaration of Trust dated April 22, 2025 (the “Declaration of Trust”). The Fund is an appropriate investment only for those investors who can tolerate a high degree of risk.

The Offering

The Fund is offering its Common Shares, $0.001 par value per share, at $[    ] per Common Share (the “Public Offering Price”) through the several underwriters named in this Prospectus. The Fund has granted the underwriters an option to purchase up to [    ] additional Common Shares, at the Public Offering Price, within 30 days of the effective date of the Underwriting Agreement. The Adviser will pay the underwriters all offering expenses. See “UNDERWRITING.”

Investment Objective and Strategies

Investment Objective

The Fund’s investment objective is to achieve maximum total return. There can be no assurance that the Fund’s investment objective will be achieved or that the Fund’s investment program will be successful. The Fund’s Board of Trustees may change the Fund’s investment objective without prior Shareholder approval provided that any changes to the Fund’s investment objective are communicated to Shareholders at least 60 days prior to such change taking place.

Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets (defined as net assets plus the amount of borrowings for investment purposes) in limited partnership interests of private equity funds (“Private Equity Funds” or “Underlying Funds”) that are domiciled in or primarily investing in the United States. The Fund considers any Underlying Fund that invests the majority of its assets in instruments from issuers domiciled in the United States to be primarily investing in the United States. For purposes of compliance with the Fund’s 80% policy, the Fund will, at the time of the Fund’s investment, consider the investments of any Underlying Funds. The Fund also intends to count the value of any money market funds, U.S. treasuries, and cash or other cash equivalents that cover unfunded commitments to invest equity in Underlying Funds that the Fund reasonably expects to be called in the future as qualifying for purposes of its 80% policy and as a result, the Fund may hold a significant portion of its assets in cash or cash equivalents that are other than Private Equity Funds. The Fund’s 80% investment policy is non-fundamental and may be changed by the Fund’s Board of Trustees without shareholder approval. However, shareholders will be provided with at least 60 days’ prior written notice of any change to the 80% policy in accordance with Rule 35d-1 under the Investment Company Act.

The Fund will take an opportunistic approach to investing by acquiring Private Equity Funds on the primary and secondary markets. While the Fund may invest through both primary and secondary transactions, the Adviser expects that the Fund’s investment activities will be focused principally on secondary transactions, with primary commitments representing a smaller portion of the portfolio. In secondary acquisitions, a Private Equity Fund may be acquired at a discount to the net asset value of such Private Equity Fund as reported by the manager of the Private Equity Fund. See “Risks Specific to Secondary Investments.” The Fund will attempt to acquire Private Equity Fund interests through primary offerings and on the secondary market at the best prices available as determined by Tap Capital LLC (“Tap Capital” or the “Adviser”). The Fund may also invest on an opportunistic basis in select U.S. publicly traded equities or fixed-income instruments for cash management purposes. The Fund will invest in Private Equity Funds that invest across various industries and strategies. To achieve its investment objective, the Fund will leverage the Adviser’s extensive network of relationships with private equity managers and institutional investors to source and evaluate investments.

The Fund will publicly disclose information regarding its exposure to the holdings of the Underlying Funds and will make such information available on the Fund’s website (www.tapprivatemarkets.com) on at least a quarterly basis, but this information may be disclosed on an up to 60-day lag.

Investment Types

Investments in Private Equity Funds through secondary market acquisitions and primary offerings.    The Fund will acquire interests in Private Equity Funds through secondary market acquisitions and primary commitments.

Primary commitments are interests acquired in newly formed Private Equity Funds during their initial fundraising periods, typically made before the fund begins deploying capital into portfolio companies. Capital is called over time and invested by the Private Equity Fund to build a portfolio of underlying companies. Proceeds are returned to the Fund as portfolio companies are exited or as interests are sold on the secondary market. All investments are selected and managed by the Private Equity Fund sponsors.

The Fund will also acquire interests in Private Equity Funds through secondary market transactions. These acquisitions involve purchasing existing limited partner interests in Private Equity Funds, typically through negotiated deals. The Fund expects to benefit from improved visibility into underlying assets and potentially shorter holding periods. Pricing will be based on reported net asset value (“NAV”) and anticipated future cash flows. Secondary transactions will follow the same liquidation process as primary investments.

Co-investments.    The Fund may participate in co-investments, which refer to direct investments made alongside a lead sponsor or private equity fund into a specific portfolio company or asset (“Co-Investments”). These investments are expected to be offered when the lead sponsor has exceeded its allocation capacity. Co-Investments may provide access to attractive assets at the same entry valuation as the lead sponsor and may be subject to reduced or no additional fees. These investments are expected to be held for a defined period in line with the underlying asset strategy.

Non-Principal Strategies.    In addition to the above listed principal strategies of the Fund, the Fund may engage in non-principal strategies from time to time, and while such techniques and investments are permissible for the Fund to utilize, the Fund is not required to utilize such non-principal techniques or investments. See “NON-PRINCIPAL RISKS.”

There can be no assurance that the investment objective of the Fund will be achieved or that the Fund’s portfolio design and risk monitoring strategies will be successful. See “INVESTMENT POLICIES.”

Risk Factors

An investment in the Fund involves substantial risks and special considerations. A discussion of the risks associated with an investment in the Fund can be found under “GENERAL RISKS,” “INVESTMENT RELATED RISKS,” “BUSINESS AND STRUCTURE RELATED RISKS,” “MANAGEMENT RELATED RISKS,” and “LIMITS OF RISKS DISCLOSURE.” Additionally, a discussion of risks related to investments in Private Equity Funds can be found under “SPECIAL RISKS PERTAINING TO INVESTMENTS IN UNDERLYING FUNDS-RISKS ASSOCIATED WITH PRIVATE EQUITY INVESTMENTS” and “RISKS SPECIFIC TO SECONDARY INVESTMENTS.”

Management

The Fund’s Board of Trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. See “MANAGEMENT OF THE FUND — The Board of Trustees.” To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board or the Adviser.

The Adviser

Pursuant to an investment management agreement (the “Investment Management Agreement”), Tap Capital LLC, an investment adviser that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the Fund’s investment adviser. The Adviser was organized as a limited liability company under the laws of Delaware on October 1, 2025.

The Fund pays the Adviser an investment management fee (the “Investment Management Fee”) in an amount equal to an annualized rate of 2.00% of the Fund’s average daily gross assets up to $100 million, and 1.50% of the Fund’s average daily gross assets at or in excess of $100 million, calculated and accrued monthly based on the Fund’s average daily gross assets for the applicable month and payable monthly in arrears at the end of each calendar month. For purposes of the Investment Management Fee, the term “gross assets” includes assets purchased with borrowed amounts, if any. Because the management fee is calculated on gross assets, the Investment Management Fee as a percentage of net assets will be higher than the contractual rates, but is estimated for the current fiscal year to be 2.00%. See “SUMMARY OF FUND EXPENSES” and “INVESTMENT MANAGEMENT FEE”.

Listing Of Common Shares

The Fund has applied to list the Common Shares on the New York Stock Exchange (the “NYSE”), subject to notice of issuance. The trading or ticker symbol of the Common Shares is expected to be “USPE.” There is no guarantee that the Fund will be approved for listing on the NYSE.

Distributions

Because the Fund intends to elect to be treated as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund intends to meet the RIC requirement that it distribute at least 90% of its net taxable income to its Shareholders each year. Nevertheless, there can be no assurance that the Fund will pay distributions to Shareholders at any particular rate. Each year, a statement on Internal Revenue Service (“IRS”) Form 1099-DIV identifying the amount and character of the Fund’s distributions will be mailed to Shareholders. See “TAXES” and “TAX REPORTS” below.

Dividend Reinvestment Plan

The Fund has an automatic dividend reinvestment plan (the “Plan”) commonly referred to as an “opt-out” plan. Each Common Shareholder who participates in the Plan will have all distributions of dividends and capital gains (net of applicable withholding tax) automatically reinvested in additional Common Shares. The automatic reinvestment of dividends and distributions in Common Shares will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends and distributions, even though such participants have not received any cash with which to pay the resulting tax.

Taxes

The Fund intends to elect to be treated as a RIC for U.S. federal income tax purposes and to maintain RIC status each year. As a RIC, the Fund generally will not be subject to U.S. federal corporate income tax, provided that it distributes all of its net taxable income and gains each year. It is anticipated that the Fund will principally recognize dividends and capital gains and therefore distributions paid to the Shareholders that are attributable to such income will, in large part, be taxable to the Shareholders who are individuals at the reduced rates of U.S. federal income tax that are applicable for “qualified dividends” and long-term capital gains.

For a discussion of certain tax risks and considerations relating to an investment in the Fund see “TAX REPORTS” below and “CERTAIN TAX CONSIDERATIONS.”

Prospective investors should consult their own tax advisers with respect to the specific U.S. federal, state, local, U.S. and non-U.S. tax consequences, including applicable tax reporting requirements.

Tax Reports

The Fund will distribute to its Shareholders, after the end of each calendar year, IRS Forms 1099-DIV setting forth the amounts includible in such Shareholders’ taxable income for such year as ordinary income, qualified dividend income and long-term capital gains. Dividends and other taxable distributions are taxable to the Fund’s Shareholders even if they are reinvested in additional Shares pursuant to the Plan.

Administrator, Transfer Agent, Dividend Disbursing Agent and Custodian

U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services) (“U.S. Bank”) serves as the Fund’s administrator. Under a Fund Servicing Agreement (the “Fund Servicing Agreement”), U.S. Bank is responsible for calculating NAVs, providing additional fund accounting and tax services, and providing fund administration and compliance-related services. U.S. Bank National Association will act as the Fund’s custodian. Computershare Inc., a Delaware corporation (“Computershare”), and its affiliate Computershare Trust Company, N.A., a federally chartered trust company (“Computershare”) will act as the Fund’s transfer agent, registrar, Plan Administrator and dividend disbursing agent. See “Administrator, Transfer Agent, Dividend Disbursing Agent and Custodian.”

Reports to Shareholders

Shareholders will receive an unaudited semi-annual and an audited annual report within 60 days after the close of the period for which the report is being made, or as otherwise required by the Investment Company Act. See “REPORTS TO SHAREHOLDERS.”

Fiscal and Tax Year

The Fund’s fiscal year is the 12-month period ending on March 31. The Fund’s taxable year is the 12-month period ending on September 30.

Term

The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Agreement and Declaration of Trust.

SUMMARY OF FUND EXPENSES

The following table shows estimated Fund expenses as a percentage of net assets attributable to Common Shares. The purpose of the following table and the example below is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. Common Shareholders should understand that some of the percentages indicated in the tables below are estimates and may vary. The expenses shown in the table and related footnotes are based on estimated amounts for the Fund’s first year of operations and assume that the Fund issues 8,000,000 Common Shares and engages in leverage in an amount equal to 0% of the Fund’s total assets. If the Fund issues fewer Common Shares, all other things being equal, these expenses would increase as a percentage of net assets attributable to the Fund’s Common Shares, which could adversely impact the investment performance of the Fund. Accordingly, the Fund’s net assets for purposes of the tables and example below include estimated net proceeds from the offering of $100,000,000. The following table should not be considered a representation of the Fund’s future expenses. Actual expenses may be greater or less than those shown below.

As a Percentage of Offering Price
ANNUAL EXPENSES (as a percentage of net assets attributable to Shares)
Investment Management Fee(1)	2.00%
Interest Payments on Borrowed Funds(2)	0.00%
Other Expenses(2)	0.75%
Acquired Fund Fees and Expenses(3)	0.56%
Total Annual Expenses	3.31%

____________

(1)      The Fund will pay the Adviser an Investment Management Fee in an amount equal to an annualized rate of 2.00% of the Fund’s average daily gross assets up to $100 million, and 1.50% of the Fund’s average daily gross assets at or in excess of $100 million, calculated and accrued monthly based on the Fund’s average daily gross assets for the applicable month and payable monthly in arrears at the end of each calendar month. The amount shown in the table assumes that the Fund has $100 million of average net assets for the current fiscal year. The Fund does not expect to utilize borrowing in the current fiscal year. The Investment Management Fee shown in the table is presented as a percentage of net assets attributable to Common Shareholders, as required by Form N-2. For purposes of the Investment Management Fee, the term “gross assets” includes assets purchased with borrowed amounts, if any. Because the management fee is calculated on gross assets, the Investment Management Fee shown in the table as a percentage of net assets will be higher than the contractual rates. See “INVESTMENT MANAGEMENT FEE” for additional information.

(2)      Interest Payments on Borrowed Funds and Other Expenses are estimated for the Fund’s current fiscal year. The Other Expenses include, among other things, professional fees and other expenses that the Fund bears, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the current fiscal year.

(3)      Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in Underlying Funds. Generally, asset-based fees payable in connection with Underlying Fund and Co-Investments investments will range from 0.00% to 2.00% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 0.00% to 20.00% of a private fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Underlying Fund Managers (defined below). The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. “Acquired Fund Fees and Expenses” are estimated for the Fund’s current fiscal year.

The purpose of the table above is to assist prospective investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. For a more complete description of the various fees and expenses of the Fund, see “INVESTMENT MANAGEMENT FEE,” “ADMINISTRATION,” “CUSTODIAN,” “FUND EXPENSES,” “REPURCHASES OF SHARES” and “PURCHASING SHARES.”

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that all distributions are reinvested at net asset value and that the percentage amounts listed under annual expenses remain the same in the years shown. The assumption in the hypothetical example of a 5% annual return is required by regulation of the SEC applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of Shares.

EXAMPLE

You Would Pay the Following Expenses Based on a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
	$33	$102	$173	$360

The example is based on the annual fees and expenses set out on the table above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the dollar amount of the asset-based fees paid by the Fund.

FINANCIAL HIGHLIGHTS

The Fund is newly organized, and it has not commenced operations as of the date of this Prospectus. Therefore, there is no financial history for the Fund.

USE OF PROCEEDS

The net proceeds of this offering are estimated at approximately [$            ] ([$            ] if the underwriters exercise the overallotment option in full). The foregoing assumes that the Adviser will pay an aggregate sales load of $[    ] (or $[    ] per share), which is equal to 3% of the aggregate offering price. The Fund will not repay the sales load paid by the Adviser. The Fund intends to invest the proceeds of any sale of shares, not including the amount of any fees and expenses (including, without limitation, those described in the section captioned “Fund Expenses”), in accordance with the investment objectives and strategies set forth in this Prospectus within three months but, in any event, no later than 12 months after close of the offering. Such investments may be delayed if suitable investments are unavailable at the time or for other reasons, such as market volatility and lack of liquidity in the markets of suitable investments. Pending such investment, the Fund anticipates that it will invest the proceeds in short-term money market instruments, securities with remaining maturities of less than one year, cash or cash equivalents. A delay in the anticipated use of proceeds could adversely affect the value of the Common Shares.

A portion of the amount of proceeds of the offering of Shares or any other available funds may be held in cash, cash equivalents, U.S. government securities, money market funds, repurchase agreements or other high-quality debt instruments maturing in one year or less from the time of investment pending investment pursuant to the Fund’s investment objective and strategies. In addition, subject to applicable law, the Fund may maintain a portion of its assets in cash or such short-term securities or money market funds to meet operational needs, for temporary defensive purposes, or to maintain liquidity. The Fund may be prevented from achieving its objective during any period in which the Fund’s assets are not substantially invested in accordance with its principal investment strategies.

INVESTMENT OBJECTIVE AND STRATEGIES

Investment Objective

The Fund’s investment objective is to achieve maximum total return. There can be no assurance that the Fund’s investment objective will be achieved or that the Fund’s investment program will be successful. The Fund’s Board of Trustees may change the Fund’s investment objective without prior Shareholder approval provided that any changes to the Fund’s investment objective are communicated to Shareholders at least 60 days prior to such change taking place.

Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (defined as net assets plus the amount of borrowings for investment purposes) in limited partnership interests of Private Equity Funds that are domiciled in or primarily investing in the United States. The Fund considers any Underlying Fund that invests the majority of its assets in instruments from issuers domiciled in the United States to be primarily investing in the United States. For purposes of compliance with the Fund’s 80% policy, the Fund will, at the time of the Fund’s investment, consider the investments of any Underlying Funds. The Fund also intends to count the value of any money market funds, U.S. treasuries, and cash or other cash equivalents that cover unfunded commitments to invest equity in Underlying Funds that the Fund reasonably expects to be called in the future as qualifying for purposes of its 80% policy and as a result, the Fund may hold a significant portion of its assets in cash or cash equivalents that are other than Private Equity Funds. The Adviser intends to construct a broad-based portfolio that includes interests in a wide variety of Private Equity Funds with differing managers, vintages, and strategies. The Fund anticipates that it will hold between approximately 50 and 250 Underlying Fund investments, and no single Private Equity Fund will represent more than approximately 5 percent of the Fund’s net assets at the time of investment. The Fund may invest up to 20% of its net assets in foreign investments, including investments denominated in foreign currencies, to the extent consistent with its overall investment strategy.

The Fund will take an opportunistic approach to investing by acquiring Private Equity Funds on the primary and secondary markets. While the Fund may invest through both primary and secondary transactions, the Adviser expects that the Fund’s investment activities will be focused principally on secondary transactions, with primary commitments representing a smaller portion of the portfolio. In secondary acquisitions, a Private Equity Fund may be acquired at a discount to the net asset value of such Private Equity Fund as reported by the manager of the Private Equity Fund. See “Risks Specific to Secondary Investments.” The Fund will attempt to acquire Private Equity Fund interests through primary offerings and on the secondary market at the best prices available as determined by the Adviser. The Fund may also invest on an opportunistic basis in select U.S. publicly traded equities or fixed-income instruments for cash management purposes. The Fund will invest in Private Equity Funds that invest across various industries and strategies. To achieve its investment objective, the Fund will leverage the Adviser’s extensive network of relationships with private equity managers and institutional investors to source and evaluate investments.

The Fund may also invest in in shares of both registered open- or closed-end investment companies (including business development companies, money market funds, single country funds, and exchange traded funds of any kind) and trusts, limited partnerships, limited liability companies or other forms of business organizations, including other pooled investment vehicles, none of which are intended to specifically provide exposure to private assets.

The Fund will publicly disclose information regarding its exposure to the holdings of the Underlying Funds and will make such information available on the Fund’s website (www.tapprivatemarkets.com) on at least a quarterly basis, but this information may be disclosed on an up to 60-day lag.

Investment Types.    The Fund will seek to invest in Private Equity Funds through limited partnership interests as the primary allocation of its portfolio. There is a large and thriving capital market for primary investments into Private Equity Funds, secondary sales of those investments, and selected direct co-investment opportunities alongside those funds. The Fund will be active in these markets making primary commitments, secondary purchases, and direct co-investments alongside private equity sponsors with whom the Adviser has established relationships.

Investments in Private Equity Funds through secondary market acquisitions and primary offerings.    The Fund will acquire interests in Private Equity Funds through primary commitments or secondary market investments. In connection with its secondary market activities, the Adviser will utilize a technology platform operated by Tap Technologies Inc. (“Tap Tech”), which wholly owns the Adviser and is therefore, an affiliate of the Adviser. The platform provides tools commonly used by secondary market participants, including private fund data analysis and transaction workflow functionality to support transaction sourcing, evaluation, and execution. The use of Tap Tech is subject to the Fund’s policies and procedures governing transactions with affiliated brokers see “TRANSACTIONS WITH AFFILIATED BROKERS.” The Adviser expects to source the majority of its ongoing secondary market investments through non-affiliated brokers and other market participants and does not rely exclusively on Tap Tech for deal flow. The Tap Tech platform includes third-party participants and neither Tap Technologies Inc. nor its affiliated entities (other than the Fund) use the platform to transact for their own account.

Primary commitments are interests acquired in newly formed Private Equity Funds during their initial fundraising periods, typically made before the fund begins deploying capital into portfolio companies. Capital is called over time and invested by the Private Equity Fund to build a portfolio of underlying companies. Proceeds are returned to the Fund as portfolio companies are exited or as interests are sold on the secondary market. All investments are selected and managed by the Private Equity Fund sponsors.

The Fund will also acquire interests in Private Equity Funds through secondary market transactions. These acquisitions involve purchasing existing limited partner interests in Private Equity Funds, typically through negotiated deals. The Fund expects to benefit from improved visibility into underlying assets and potentially shorter holding periods. Pricing will be based on reported NAV and anticipated future cash flows. In this market, acquisition prices are usually, though not always, at a discount to the reported NAV from the Underlying Fund Manager. The Fund may choose to apply a common valuation practice known as the “practical expedient” in which it immediately marks an interest purchased at a discount up to the NAV reported by the Underlying Fund Manager. To the extent the Fund follows this practice it would create an immediate gain that increases the Fund’s NAV and may thereby diminish future reported performance. For more information on valuation practices of the Fund see “CALCULATION OF NET ASSET VALUE; VALUATION.” Secondary transactions will follow the same liquidation process as primary investments.

Co-investments.    The Fund may participate in Co-Investments alongside lead sponsors in individual companies or assets. These investments are expected to be offered when the lead sponsor has exceeded its allocation capacity. Co-Investments may provide access to attractive assets at the same entry valuation as the lead sponsor and may be subject to reduced or no additional fees. These investments are expected to be held for a defined period in line with the underlying asset strategy.

The Fund intends to achieve its investment objective by adopting the following investment strategies:

•        Identify high quality Private Equity Funds.    Based on the Adviser’s experience in analyzing the private equity market, it has identified private equity funds managed by top-tier fund managers as opportunities where significant value can be created for investors.

The Fund will further rely on the Adviser’s collective industry knowledge as well as an understanding of where leading institutional investors are committing capital. The Fund will leverage a combination of the Adviser’s relationships in the private equity industry and use independent research to identify Underlying Funds that the Adviser believes are differentiated and best positioned for strong returns. The Adviser will continue to expand its sourcing network in order to evaluate a wide range of investment opportunities in Underlying Funds that demonstrate strong historical performance and alignment with the Fund’s investment criteria. The Fund applies similar investment criteria to primary offerings as it does for secondary acquisitions, except that, in the case of primary offerings, the Fund is only able to rely on analyzing prior funds the fund managers have managed in the past, which is the only information available, whereas with secondary acquisitions, the Fund is additionally able to analyze the track record and valuation of the specific fund being acquired in the secondary market. There is no assurance that past performance is indicative of future results. See “Risks Specific to Secondary Investments” and “SPECIAL RISKS PERTAINING TO INVESTMENTS IN UNDERLYING FUNDS.”

•        Acquire positions in targeted investments.    The Adviser will seek to selectively add to the Fund’s portfolio by sourcing investment opportunities at advantageous valuations through the Adviser’s disciplined investing strategy. To this end, the Adviser will utilize both primary and secondary market strategies to acquire limited partner interests in a varied set of Private Equity Funds. The Adviser may acquire limited partner interests in secondary market transactions that carry commitments for the Fund to pay future capital calls when the limited partner interest is beneficial for the Fund in the view of the Adviser. As part of the secondary market transaction, the Adviser may also negotiate deferred payments.

•        Create access to a varied investment portfolio.    The Fund will hold a varied portfolio of non-controlling limited partner investments, with the goal of minimizing the impact on the portfolio of a downturn in any one specific fund or strategy. The Adviser believes that the Fund’s relatively varied portfolio will provide a convenient means for accredited and non-accredited individual investors to obtain access to an asset class that has generally been limited to large institutional investors.

To enhance the Fund’s liquidity, particularly in times of market fluctuations, the Adviser may sell certain of the Fund’s assets on the Fund’s behalf.

Non-Principal Strategies.    In addition to the above listed principal strategies of the Fund, the Fund may engage in non-principal strategies from time to time, and while such techniques and investments are permissible for the Fund to utilize, the Fund is not required to utilize such non-principal techniques or investments. For a discussion of the non-principal strategies and risks, see “NON-PRINCIPAL RISKS.”

There can be no assurance that the investment objective of the Fund will be achieved or that the Fund’s portfolio design and risk monitoring strategies will be successful. See “INVESTMENT POLICIES.”

Temporary and Defensive Strategies

The Fund may, from time to time in its sole discretion, take temporary or defensive positions in cash, cash equivalents, other short-term securities or money market funds to attempt to reduce volatility caused by adverse market, economic, or other conditions. Any such temporary or defensive positions could prevent the Fund from achieving its investment objective. In addition, subject to applicable law, the Fund may, in the Adviser’s sole discretion, hold cash, cash equivalents, U.S. government securities, money market funds, repurchase agreements, and other high-quality debt instruments maturing in one year or less from the time of investment, pending investment, in order to fund anticipated expenses of the Fund or other operational needs, or otherwise in the sole discretion of the Adviser. See “USE OF PROCEEDS.”

Investment Process

Private Equity Focus

The Adviser believes that the private equity landscape continues to provide extensive opportunities driven by the demand for capital in private equity strategies. Private equity strategies benefit from unique market opportunities, operational value creation, and a vibrant market for exits. The opportunity to acquire secondary interests at discounts and participate in primary offerings at early stages may represent a significant commercial advantage. Thus, the Adviser will actively seek out promising investments across a diverse selection of secondary and primary market opportunities in private equity funds.

Investment Targeting and Screening

The Adviser will identify prospective investments by evaluating Private Equity Funds and limited partnership interests available through primary and secondary markets, filtering and weighting by a set of financial health and strategic alignment metrics.

The Adviser will evaluate prospective investments in Underlying Funds based on the following key growth and health metrics:

•        The fund manager should be well-established and demonstrate consistent performance across several prior fund cycles.

•        Audited financials must be provided by a recognized and reputable audit firm.

•        A strong emphasis on regulatory compliance must be evident in the fund manager’s and fund’s operations and practices.

•        The management team should exhibit extensive industry experience and demonstrate stability over time.

•        The investment strategy should be clearly defined and exhibit minimal deviation from its stated objectives.

•        Fee structures should align with industry standards and avoid unnecessary complexity or excessive costs.

•        Governance structures must be transparent and adhere to widely recognized private equity standards.

The Adviser will further identify prospective investments in Underlying Funds through an extensive network of relationships developed by the Adviser. Investment opportunities that meet the key health criteria will be validated against the observed past performance of leading private equity managers, as well as through the Adviser’s own internal and external research.

Based on the key growth and health criteria, the Adviser will identify a select set of funds that it will evaluate in greater depth.

Research and Due Diligence Process

For both primary and secondary investments, the Adviser will give each prospective Underlying Fund that passes its initial due diligence review a qualitative ranking to allow the Adviser to evaluate it against others in its pipeline and will review and update these rankings on a regular basis. This ranking reflects the Adviser’s holistic assessment of the investment opportunity across all of the due diligence factors described above.

The Adviser’s due diligence process will then vary depending on whether the Fund is investing through a private secondary transaction or by a direct primary investment. In primary investments, the Adviser’s analysis focuses on the sponsor’s historical track record across prior funds, team continuity, and the clarity and discipline of the investment strategy, as there is no existing investment to evaluate. In secondary transactions, the Adviser evaluates these same factors, but places greater emphasis on the performance and composition of the underlying fund. The Adviser will analyze fund-level financials and capital account statements to assess asset quality and determine appropriate pricing.

Portfolio Construction and Sourcing

For both primary and secondary transactions, upon completion of the research and due diligence process, the Adviser will select investments for inclusion in the Fund’s portfolio based on their value proposition, investment thesis, fundamentals and valuation. The Adviser will seek to create a relatively varied portfolio that it expects will include investments in funds representing a broad range of investment themes. The Adviser generally will choose to pursue specific investments based on the availability of fund interests and valuation expectations. The Adviser will utilize a combination of secondary transactions and primary fund commitments to make investments in the portfolio. Once the Adviser has established an initial position in an underlying fund, the Adviser may choose to increase the Fund’s stake through subsequent investments. The Adviser will constantly evaluate the composition of the Fund’s investments and pipeline to ensure the Fund is exposed to a diverse set of funds within its target segments.

The Adviser, on behalf of the Fund, has submitted non-binding, conditional letters of interest (the “LOIs”) to purchase certain Private Equity Funds in secondary transactions. These indications are preliminary, non-binding, and do not create any enforceable rights or obligations for the Fund or any counterparty. The consummation of any investment under the LOIs is subject to further due diligence and negotiation of definitive agreements, and conditioned on the successful completion of this initial public offering (“IPO”) of the Fund’s Common Shares, and any necessary regulatory or other approvals of the Adviser, the Underlying Fund Managers (as defined below), and any other counterparties. There is no assurance that any such investment will be completed. For more information about the possible risks associated with investment into Private Equity Funds in secondary transactions, please see “PRINCIPAL RISKS — RISKS SPECIFIC TO SECONDARY INVESTMENTS.”

Transaction Execution

For primary commitments, the Fund will execute subscription documents with the managers of the Underlying Funds (“Underlying Fund Managers”), outlining the terms of the commitment, including capital call mechanics, fund structure, and governance rights. The term “Underlying Fund Managers” is defined to include the general partners, managing members, investment managers, or other entities responsible for managing the operations and investment activities of the Underlying Funds. Upon acceptance by the Underlying Fund Manager, the Fund becomes a limited partner, subject to the governing documents and capital call schedule of the respective Underlying Fund.

For secondary transactions, the Fund will enter into purchase agreements for substantially all of its private equity investments in Underlying Funds. These investments generally require transfer approval by the manager and often will have contractual transfer limitations, which may, among other things, permit the fund manager, and/or other limited partners a particular period to exercise options such as a right of first refusal over the transaction. Accordingly, the purchase agreements that the Fund may enter into for secondary transactions typically will require the lapse or satisfaction of these rights as a condition to closing. Under these circumstances, the Fund may be required to deposit the purchase price into escrow upon signing, with the funds released to the seller at closing or returned to us if the closing conditions are not met.

In connection with its secondary market activities, the Adviser will utilize a technology platform operated by Tap Tech, which wholly owns the Adviser and is therefore, an affiliate of the Adviser. The platform provides tools commonly used by secondary market participants, including private fund data analysis and transaction workflow functionality to support transaction sourcing, evaluation, and execution. The Adviser expects to use Tap Technologies in the following ways:

•        Transaction Sourcing and Execution: The Adviser may enter indications of interest (IOIs) on the Tap Tech platform to source potential purchase or sale opportunities and may engage with inbound opportunities surfaced through the platform.

•        Pricing and Valuation Analytics: The Adviser will use Tap Tech’s data analytics suite, which extracts and analyzes information from fund documents and performance data, to support transaction pricing.

•        Process Management: The Adviser may use Tap Tech’s platform to organize and manage sales processes for Fund investments.

See “TRANSACTIONS WITH AFFILIATED BROKERS” and “CONFLICTS OF INTEREST.”

Risk Management and Monitoring

The Adviser will monitor the financial trends of each fund to assess the Fund’s exposure to individual fund managers as well as to evaluate overall portfolio quality.

USE OF LEVERAGE

The Fund may use leverage to the extent permitted by the Investment Company Act. The Fund is permitted to obtain leverage using any form of financial leverage instruments, including funds borrowed from banks or other financial institutions, margin facilities, notes or preferred stock and leverage attributable to reverse repurchase agreements or similar transactions. The Fund may further increase its leverage through entry into a credit facility or other leveraging instruments.

The Fund may be subject to certain restrictions on investments imposed by lenders or by one or more rating agencies that may issue ratings for any senior securities issued by the Fund. Borrowing covenants or rating agency guidelines may impose asset coverage or Fund composition requirements that are more stringent than those imposed on the Fund by the Investment Company Act.

As a result of this leverage, a relatively small movement in the spread relationship between the securities and commodities interests the Fund indirectly owns and those which it has indirectly sold short may result in substantial losses.

The Fund reserves the right at any time to use financial leverage to the extent permitted by the Investment Company Act (50% of total assets for preferred stock and 33 1/3% of total assets for senior debt securities) or the Fund may elect to reduce the use of leverage or use no leverage at all. The Fund considers market conditions at the time leverage is incurred and monitors for asset coverage ratios relative to Investment Company Act requirements and the Fund’s financial covenants on an ongoing basis. Leverage as a percentage of the Fund’s total assets will vary depending on market conditions. The timing and terms of any leverage transactions will be determined by the Board. Additionally, the percentage of the Fund’s assets attributable to leverage may vary significantly during periods of extreme market volatility and will increase during periods of declining market prices of the Fund’s portfolio holdings. The Fund generally will not use leverage unless the Fund believes that leverage will serve the best interests of the Fund’s shareholders. The principal factor used in making this determination is whether the potential return is likely to exceed the cost of leverage. The Fund will not issue additional leverage where the estimated costs of issuing such leverage and the on-going cost of servicing the payment obligations on such leverage exceed the estimated return on the proceeds of such leverage. In making the determination of whether to issue leverage, the Fund must rely on estimates of leverage costs and expected returns. Actual costs of leverage vary over time depending on interest rates and other factors. In addition, the percentage of the Fund’s assets attributable to leverage may vary significantly during periods of extreme market volatility and will increase during periods of declining market prices of the Fund’s portfolio holdings. Actual returns vary depending on many factors. The Board also will consider other factors, including whether the current investment opportunities will help the Fund achieve its investment objective and strategies.

Under the Investment Company Act, the Fund is not permitted to issue preferred stock unless immediately after such issuance, the value of the Fund’s total assets (including the proceeds of such issuance) less all liabilities and indebtedness not represented by senior securities is at least equal to 200% of the total of the aggregate amount of senior securities representing indebtedness plus the aggregate liquidation value of any outstanding preferred stock. Stated another way, the Fund may not issue preferred stock that, together with outstanding preferred stock and debt securities, has a total aggregate liquidation value and outstanding principal amount of more than 50% of the value of the Fund’s total assets, including the proceeds of such issuance, less liabilities and indebtedness not represented by senior securities. In addition, the Fund is not permitted to declare any distribution on its Common Shares, or purchase any of the Fund’s Common Shares (through repurchase offers or otherwise) unless the Fund would satisfy this 200% asset coverage requirement test after deducting the amount of such distribution or share price, as the case may be. The Fund may, as a result of market conditions or otherwise, be required to purchase or redeem preferred shares, or sell a portion of its investments when it may be disadvantageous to do so, in order to maintain the required asset coverage. Common Shareholders would bear the costs of issuing additional preferred shares, which may include offering expenses and the ongoing payment of distributions. Under the Investment Company Act, the Fund may only issue one class of preferred shares.

Under the Investment Company Act, the Fund is not permitted to incur indebtedness unless immediately after doing so the Fund has an asset coverage of at least 300% of the aggregate outstanding principal balance of indebtedness. Additionally, under the Investment Company Act, the Fund may not declare any dividend or other distribution upon any class of its Shares, or repurchase any such Shares, unless the aggregate indebtedness of the Fund has, at the time of the declaration of any such dividend or distribution or at the time of any such repurchase, asset coverage of at least 300% after deducting the amount of such dividend, distribution, or repurchase price, as the case may be.

The Fund may enter into one or more credit agreements or other similar agreements negotiated on market terms (each, a “Borrowing Transaction”) with one or more banks or other financial institutions that may or may not be affiliated with the Adviser (each, a “Financial Institution”) as chosen by the Adviser and approved by the Board. The Fund may borrow under a credit facility for a number of reasons, including without limitation, in connection with its investment activities, to make distributions and to otherwise provide the Fund with liquidity. To facilitate such Borrowing Transactions, the Fund may pledge its assets to a Financial Institution.

PRINCIPAL RISKS

The following disclosure is a complete list of all principal risk factors that relate to the operations and terms of the Fund. These considerations should be carefully evaluated before determining whether to invest in the Fund.

The Shares are speculative and illiquid securities involving substantial risk of loss. An investment in the Fund is appropriate only for those investors who do not require a liquid investment, for whom an investment in the Fund does not constitute a complete investment program, and who fully understand and can assume the risks of an investment in the Fund.

GENERAL RISKS

No Operating History

The Fund has no operating history. The Fund is designed primarily as a long-term investment vehicle and not as a trading tool. An investment in the Fund’s securities should not constitute a complete investment program for any investor and involves a high degree of risk. Due to the uncertainty in all investments, there can be no assurance that the Fund will achieve its investment objective. The value of the Fund’s shares could decline substantially and cause you to lose some or all of your investment.

Market Discount Risk

Shares of closed-end management investment companies frequently trade at a discount from their NAV, which is a risk separate and distinct from the risk that the Fund’s NAV could decrease as a result of its investment activities. Although the value of the Fund’s net assets is generally considered by market participants in determining whether to purchase or sell Common Shares, whether investors will realize gains or losses upon the sale of Common Shares will depend entirely upon whether the market price of Common Shares at the time of sale is above or below the investor’s purchase price for Common Shares. Because the market price of Common Shares will be determined by factors such as NAV, dividend and distribution levels (which are dependent, in part, on expenses), supply of and demand for Common Shares, stability of dividends or distributions, trading volume of Common Shares, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether Common Shares will trade at, below or above NAV or at, below or above the initial public offering price. Common Shares of the Fund are designed primarily for long-term investors; investors in Common Shares should not view the Fund as a vehicle for trading purposes.

Closed-End Fund Risk

The Fund is a non-diversified, closed-end management investment company and designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a listed closed-end fund do not have the right to redeem their shares on a daily basis but may sell their shares on the exchange in the secondary market. Shares of the Fund may trade at a discount to the Fund’s NAV. See “GENERAL RISKS — Market Discount Risk.”

Secondary Market for the Common Shares

The issuance of Common Shares through the Plan may have an adverse effect on the secondary market for the Common Shares. The increase in the number of outstanding Common Shares resulting from the issuances pursuant to the Plan and the discount to the market price at which such Common Shares may be issued, may put downward pressure on the market price for the Common Shares. When the Common Shares are trading at a premium, the Fund may also issue Common Shares that may be sold through private transactions effected on the NYSE or through broker-dealers. The increase in the number of outstanding Common Shares resulting from these issuances may put downward pressure on the market price for Common Shares. Additionally, a secondary market may not develop, or if it does develop, it may not provide shareholders with enough liquidity.

Shareholder Activism

Shareholder activism, which could take many forms, including making public demands that the Fund consider certain strategic alternatives, engaging in public campaigns to attempt to influence the Fund’s corporate governance and/or management, and commencing proxy contests to attempt to elect the activists’ representatives or others to the Fund’s Board, or arise in a variety of situations, has been increasing in the closed-end fund space recently. While the Fund is currently not subject to any shareholder activism, due to the potential volatility of the Fund’s stock price and for a variety of other reasons, the Fund may in the future become the target of shareholder activism. Shareholder activism could result in substantial costs and divert management’s and the Fund’s Board’s attention and resources from its business. Also, the Fund may be required to incur significant legal and other expenses related to any activist shareholder matters. Further, the Fund’s stock price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any shareholder activism.

Anti-Takeover Provisions

The Fund’s Declaration of Trust and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status, including the adoption of a staggered Board and the supermajority voting requirements discussed herein. These provisions could deprive the holders of Common Shares of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares or at NAV. See “SUMMARY OF THE DECLARATION OF TRUST.”

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund’s investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to diversification requirements applicable to RICs under the Code. See “CERTAIN TAX CONSIDERATIONS.”

Legal, Tax and Regulatory Risks

Legal, tax and regulatory changes could occur, which may materially adversely affect the Fund. For example, the regulatory and tax environment for leveraged investors and for private markets funds generally is evolving, and changes in the direct or indirect regulation or taxation of leveraged investors or private markets funds may materially adversely affect the ability of the Fund to pursue its investment strategies or achieve its investment objective.

In addition, it is possible that government regulation of various types of derivative instruments and/or regulation of certain market participants’ use of the same, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation by multiple regulators in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategy.

Rule 18f-4 under the Investment Company Act prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements) and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund intends to be a limited derivatives user under Rule 18f-4 of the Investment Company Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.

In addition, as a registered closed-end fund, the Fund will incur significant legal, accounting, administrative and other costs and expenses associated with being subject to the reporting requirements of the Securities Act, Exchange Act and the Investment Company Act and listing standards. Compliance with such public company requirements is costly, time-consuming and complex. The Fund expects to devote a substantial amount of time and resources to compliance. In addition, such requirements, including with respect to the information the Fund is obligated to provide about the Fund and the Underlying Funds, may continue to evolve over time, which may further increase compliance costs. As these laws, regulations and standards are subject to varying interpretations, their application in practice may evolve over time as new guidance becomes available. This evolution may result in continuing uncertainty regarding compliance matters and additional costs necessitated by ongoing revisions to the Fund’s disclosure and compliance practices. If the Fund fails to address and comply with these regulations and any subsequent changes, the Fund may be subject to penalties and may be materially adversely affected.

There is also uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, notably as respect to U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund and its investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or its Underlying Funds invest could have a material effect on the tax consequences to the Shareholders. In the event of any such change in law, each Shareholder is urged to consult its own tax advisers.

Certain tax risks associated with an investment in the Fund are discussed in “CERTAIN TAX CONSIDERATIONS.”

Temporary Investments

The Fund will seek to invest the proceeds of the offering of Shares in accordance with its investment objective and strategies as soon as practicable after completion of the offering, consistent with market conditions and the availability of suitable investments. The Fund cannot assure you it will be able to identify any investments that meet its investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest proceeds on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results.

Before making investments, the Fund may hold proceeds in cash, cash equivalents, U.S. government securities, money market funds, repurchase agreements, and other high-quality debt instruments maturing in one year or less from the time of investment (“Temporary Investments”). This will produce returns that are significantly lower than the returns which the Fund expects to achieve when the Fund’s portfolio is fully invested in securities meeting the Fund’s investment objective. As a result, any distributions that the Fund pays while the Fund’s portfolio is not fully invested in securities meeting its investment objective may be lower than the distributions that the Fund may be able to pay when the Fund portfolio is fully invested in securities meeting the Fund’s investment objective.

Valuations Subject to Adjustment

The valuations reported by the Underlying Fund Managers, based upon which the Fund determines its net asset value, and the net asset value per Share may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Underlying Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. The outstanding Common Shares may be affected by valuation adjustments, with any changes in net asset value impacting shareholders differently depending on the timing of their purchase or sale of Common Shares in the secondary market. The private equity secondaries market is highly negotiated, illiquid and characterized by infrequent trading. There are no continuous or public bid/ask prices for Private Equity Fund interests. Instead, prices are established through bilateral negotiations and are influenced by factors such as underlying fund performance, vintage, market conditions and supply/demand dynamics. Pricing transparency is limited, and transaction data is typically not broadly disseminated.

The valuations of Common Shares may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to the Fund’s operating performance. These factors include:

•        changes in regulatory policies or tax guidelines;

•        changes in earnings or variations in operating results;

•        changes in the value of the Fund investments;

•        changes in accounting standards or valuation methodologies applicable to publicly traded investment funds;

•        any shortfall in revenue or net income or any increase in losses from levels expected by investors;

•        departure of the Adviser or certain of its respective key personnel; and

•        general economic trends and other external factors;

Cybersecurity Risk

As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund and personally identifiable information of the Shareholders. Similarly, service providers of the Adviser or the Fund, especially the Fund’s Administrator, may process, store and transmit such information. The Adviser has procedures and systems in place that it believes are reasonably designed to protect such information and prevent data loss and security breaches. However, such measures cannot provide absolute security. The techniques used to obtain unauthorized access to data, disable or degrade service, or sabotage systems change frequently and may be difficult to detect for long periods of time. Hardware or software acquired from third parties may contain defects in design or manufacture or other problems that could unexpectedly compromise information security. Network connected services provided by third parties to the Adviser may be susceptible to compromise, leading to a breach of the Adviser’s networks. The Adviser’s systems or facilities may be susceptible to employee error or malfeasance, government surveillance, or other security threats. Online services provided by the Adviser to the Shareholders may also be susceptible to compromise. Breach of the Adviser’s information systems may cause information relating to the transactions of the Fund and personally identifiable information of the Shareholders to be lost or improperly accessed, used or disclosed. There can be no assurance that the Fund, the Underlying Funds or their service providers will not suffer losses relating to cybersecurity breaches in the future. Despite reasonable precautions, the risk remains that such incidents could occur, and that such incidents could cause damage to individual investors due to the risk of exposing confidential personal data about investors to unintended parties.

Reporting Requirements

Shareholders who beneficially own Shares that constitute more than 5% or 10% of the Fund’s Shares are subject to certain requirements under the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Shareholders or to notify Shareholders that such reports are required to be made. Shareholders who may be subject to such requirements should consult with their legal advisers.

BUSINESS AND STRUCTURE RELATED RISKS

Reliance on the Adviser

The Adviser has full discretionary authority to identify, structure, allocate, execute, administer, monitor and liquidate Fund investments and, in doing so, has no responsibility to consult with any Shareholder. Accordingly, an investor in the Fund must rely upon the abilities of the Adviser, and no person should invest in the Fund unless such person is willing to entrust all aspects of the investment decisions of the Fund to the Adviser.

Reliance on the Key Personnel

The Fund will depend on the investment expertise, skill and network of business contacts of the Adviser. The Adviser will evaluate, negotiate, structure, execute, monitor and service Fund investments. The Fund’s future success will depend to a significant extent on the continued service and coordination of the Adviser and its investment management team. The departure of certain key personnel of the Adviser or its affiliates could have a material adverse effect on the Fund’s ability to achieve its investment objectives.

The Fund’s ability to achieve its investment objectives depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor Underlying Funds and portfolio companies that meet the Fund’s investment criteria. The Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objectives, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

The Adviser depends on the relationships of it and of its affiliates with private equity sponsors, investment banks and commercial banks, and the Fund relies to a significant extent upon these relationships to provide the Fund with potential investment opportunities. If the Adviser or its affiliates fail to maintain their existing relationships or develop new relationships with other sponsors or sources of investment opportunities, the Fund may not be able to grow its investment portfolio. In addition, individuals with whom the Adviser and its affiliates have relationships are not obligated to provide the Fund, the Adviser or any of their affiliates with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.

Competition for Investment Opportunities

A large number of entities compete with the Fund to make the types of Private Equity Fund investments that the Fund targets as part of its strategy. The Fund competes for such investments with a large number of Private Equity Funds, fund of funds, other equity and non-equity based investment funds, investment banks and other sources of financing. Many of the Fund’s competitors are substantially larger than the Fund is and have considerably greater financial, technical and marketing resources. The Fund may be at a competitive disadvantage with its competitors in a particular sector or investment, as some of them have greater capital, lower targeted returns, a greater willingness to take on risk, more personnel or greater sector or investment strategy specific expertise. The Fund may be unable to find a sufficient number of attractive opportunities to meet its investment objective and there is no assurance as to the timing of investments. The Adviser expects the Fund to benefit from its relationships and experience making investments; however, there can be no assurance that the Adviser will be able to maintain or draw upon such relationships, which could have an adverse effect on the Fund’s ability to find suitable investments and otherwise achieve the Fund’s investment objective. Furthermore, the Adviser will emphasize or de-emphasize different aspects of the Fund’s investment strategy from time to time to respond to changes in market conditions.

Valuation for Fund Investments Uncertain

Under the Investment Company Act, the Fund is required to carry Fund investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser, in accordance with the Fund’s valuation policy, which has been approved by the Board. There is not a public market or active secondary market for many of the securities in which the Fund intends to invest. Rather, many of the Fund’s investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Fund values these securities at fair value as determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board.

The determination of fair value, and thus the amount of unrealized losses the Fund may incur in any year, is to a degree subjective, and the Adviser has a conflict of interest in making the determination. The Fund values these securities daily at fair value determined in good faith by the Adviser in accordance with the valuation procedures that have been approved by the Board. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. Due to this uncertainty, the Fund’s fair value determinations may cause the Fund’s net asset value on a given date to understate or overstate materially the value that the Fund may ultimately realize upon the sale of one or more Fund investments. See “CALCULATION OF NET ASSET VALUE; VALUATION.”

Amount or Frequency of Distributions Not Guaranteed

The Fund’s ability to pay distributions, if any, may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

In the event that the Fund encounters delays in locating suitable investment opportunities, the Fund may return all or a substantial portion of the proceeds from the offering of Shares in anticipation of future cash flow, which may constitute a return of your capital and will lower your tax basis in your Shares. A return of capital generally is a return of your investment rather than a return of earnings or gains derived from the Fund’s investment activities and will be made after deduction of the fees and expenses payable in connection with the proceeds from the offering of Shares, including any fees payable to the Adviser.

Uncertain Source and Quantity of Funding

Proceeds from the sale of Shares will be used for the Fund’s investment opportunities, operating expenses and for payment of various fees and expenses such as the Investment Management Fee and other fees. Any working capital reserves the Fund maintains may not be sufficient for investment purposes, and it may require debt or equity financing to operate. Accordingly, in the event that the Fund develops a need for additional capital in the future for investments or for any other reason, these sources of funding may not be available to the Fund. Consequently, if the Fund cannot obtain debt or equity financing on acceptable terms, the ability to acquire investments and to expand operations will be adversely affected. As a result, the Fund would be less able to achieve the investment objective, which may negatively impact the Fund’s results of operations and reduce the Fund’s ability to make distributions to Shareholders.

Fluctuations in Performance

The Fund could experience fluctuations in its performance due to a number of factors, including, but not limited to, the Fund’s ability or inability to make investments that meet the Fund’s investment criteria, the interest rate payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.

MANAGEMENT RELATED RISKS

Investment Management Fee

The fact that the Investment Management Fee is payable based upon the Fund’s average daily gross assets, which would include any borrowings for investment purposes, may encourage the Adviser to borrow to make additional investments. Borrowed funds that are held in cash, cash equivalents, other short-term securities or money market funds are not considered to be borrowed for investment purposes and are therefore not included in gross assets for purposes of calculating the Investment Management Fee. Under certain circumstances, the use of borrowing may increase the likelihood of default, which would disfavor the Fund and Shareholders. Such a practice could result in the Fund investing in more speculative securities than would otherwise be in the Fund’s best interests, which could result in higher investment losses, particularly during cyclical economic downturns. The Investment Management Fee will be payable even when the Fund has limited invested assets.

Divergence of Resources

Neither the Adviser nor its affiliates, including individuals employed by the Adviser or its affiliates, are prohibited from raising money for and managing another investment entity that makes the same types of investments as those the Fund will target. As a result, the time and resources that these individuals may devote to the Fund may be diverted. In addition, the Fund may compete with any such investment entity for the same investors and investment opportunities. Affiliates of the Adviser, whose primary businesses include the origination of investments, engage in investment advisory business with accounts that compete with the Fund. Affiliates of the Adviser have no obligation to make their originated investment opportunities available to the Adviser or to the Fund.

Transactions with Affiliates

Affiliates of the Adviser may engage in financial advisory activities that are independent from, and may from time to time conflict with, those of the Fund or Fund investments. In the future, there might arise instances where the interests of such affiliates conflict with the interests of the Fund or the Fund’s investments. Affiliates of the Adviser may provide services to, invest in, advise, sponsor and/or act as investment manager to investment vehicles and other persons or entities (including prospective investors in the Fund’s investments) which (i) may have structures, investment objectives and/or policies that are similar to (or different than) those of the Fund, (ii) may compete with the Fund for investment opportunities, and (iii) may invest alongside the Fund in certain transactions that are in compliance with section 17 of the Investment Company Act. The Investment Company Act prohibits the Fund from making certain co-investments with affiliates unless it receives an order from the SEC permitting it to do so. The Fund and the Adviser intend to seek exemptive relief from the provisions of Sections 17(d) of the Investment Company Act to co-invest in certain privately negotiated investment transactions with current or future business development companies, private funds, separate accounts, or registered closed-end funds that are advised by the Adviser or its affiliated investment advisers, collectively, the Fund’s “co-investment affiliates,” subject to the satisfaction of certain conditions. There is no assurance that the Fund and/or the Adviser will receive such exemptive relief, and if they are not able to obtain the exemptive relief, the Fund will not be permitted to make certain co-investments. This may reduce the Fund’s ability to deploy capital and invest its assets. The Fund may be forced to invest in cash, cash equivalents or other assets that may result in lower returns than otherwise may be available through co-investment opportunities.

Transactions With Affiliated Brokers

Affiliated Persons of the Adviser or the Fund, as defined under the Investment Company Act, may act as brokers (“Affiliated Broker”) in connection with securities transactions involving the Fund provided such activities comply with Section 17(e) and Rule 17e-1 thereunder. Tap Tech or its affiliates may act as an Affiliated Broker in connection with the execution of secondary market transactions involving private fund interests, including facilitating transaction execution and related brokerage services. In providing these services, Affiliated Brokers will be selected in accordance with procedures that (i) have been approved by a majority of the Fund’s independent trustees, (ii) are designed to ensure that the selection of such Affiliated Brokers is in the best interests of the Fund and its shareholders, (iii) are reviewed by the Fund’s Board of Trustees at least annually, and (iv) require the maintenance and preservation of certain records related to such transactions. Compensation paid to Affiliated Brokers will be fair, reasonable, and consistent with amounts typically charged by non-affiliated brokers for comparable services, and may be specified in written agreements between the Fund and such Affiliated Brokers. Notwithstanding these safeguards, the use of

Affiliated Brokers might result in higher transaction costs or less favorable execution terms than might be obtained from non-affiliated brokers, if the Adviser believes that the difference is reasonably justified by other aspects of the portfolio execution services offered. There also might be instances where the Affiliated Broker could prioritize its own financial benefit over the Fund’s interests. To address these possibilities, the Fund intends to implement procedures to regularly evaluate the performance and costs associated with Affiliate Brokers against non-affiliated alternatives, subject to periodic review by the Fund’s Board of Trustees. There can be no assurance that such measures will fully address the potential impacts on the Fund’s performance or its investors.

Diligence of Investment Opportunities

When conducting due diligence and investment research, the Adviser may be required to evaluate important and complex business, financial, tax, accounting, environmental, social, governance and legal metrics. Outside consultants, legal advisors, accountants and investment banks may be involved in the due diligence and investment research process in varying degrees depending on the type of investment. When conducting due diligence and investment research and making an assessment regarding an investment, the Adviser may rely on information provided by such persons, or by the management of the target of the investment or their advisors, and Underlying Funds may not provide the information that the Fund requests. To the extent such information is not provided by Underlying Funds, the Adviser will have less information to analyze Underlying Funds for investment and may forgo opportunities that may have otherwise met the Fund’s investment criteria, thereby adversely affecting the Fund’s performance and operations. The due diligence investigation and investment research that the Adviser carries out with respect to any investment opportunity may not reveal or highlight all relevant facts that may be necessary or helpful in evaluating such investment opportunity, may lead to inaccurate or incomplete conclusions, or may be manipulated by fraud. Moreover, such an investigation will not necessarily result in the investment being successful.

Potential Conflicts of Interest

Instances may arise where the interests of the Adviser and its affiliates may potentially or actually conflict with the Fund’s interests and the interests of shareholders. The following discussion enumerates certain potential conflicts of interest that should be carefully evaluated before making an investment in the Fund’s shares. The discussion below does not seek to exhaustively describe all potential conflicts of interest.

The Adviser’s team of investment professionals will have substantial responsibilities in connection with the management of other investment funds, accounts and investment vehicles. Certain members of the Adviser’s investment team serve, or may serve, as officers, directors, members, or principals of entities that operate in the same or a related line of business as the Fund, or of investment funds, accounts, or investment vehicles managed by the Adviser. Similarly, the principals of the Adviser, and their respective affiliates may have other funds with similar, different or competing investment objectives, and such funds may not all be affiliated. These activities also may distract them from sourcing or servicing new investment opportunities for the Fund or slow the Fund’s rate of investment. Any failure to manage the Fund’s business and future growth effectively could have a material adverse effect on the Fund’s business, financial condition, results of operations and cash flows.

The principals of the Adviser and other funds sponsored by the Adviser as passive investors in Private Equity Funds or other investment vehicles, may receive opportunities to invest in funds comprised of securities of established private companies, that the Fund may not have access to or which may not be appropriate for the Fund to consider.

The Fund may utilize companies within the Adviser’s network to structure acquisitions to the extent consistent with applicable law, including particularly the affiliated transaction restrictions of the Investment Company Act and the Adviser’s duty to seek best execution for the Fund’s transactions involving the purchase or sale of securities.

INVESTMENT RELATED RISKS

This section discusses the types of investments that may be made, directly or indirectly, by the Fund, and some of the risks associated with such investments. It is possible that the Fund will make an investment that is not described below, and any such investment will be subject to its own particular risks.

Limited Operating History of Fund Investments

Certain Fund investments may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Adviser to evaluate past performance or to validate the investment strategies of such investment will be limited. Moreover, even to the extent a Fund investment has a longer operating history, the past investment performance of any of the Fund’s investments should not be construed as an indication of the future results of such investments or the Fund, particularly as the investment professionals responsible for the performance of such investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Adviser relies upon information provided to it by the issuer of the securities that is not, and cannot be, independently verified. Further, the results of other funds or accounts managed by the Adviser, which have or have had an investment objective similar to or different from that of the Fund, may not be indicative of the results that the Fund achieves.

Failure to Qualify as a RIC

To qualify for and maintain RIC qualification under the Code, the Fund must meet the following annual distribution, source-of-income, and asset diversification requirements. See “CERTAIN TAX CONSIDERATIONS.”

•        The annual distribution requirement for a RIC will be satisfied if the Fund distributes to Shareholders on an annual basis at least 90% of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Although the Fund may borrow, it is subject to an asset coverage ratio requirement under the Investment Company Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

•        The source-of-income requirement will be satisfied if the Fund obtains at least 90% of its income for each year from dividends, interest, gains from the sale of stock or securities or similar passive sources. If the source-of-income requirement is not met, the Fund may fail to qualify for RIC tax treatment and be subject to corporate income tax.

•        The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement, (i) at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs, and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because most of the Fund’s are expected to be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If the Fund fails to maintain its RIC status for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.

Each of the above ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Adviser obtain information from or about the Underlying Funds in which the Fund is invested. However, Underlying Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of Title A, Chapter 1, of the Code. Ultimately this may limit the universe of Underlying Funds in which the Fund can invest.

In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, the Fund will be required to pay taxes in order to take advantage of the cure if the failure is not de minimis (which taxes may be substantial), and there may be constraints on the Fund’s ability to dispose of its interest in an Underlying Fund that limit utilization of this cure period.

Underlying Funds classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the source-of-income requirement, described above. In order to meet the source-of-income requirement, the Fund may structure its investments in a way potentially increasing the taxes imposed thereon or in respect thereof. Because the Fund may not have timely or complete information concerning the amount and sources of such an Underlying Fund’s income until such income has been earned by the Underlying Fund or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy the source-of-income requirement.

Because the Fund’s allocable portion of an Underlying Fund’s taxable income will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to Shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain its qualification as a RIC under the Code. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to maintain its RIC tax status and thus become subject to corporate-level income tax. For additional discussion regarding the tax implications of a RIC, see “CERTAIN TAX CONSIDERATIONS.”

Restrictions on Raising Capital and Borrowing

As a result of the annual distribution requirement to qualify as a RIC under the Code, the Fund may need to periodically access the capital markets to raise cash to fund new investments of the Fund. The Fund may issue “senior securities,” as defined in the Investment Company Act (including borrowing money from banks or other financial institutions) only in amounts such that the Fund’s asset coverage, as defined in the Investment Company Act, equals at least 200% after such incurrence or issuance. Compliance with these requirements may unfavorably limit the Fund’s investment opportunities and reduce its ability in comparison to other companies to profit from favorable spreads between the rates at which it can borrow and the rates at which it can lend.

The Fund may borrow for investment purposes. If the value of the Fund’s assets declines, the Fund may be unable to satisfy the asset coverage test, which would prohibit the Fund from paying distributions and could prevent the Fund from qualifying as a RIC. If the Fund cannot satisfy the asset coverage test, the Fund may be required to sell a portion of its investments and, depending on the nature of the Fund’s debt financing, repay a portion of the Fund’s indebtedness at a time when such sales may be disadvantageous. In addition, any amounts that the Fund uses to service its indebtedness would not be available for distribution by the Fund to Shareholders.

Concentration of Investments

Many of the Fund’s investments will be private fund interests in private equity funds, and therefore will be particularly exposed to the risks attendant to investments in that investment strategy. Except as otherwise described herein, investors generally have no assurance as to the degree of diversification of the Fund’s investments, either by geographic region, asset type or sector. Accordingly, a significant portion of the Fund’s investments may be made in relatively few geographic regions, asset types, security types or industry sectors. Any such concentration of risk may increase losses suffered by us, which could have a material adverse effect on the Fund’s overall financial condition. The Fund is, however, subject to the asset diversification requirements applicable to RICs. See “CERTAIN TAX CONSIDERATIONS.” Even when the Adviser attempts to control risks and diversify the portfolio, risks associated with different assets may be correlated in unexpected ways, with the result that the Fund may face concentrated exposure to certain risks. Conversely, the Adviser may encounter unexpected changes in the correlation of assets or markets, which confound their attempts to hedge or limit risk and result in investment losses. Many risk management techniques are based on observed historical market behavior, but future market behavior may be entirely different. Although the Adviser attempts to identify, monitor and manage significant risks, these efforts may not necessarily take all risks into account and there can be no assurance that these efforts will be effective. Any inadequacy or failure in the Adviser’s risk management efforts could result in material losses for the Fund.

Commitment Strategy

The Fund may maintain a sizeable cash position in anticipation of funding capital calls. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.

If the Fund defaults on its unfunded commitments or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment. Any failure by the Fund to make timely capital contributions in respect of its unfunded commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, (iii) cause the Fund, and, indirectly, the Shareholders, to be subject to penalties, or (iv) otherwise impair the value of the Fund’s investments.

Leverage

The Underlying Fund Managers and (subject to applicable law) the Fund may employ leverage through borrowings or derivative instruments and are likely to directly or indirectly acquire interests in companies with highly leveraged capital structures. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of the relevant portfolio or investment will decrease. Accordingly, any event that adversely affects the value of a Fund investment will be magnified to the extent leverage is employed. The cumulative effect of the use of leverage by the Fund or the Underlying Funds in a market that moves adversely to the relevant investments could result in substantial losses, exceeding those that would have been incurred if leverage had not been employed.

Economic, Political and Legal Risks

The Fund’s investments will primarily be in Underlying Funds that are domiciled in or primarily investing in the United States but may also include investments in a number of countries, including less developed countries, exposing investors to a range of potential, economic and legal risks, which could have an adverse effect on the Fund. These may include but are not limited to declines in economic growth, inflation, deflation, currency revaluation, nationalization, expropriation, confiscatory taxation, governmental restrictions, adverse regulation, social or political instability, negative diplomatic developments, military conflicts, the spread of infectious illness (including epidemics and pandemics) and terrorist attacks.

For instance, ongoing conflicts in Europe and the Middle East could result in geopolitical instability and adversely affect the global economy or specific markets. Strategic competition between the U.S. and China and resulting tensions have also contributed to uncertainty in the geopolitical and regulatory landscapes. Similarly, other events, including natural disasters, climate-related events, pandemics or health crises may arise from time to time and be accompanied by governmental actions that may increase international tension. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets, as well as Fund investments.

Prospective investors should note that the capital markets in some countries where Fund investments are made may be significantly less developed than those in the United States. Certain investments may be subject to extensive regulation by national governments and/or political subdivisions thereof, which could prevent the Fund or the Underlying Funds from making investments they otherwise would make or cause them to incur substantial additional costs or delays that they otherwise would not suffer. Such countries may have different regulatory standards with respect to insider trading rules, restrictions on market manipulation, shareholder proxy requirements and/or disclosure of information. In addition, the laws of various countries governing business organizations, bankruptcy and insolvency may make legal action difficult and provide little, if any, legal protection for investors, including the Fund and the Underlying Funds. In addition, accounting and auditing standards in many markets are different, and sometimes significantly different from those applicable in the United States. There may be significant differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with generally accepted accounting principles (“GAAP”) in the U.S. Any such laws or regulations may change unpredictably based on political, economic, social and/or market developments.

Emerging Markets Risk

Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could adversely affect the value of the Fund’s investments and hurt those countries’ economies and securities markets. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in share registration, settlement, custody, or other operational risks.

Interest Rate Risk

The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Fund’s investments and the investment opportunities and, accordingly, have a material adverse effect on the Fund’s investment objective and its respective rates of return on invested capital. In addition, an increase in interest rates would make it more expensive to use debt for the Fund and the Fund’s financing needs, if any.

In addition, in the event of a significant rising interest rate environment, companies in which the Underlying Funds invest in that have floating interest rate loans could see their payments increase and there may be a significant increase in the number of companies who are unable or unwilling to repay their loans. Underlying Fund investments in companies with adjustable-rate loans may also decline in value in response to rising interest rates if the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, Underlying Fund investments with fixed rates may decline in value because they are locked in at below market yield.

Interest rates in the United States and many other countries have risen in recent periods and may continue to remain elevated for the foreseeable future. Because longer-term inflationary pressure may result from the U.S. government’s fiscal policies, the Fund may experience higher interest rates over its investment horizon. To the extent the Fund borrows money to finance its investments, the Fund’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s cost of funds could increase. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s financial condition and results of operations.

In addition, a decline in the prices of the debt the Fund owns could adversely affect the Fund’s net asset value. Changes in market interest rates could also affect the ability of operating companies in which the Fund invests to service debt, which could materially impact the Fund.

These techniques may include various interest rate hedging activities and may limit the Fund’s ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Currency Risk

The Fund may make investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund’s investments are denominated against the U.S. dollar may result in a decrease of the Fund’s net asset value. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Inflation Risk

Certain portfolio investments in Underlying Funds may be impacted by inflation. If such portfolio entities are unable to pass any increases in their costs along to their customers, it could adversely affect their results, which could in turn adversely impact the Fund’s results of operations. In addition, any projected future decreases in portfolio investments in Underlying Funds’ operating results due to inflation could adversely impact the fair value of the Fund’s investments. Any decreases in the fair value of the Fund’s investments could result in future unrealized losses and therefore reduce the Fund’s net assets resulting from operations.

Non-U.S. Investments Risk

Non-U.S. investments involve certain factors not typically associated with investing in U.S. securities, including risks relating to the following: (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various foreign currencies in which foreign investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) inflation matters, including rapid fluctuations in inflation rates; (iii) differences between the U.S. and foreign investment markets, including potential price volatility in and relative liquidity of some foreign markets, the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and the potential of less government supervision and regulation; (iv) economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; (v) the possible imposition of foreign taxes on income and gains recognized with respect to such investments; and (vi) difficulties in enforcing legal judgements in foreign courts. Laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. There is no assurance that changes in the political or economic climate, legal or regulatory environment, foreign ownership laws, capital repatriation rules, or taxation policies will not adversely impact the Fund’s investments.

Market Events Risk

The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the U.S. and could impact the liquidity of the U.S. government securities markets and ultimately the Fund. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Recent examples of the above risks include conflict, loss of life and disaster connected to ongoing armed conflict in Europe and in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect the Fund’s investments in securities and instruments that are economically tied to the applicable region. Additionally, the U.S. government has recently imposed, and may in the future increase, tariffs on specific countries and commodities. In response, certain foreign trading partners, and others in the future, may impose retaliatory tariffs on certain U.S. goods, creating significant uncertainty about the future relationship between the United States and certain other countries with respect to trade policies, treaties and new and increased tariffs.

Epidemics and pandemics may negatively affect the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. On May 5, 2023, the World Health Organization declared the end of the global emergency status for COVID-19. The United States subsequently ended the federal COVID-19 public health emergency declaration effective May 11, 2023.

Although vaccines for COVID-19 are widely available, it is unknown how long certain circumstances related to the pandemic will persist, whether they will reoccur in the future, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect the Fund’s or an Underlying Fund’s performance.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s or an Underlying Fund’s ability to access depository accounts. In such cases, the Fund or an Underlying Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund or an Underlying Fund or other Fund investment holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund or an Underlying Fund or other Fund investment may not recover such excess, uninsured amounts.

Additionally, climate change poses long-term threats to physical and biological systems. Potential hazards and risks related to climate change include, among other things, wildfires, rising sea levels, more severe coastal flooding and erosion hazards, and more intense storms. Storms in recent years have demonstrated vulnerabilities in infrastructure to extreme weather events. Climate change risks, if they materialize, can adversely impact financial plans in current or future years. In addition, economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may not ever recover their value. Large wildfires driven by high winds and prolonged drought may devastate businesses and entire communities and may be very costly to any business found to be responsible for the fire. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. The Fund cannot predict the effects of or likelihood of such events on the U.S. and world economies. The Fund could be materially impacted by such events which may, in turn, negatively affect the value and performance of the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund.

Contingent Liabilities

The Fund will invest a substantial portion of its assets in private securities. The Fund may be required to indemnify the purchasers of such investment to the extent that any such representations turn out to be inaccurate or with respect to potential liabilities. These arrangements may result in contingent liabilities that ultimately result in funding obligations that the Fund must satisfy through its return of distributions previously made to it.

Equity Investments

Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting securities markets generally, particular industries represented by those markets, or factors related to a specific company, such as decisions made by its management.

SPECIAL RISKS PERTAINING TO INVESTMENTS IN UNDERLYING FUNDS

This section discusses certain risks related to the fact that the Fund invests in Underlying Funds.

Investments in the Underlying Funds Generally

Investments in the Underlying Funds that the Fund targets involve a number of significant risks, including the following:

•        Unlike registered investment companies, the Underlying Funds are not subject to the Investment Company Act and are therefore not limited with respect to how they invest their assets, including with respect to the use of leverage, affiliated transactions, and other investment practices. As a result, the Underlying Funds may engage in investment activities that would not be permitted for registered investment companies, which may increase the risk profile of the Fund’s investments. See “Risks Associated with Private Equity Investments.”

•        The Underlying Funds often have requirements to contribute capital to the fund or, in rare cases, may clawback capital previously distributed to investors, which increases the Fund’s risk of running into issues with liquidity that may require the Fund to sell assets at deep discounts or borrow funds at high rates in order to meet these financial obligations. See “Underlying Funds’ Securities are Generally Illiquid.”

•        The Underlying Funds typically have limited information available, narrower investment strategies, and less liquidity compared to public investments, which renders them more vulnerable to adverse market conditions’ strategies. The Fund will publicly disclose information regarding its exposure to the holdings of the Private Equity Funds and will make such information available on the Fund’s website (www.tapprivatemarkets.com) on at least a quarterly basis; this information may be disclosed on an up to 60-day lag. However, each Private Equity Fund is under no obligation to furnish, or may generally resist providing, such information to the Fund and as a result, the Fund may be required to forgo opportunities that may have otherwise met the Fund’s investment criteria, thereby adversely affecting the Fund’s performance and operations. The Fund will also provide Shareholders with information regarding the underlying Private Equity Funds in its financial statements and other required periodic filings with the SEC. See “Underlying Fund Operations Not Transparent.”

•        Because the Underlying Funds include privately-held assets, there is generally little publicly available information about these investments; therefore, although the Adviser will perform due diligence investigations on these fund limited partners, their operations and their prospects, the Adviser may not learn all of the material information it needs to know regarding these investments and, in the case of investments the Fund acquires on the secondary market, the Adviser may be unable to obtain financial or other information regarding the underlying assets with respect to which the Fund invests. Furthermore, there can be no assurance that the information that the Adviser does obtain with respect to any investment is reliable. See “Underlying Fund Operations Not Transparent.”

•        Underlying Funds may be more likely to depend on the management talents and efforts of a small group of managers; therefore, the performance variation among funds can be significant, and the failure of a manager to execute its strategy could have a material adverse impact on the Fund’s investment. See “Reliance on Underlying Fund Managers”

•        Private equity returns are influenced by the broader M&A and IPO markets. If these markets experience a downturn, it may become more difficult to execute successful exits or achieve desired valuations. A weak market environment can prolong the holding period of investments and reduce overall returns. See “Market Events Risk.”

•        Private equity firms often use leverage as a key component of their strategy to enhance returns. However, this reliance on borrowed capital increases the risk of default, particularly if portfolio companies face operational challenges or economic downturns. Excessive leverage can amplify losses, potentially impacting the overall fund performance. See “INVESTMENT RELATED RISKS — Leverage.”

•        Private equity assets are not traded on public markets, so their valuations rely on subjective appraisals or infrequent updates. This lack of regular pricing transparency can lead to uncertainty in assessing the actual performance of investments. Valuations may also be influenced by market conditions or assumptions that later prove inaccurate. See “Valuation of the Fund’s Interests in Underlying Funds.”

•        Private equity investments are subject to evolving regulatory environments that can vary significantly by jurisdiction. Changes in tax laws, reporting requirements, or restrictions on capital flows could impact the operations of funds or portfolio companies. Compliance costs may increase, and regulatory uncertainty could introduce additional risks that may adversely affect returns. See “Legal, Tax and Regulatory Risks.”

•        Private Equity Funds frequently have much more complex capital structures than traditional publicly traded companies, and may have multiple classes of interests with differing rights, including with respect to voting and distributions. In addition, it is often difficult to obtain financial and other information with respect to private funds, and even where the Adviser is able to obtain such information, there can be no assurance that it is complete or accurate. Although the Adviser believes that its investment professionals have extensive experience evaluating and investing in Private Equity Funds with such complex capital structures, there can be no assurance that the Adviser will be able to adequately evaluate the relative risks and benefits of investing in a particular class of a fund’s interests. Any failure on the Adviser’s part to properly evaluate the relative rights and value of an investment in which the Fund participates could cause the Fund to lose part or all of its investment, which in turn could have a material and adverse effect on the Fund’s net asset value and results of operations. See “Underlying Fund Operations Not Transparent.”

•        A fund’s failure to satisfy financial or operating covenants imposed by its agreements could lead to defaults and, potentially, termination of its commitments, which could trigger cross-defaults under other agreements and jeopardize the Fund’s investment. The Fund may incur expenses to the extent necessary to seek recovery of its investment or to negotiate new terms with a financially distressed investment.

•        The Fund’s investments in Underlying Funds require the Fund to bear a pro rata share of each Underlying Fund’s fees and expenses, including management fees and, in some cases, performance fees or incentive allocations. Performance fees or incentive allocations may be payable to an Underlying Fund Manager based on the performance of that Underlying Fund, regardless of the performance of other Underlying Funds or the overall performance of the Fund, which could adversely affect the Fund’s returns. The fees the Fund pays to invest in an Underlying Fund may be higher than if the Underlying Fund Manager managed the Fund’s assets directly. The incentive fees charged by certain Underlying Funds may create an incentive for an Underlying Fund Manager to make investments that are riskier and/or more speculative than the investments it might have made in the absence of an incentive fee.

See “RISKS SPECIFIC TO SECONDARY INVESTMENTS.”

In addition, the Private Equity Fund interests that the Fund acquires may be subject to drag-along rights, which could permit other interest holders, under certain circumstances, to force the Fund to liquidate its position in a subject fund at a specified price, which could be inadequate or undesirable or even below the Fund’s cost basis. In this event, the Fund could realize a loss or fail to realize gain in an amount that the Adviser deems appropriate on the investment. Further, capital market volatility and the overall market environment may preclude the funds from realizing liquidity events and impede the Fund’s exit from these investments. Accordingly, the Fund may not be able to realize gains from its fund interests, and any gains that the Fund does realize on the disposition of any fund interests may not be sufficient to offset any other losses. The Fund will generally have little, if any, control over the timing of any gains it may realize from its fund investments unless and until the portfolio funds in which the Fund invests realizes liquidity events. In addition, the portfolio funds in which the Fund invests may have substantial leverage. In such cases, the Fund would typically be last in line behind any creditors in a fund wind-up or liquidation and would likely experience a complete loss on its investment.

The lack of liquidity in, and potentially extended holding period of many of the Fund’s investments may adversely affect the Fund’s business and will delay any distributions of gains, if any.

The Fund’s investments will generally not be in publicly traded securities. Certain of the fund interests that the Fund may hold will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. In addition, while some portfolio fund interests may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any portfolio fund at the time it desires to do so and at the price it anticipates. The illiquidity of the Fund’s investments, including those that are traded on private secondary marketplaces, will make it difficult for the Fund to sell such investments if the need arises. Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which it previously recorded its investments.

The Fund’s investments in Underlying Funds are subject to additional risks. Underlying Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Underlying Funds are subject to specific risks, depending on the nature of the vehicle and also may employ leverage. Underlying Funds do not have the protections that are afforded to registered investment companies, such as the presence of independent boards, shareholder approval of advisory contracts, limitations on leverage and restrictions on transactions with affiliates. These characteristics present additional risks for Shareholders.

No market for the interests in an Underlying Fund exists or is expected to develop, and it may be difficult or impossible to transfer the interests in such Underlying Fund, even in an emergency. In addition, the Fund will not have the right to withdraw or transfer any amount of the Fund’s investment in an Underlying Fund without the prior consent of its manager, which consent may be withheld for any or no reason. As a result, the Fund may need to hold the Underlying Fund interest indefinitely.

Risks Associated with Private Equity Investments

Because the Fund intends to invest in Private Equity Fund interests, the Fund expects the operations of such investments to be subject to risks associated with the private equity market.

The Fund intends to invest in Private Equity Funds through secondary market acquisitions and primary offerings. Investments in these funds involve special risks, including the following risks, among others, any of which could be detrimental to the value of funds in which the Fund invests and consequently the value of the Fund’s shares.

•        Private equity investments are inherently illiquid, and there may be delays in realizing the value from such investments, which can impact the Fund’s liquidity position.

•        The performance of the Private Equity Fund managers in which the Fund invests is critical to achieving the Fund’s objective, and there is no assurance that past performance is indicative of future results.

•        Secondary market transactions may involve pricing variability and limited information on fund valuations at the time of purchase, which could lead to mispricing and overvaluation risks.

•        The private equity industry may be subject to regulatory changes, which could affect the operations of the funds and companies in which the Fund invests.

•        Future developments regarding the treatment of private equity for U.S. federal income and/or foreign tax purposes could adversely impact the business of funds in which the Fund may invest.

•        The funds in which the Fund may invest may be subject to complex financial accounting rules, and there is limited guidance from accounting standard setting bodies. If financial accounting standards undergo significant changes, the operating results of funds in which the Fund may invest could be adversely affected.

Recent developments in the private equity market may lead to volatility and disruption in investment valuations and a loss of confidence in certain market segments. Private equity valuations can fluctuate based on economic conditions, interest rates, and market supply and demand dynamics. These factors can lead to volatility and disruption in the private equity sector and financial difficulties for some market participants. Historical examples have shown that during economic downturns, private equity funds can face challenging fundraising environments and pressure on valuations. Just as previous financial crises affected traditional investment markets, similar dynamics could impact confidence and valuation within the private equity sector. Within recent memory, the COVID-19 pandemic severely disrupted global financial markets, including private equity. The broad economic shutdowns and uncertainty impacted fundraising timelines and led to revised valuations and exit strategies. As a result, fund managers had to reassess financial projections and potentially delay exits, impacting overall fund returns. Regulatory and governmental policies responding to such disruptions could also alter landscape and investor sentiment in private equity investments.

To the extent that the Fund invest in other funds, such as SEC-registered exchange-traded funds, that hold private equity interests, the value of such investments will relate directly to the value of the private equity interests in their portfolio, and the value of such interests may be highly volatile and subject to fluctuations due to a number of factors.

The market price of private equity interests may be highly volatile, and subject to a number of factors, including:

•        an increase or decrease in global capital markets activity and liquidity generally;

•        manipulative trading activity in private equity markets, which may be less regulated;

•        changes in the regulatory environment affecting private equity transactions;

•        investors’ expectations with respect to interest rates, the rates of inflation, and private equity funding costs;

•        investor preferences and perceptions of Private Equity Funds;

•        fund creation and liquidation policies in private equity markets;

•        the liquidity of private equity markets and any increase or decrease in trading volume in these markets;

•        investment and trading activities of large investors that invest directly or indirectly in private equity interests;

•        influence of large investors on the private equity market, possibly leading to artificially high demand;

•        changes in the status of private equity interests under the federal securities laws;

•        monetary policies of governments, trade restrictions, currency devaluations and revaluations, and regulatory measures impacting private equity markets; and

•        global or regional political, economic or financial conditions, events, and situations.

In addition, there is no assurance that private equity interests will maintain their value in the long or intermediate term. In the event that the price of private equity interests decline, the value of funds in which the Fund may invest will likely decline. The value of private equity interests may also be subject to momentum pricing due to speculation regarding future appreciation in value, leading to greater volatility that could adversely affect the value of the Fund’s shares. Momentum pricing typically is associated with growth assets whose valuation, as determined by the investing public, accounts for future appreciation in value, if any. The Adviser believes that momentum pricing of private equity has increased the volatility of the price of such interests. As a result, private equity interests may be more likely to fluctuate in value due to changing investor confidence, which could impact future appreciation or depreciation of the Private Equity Funds in which the Fund may invest and consequently the value of the Fund’s shares and your investment.

Due to the variable nature and lack of transparency in some private equity investments, the Fund’s portfolio may experience fraud, market manipulation, business failures, security failures, or operational problems, which may adversely affect the value of the Fund’s investments.

The Fund may invest in Private Equity Funds that provide services to, or rely on, or integrate with private markets. The largest Private Equity Funds typically trade based on periodic valuations and provide limited transparency regarding transaction price and volume data. While many prominent funds provide the public with significant information regarding their ownership structure, management teams, corporate practices, and regulatory compliance, many other private equity funds do not provide this information. Furthermore, while private equity funds are subject to federal and state regulations in the United States, they do not currently appear to be subject to regulation in a similar manner as other regulated trading platforms, such as national securities exchanges or designated contract markets. As a result, the marketplace may lose confidence in private equity markets.

Many private equity funds operate with limited transparency regarding their ownership structure, management team, corporate practices, cybersecurity, and regulatory compliance. In addition, private equity funds located outside the United States may be subject to significantly less stringent regulatory and compliance requirements in their local jurisdictions and may take the position that they are not subject to U.S. laws and regulations applicable to a national securities exchange or designated contract market, or may, as a practical matter, be beyond the ambit of U.S. regulators. As a result, activity on private equity markets is generally significantly less regulated than trading activity on regulated

U.S. securities and commodities markets, and may reflect behavior that would be prohibited in regulated U.S. trading venues. Any actual or perceived market manipulation, fraud, and any other fraudulent or manipulative acts and practices, could adversely affect the market perception and value of private equity, which could in turn adversely impact the value of the Fund’s shares.

Investing in Private Equity Funds involves several risks, including market, liquidity, and valuation risks. Market conditions and forces can significantly influence the value of investments in Private Equity Funds, and these investments typically have long lock-up periods with limited opportunities for liquidity. Additionally, Private Equity Fund valuations are inherently subjective, with valuations set by fund managers often based on their assessments which could vary from actual market realizations. See “SPECIAL RISKS PERTAINING TO INVESTMENTS IN UNDERLYING FUNDS-Valuation of the Fund’s Interests in Underlying Funds.”

The performance of the Fund can be significantly impacted by the underlying Private Equity Funds’ operational and financial risks, which may include leverage, transparency, and governance issues. Private equity investments tend to utilize leverage to enhance investment returns, which amplifies both gains and losses, potentially increasing the Fund’s volatility and risk of principal loss.

In addition to market and liquidity risks, the Fund could face risks related to co-investments in private equity deals which can involve less diversification and a concentration in certain investments, sectors, or geographies. This exposure could lead to greater volatility and potential losses than a more diversified approach.

The Fund may invest in managers with diverse strategies and sectors, potentially impacting portfolio performance based on macroeconomic factors and sector-specific risks. While the Fund seeks to achieve diversification across Private Equity Funds, varying strategies and market conditions may impact the returns of specific sector-focused investments. Factors such as economic downturns, regulatory changes, or shifts in consumer behavior can disproportionately affect certain sectors, impacting the performance of specific funds in the portfolio.

The Fund’s investments in Private Equity Funds may also be subject to various regulatory risks, with significant changes in regulations potentially affecting fund operations and valuations. The regulatory landscape for private equity investments is complex and evolving, which might introduce unforeseen risks to fund holdings and their overall performance.

The liquidity and exit opportunities of private equity investments are typically limited, requiring long-term commitments and patience to realize returns. This characteristic necessitates a strategic approach to portfolio construction and risk management.

The future development and success of private equity investments hinge on numerous factors that can be challenging to forecast and assess. Should the private equity market not expand as anticipated, the value of the Fund’s investments, and thus the value of your shares, could be adversely affected.

The Fund’s portfolio investments in Underlying Funds will be subject to an extensive, highly evolving and uncertain regulatory landscape and any adverse changes to, or their failure to comply with, any laws and regulations could adversely affect their operations, performance, financial condition, and the value of the Fund’s investments. The private equity entities in which the Fund will invest are subject to extensive laws, rules, regulations, policies, orders, and legal interpretations in the markets in which they operate, which may include those governing financial services, securities, mergers and acquisitions, corporate governance, antitrust and competition, labor, taxation, bankruptcy, and environmental compliance. Many existing legal and regulatory regimes do not contemplate or address the complex and varied structures of private equity investments, which involve different levels of regulatory scrutiny depending on jurisdiction. These legal and regulatory regimes often evolve and may be modified, interpreted, and applied in inconsistent ways from one jurisdiction to another. The Private Equity Funds may face compliance challenges in such an evolving landscape, and any failure to adhere to regulations may result in penalties that could adversely affect their performance and indirectly impact the value of the Fund’s investments.

The Fund may invest in portfolio entities that manage significant amounts of capital for investment purposes. Effective capital management is integral to building trust with stakeholders. To the extent any of the Fund’s portfolio investments in Underlying Funds fail to effectively manage their capital and financial structures, such failure could adversely impact such investment’s business, results, and financial condition.

The Fund may invest in funds that engage in complex or high-risk strategies, and the Fund’s portfolio may suffer if these investment strategies do not perform as expected. The Fund’s investments may involve Private Equity Funds employing complex and high-risk investment strategies, including leveraged buyouts, distressed asset investments, or sector-specific concentrations. These approaches may yield significant upside potential; however, they also carry the inherent risk of significant losses. Factors such as economic downturns, shifts in regulatory environments, and unforeseen market events could disproportionately harm these funds, possibly resulting in substantial losses for the Fund.

The Fund may invest in private equity funds with a focus on acquiring fund interests via secondary market transactions. Private equity is a mature market, but transactions in private equity funds, especially on the secondary market, can be complex and not without risk. Consequently, changes in market dynamics or negative press may impact confidence in the private equity sector.

Negative perception, a lack of transparency in private equity transactions, or adverse market changes can reduce confidence or interest in the private equity market, potentially increasing the volatility of fund valuations. Any such occurrences could affect the value of the Fund’s portfolio.

Any of the foregoing factors could have an adverse impact on the operations, and the value of the Fund’s shares, and could cause you to lose all or substantially all of the value of your investment.

Exchange-Traded Funds and Other Investment Companies

The Fund may invest in shares of both open- or closed-end investment companies (including business development companies, money market funds, single country funds, and exchange traded funds of any kind) and trusts, limited partnerships, limited liability companies or other forms of business organizations, including other pooled investment vehicles. Investing in another pooled vehicle exposes the Fund to all the risks of that pooled vehicle.

As the shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Such expenses are in addition to the expenses the Fund pays in connection with its own operations. The Fund’s investments in other investment companies may be limited by applicable law. It is possible that, under certain circumstances, the Fund may be prevented by applicable law from investing in other investment companies when doing so may otherwise be the most efficient way for the Fund to obtain exposure to a portfolio of debt securities.

Despite the possibility of greater fees and expenses, investments in other investment companies may nonetheless be attractive for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for the Fund to invest in such countries. In other cases, when a portfolio manager desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.

Among the types of investment companies in which the Fund may invest are Exchange Traded Fund (“ETFs”). Index ETFs are open-end management investment companies that seek to provide investment results that correspond generally to the price and yield performance of a specified index (Index Fund). Individual investments in ETFs generally are not redeemable. However, large quantities of ETF shares known as “Creation Units” are redeemable from the ETF. The liquidity of smaller holdings of ETF shares will depend upon the existence of a secondary market.

Disruptions in the markets for the securities held by ETFs or other investment companies purchased or sold by the Fund could result in losses on investments in ETFs or other investment companies. ETFs also carry the risk that the price the Fund pays or receives may be higher or lower than the ETF’s NAV. ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. ETFs and other investment companies in which the Fund may invest may be leveraged, which would increase the volatility of the value of the Fund’s Common Shares (“Common Shares”).

Possession of Material Non-Public Information

The investment team of the Adviser may have access to material nonpublic information of Private Equity Funds in which the Fund may invest. In the event that the Fund becomes subject to trading restrictions under the internal trading policies of those funds or as a result of applicable law or regulations, the Fund could be prohibited for a period of time from purchasing or selling interests of such funds, and this prohibition may have an adverse effect on the Fund’s ability to achieve its investment objective.

Reliance on Underlying Fund Managers

The management of the Private Equity Fund interests in which the Fund will invest will be the responsibility of the respective fund managers. The Fund does not intend to seek representation on a fund’s investment committee or otherwise provide management or strategic planning assistance, and will not have an active role in the day-to-day management of the funds in which it invests. Although the Adviser will be responsible for monitoring the performance of each investment, there can be no assurance that a fund manager will be able to operate successfully, or in a way that is consistent with the Fund’s investment objective. To the extent that a fund manager performs poorly, or if a key manager of a fund terminates employment, the Fund’s investment in such fund could be adversely affected. The Fund’s returns will depend in large part on the performance of these unrelated individuals and could be substantially adversely affected by the unfavorable performance of a small number of such individuals. In addition, Underlying Fund Managers are compensated based on the performance of their portfolios. Accordingly, there often may be times when a particular Underlying Fund Manager may receive incentive compensation in respect of its portfolio for a period even though the Fund’s net asset values may have decreased during such period.

In addition, the Fund will generally invest in private funds based on the investment projections provided by such funds. Projected returns will normally be based in part on the judgment of the respective fund managers. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. There can be no assurance that the projected results will be obtained, and actual results may vary significantly from the projections. In circumstances in which the Adviser relies on information from fund management, the Fund may be subject to the risk of dysfunctional or fraudulent management and/or accounting irregularities.

Environmental Liability

The Fund may be exposed to substantial risk of loss from environmental claims arising from investments made in funds with undisclosed or unknown environmental problems or with inadequate reserves, as well as from occupational safety issues and concerns. Under various laws, ordinances and regulations, an owner of assets may be liable for the costs of removal or remediation of certain hazardous or toxic substances on or in such property. Such laws often impose such liability without regard to whether the owner knew of, or was responsible for, the presence of such hazardous or toxic substances. The cost of any required remediation and the owner’s liability, therefore, as to any property are generally not limited under such laws and could exceed the value of the property and/or the aggregate assets of the owner. The presence of such substances, or the failure to properly remediate contamination from such substances, may adversely affect the owner’s ability to sell the assets or to borrow funds using such assets as collateral, which could have an adverse effect on the Fund’s return from such investments. Environmental claims with respect to a specific investment may exceed the value of such investment, and under certain circumstances, subject the Fund’s other assets to such liabilities.

Underlying Funds’ Securities are Generally Illiquid

The securities of the Underlying Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Underlying Funds are generally subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Underlying Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Underlying Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the net asset values of the Fund.

Underlying Fund Operations Not Transparent

The Adviser does not control the investments or operations of the Underlying Funds. An Underlying Fund Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. Some Underlying Fund Managers may have a limited operating history, and some may have limited experience in executing one or more investment strategies to be employed for an Underlying Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to the Adviser with respect to the Fund investments will not be fraudulent, inaccurate or incomplete.

Valuation of the Fund’s Interests in Underlying Funds

The valuation of the Fund’s investments in Underlying Funds may be determined based upon valuations provided by the Underlying Fund Managers of such Underlying Funds, which valuations may not be audited. A majority of the securities in which the Underlying Funds invest will not have a readily ascertainable market price and will be valued by the Underlying Fund Managers. In this regard, an Underlying Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Underlying Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Underlying Fund, the accuracy of the valuations provided by the Underlying Funds, that the Underlying Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Underlying Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Board has approved valuation procedures for the Fund and has approved the delegation of the day-to-day valuation and pricing responsibility for the Fund to the Adviser as valuation designee (the “Valuation Designee”), subject to the oversight of the Board. The Adviser will periodically review Underlying Fund Managers’ valuation methods and inputs, including at initial purchase, but no assurance can be given regarding the valuation methods or the sufficiency of inputs utilized by Underlying Fund Managers.

An Underlying Fund Manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser elects to cause the Fund to sell its interests in such an Underlying Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Underlying Fund Manager’s valuations of such interests could remain subject to such fraud or error, and the Valuation Designee may determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by Underlying Fund Managers could have a material adverse effect on the Fund if the Underlying Fund Manager’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Inability to Vote

To the extent that the Fund owns less than 5% of the voting securities of each Underlying Fund, it may be able to avoid that any such Underlying Fund is deemed an “affiliated person” of the Fund for purposes of the Investment Company Act (which designation could, among other things, potentially impose limits on transactions with the Underlying Funds, both by the Fund and other clients of the Adviser). To limit its voting interest in certain Underlying Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in an Underlying Fund. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Underlying Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of an Underlying Fund, the Fund will not be able to vote on matters that require the approval of such Underlying Fund’s investors, including matters which may be adverse to the Fund’s interests. There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of an Underlying Fund. If the Fund is considered to be affiliated with an Underlying Fund, transactions between the Fund and such Underlying Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Consortium or Offsetting Investments

The Underlying Fund Managers may work with other Underlying Fund Managers to invest collectively in the same underlying company, which could result in increased concentration risk where multiple Underlying Funds in the Fund’s portfolio each invest in a particular underlying company. In other situations, Underlying Funds may hold economically offsetting positions. To the extent that the Underlying Fund Managers do, in fact, hold such offsetting positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. Furthermore, it is possible that from time to time, various Underlying Fund Managers selected by the Adviser may be competing with each other for investments in one or more markets.

Limitations on Ability to Invest in Underlying Funds

Certain Underlying Fund Managers’ investment approaches can accommodate only a certain amount of capital. Underlying Fund Managers typically endeavor not to undertake to manage more capital than such Underlying Fund Manager’s approach can accommodate without risking a potential deterioration in returns. Accordingly, each Underlying Fund Manager has the right to refuse to manage some or all of the Fund’s assets that the Adviser may wish to allocate to such Underlying Fund Manager. Further, continued sales of Shares would dilute the indirect participation of existing Shareholders with such Underlying Fund Manager.

In addition, it is expected that the Fund will be able to make investments in particular Underlying Funds only at certain times, and commitments to Underlying Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Underlying Funds in cash equivalents, short-term securities or money market securities pending investment in Underlying Funds. To the extent that the Fund’s assets are not invested in Underlying Funds, the Fund may be unable to meet its investment objective.

Indemnification of Underlying Funds and Underlying Fund Managers

The Fund may agree to indemnify certain of the Underlying Funds and the Underlying Fund Managers and their respective officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Underlying Funds or co-investment. If the Fund were required to make payments (or return distributions received from such Underlying Funds or co-investment) in respect of any such indemnity, the Fund could be materially adversely affected.

Termination of the Fund’s Interest in an Underlying Fund

An Underlying Fund may, among other things, terminate the Fund’s interest in that Underlying Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Underlying Fund or if the continued participation of the Fund in the Underlying Fund would have a material adverse effect on the Underlying Fund or its assets.

RISKS SPECIFIC TO SECONDARY INVESTMENTS

General Risks of Secondary Investments

The overall performance of the Fund’s secondary investments depends in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires an Underlying Fund interest as a secondary investment, the Fund will generally not have the ability to modify or amend such Underlying Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

Risks of Secondary Market Markups and the Practical Expedient

Secondary market investments acquired at a discount involve unique valuation risks that may impact the Fund’s reported performance. If the Fund utilizes the “practical expedient” to immediately mark an interest purchased at a discount up to the NAV reported by the Underlying Fund Manager, it results in an immediate unrealized gain that increases the Fund’s NAV. Shareholders should understand that this markup does not represent a cash profit, and there is no guarantee that the Fund will actually realize this value or be able to resell the asset at the new valuation. Furthermore, because this gain is recognized at the time of purchase, it may cause the Fund’s future investment performance to appear lower in subsequent periods compared to what it would have been if the gain were recognized only upon a later exit. While the Fund’s Valuation Policy attempts to adjust for these factors, to the extent the practical expedient is used, the Fund may face these risks. For more information on the Fund’s valuation practices, see “CALCULATION OF NET ASSET VALUE; VALUATION.”

Contingent Liabilities Associated with Secondary Investments

Where the Fund acquires an Underlying Fund interest as a secondary investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Underlying Fund and, subsequently, that Underlying Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Underlying Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Underlying Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

Commitment to Capital Calls with Secondary Investments

Where the Fund acquires an interest in an Underlying Fund as a secondary investment, the Fund may acquire obligations to make future capital contributions when due. If the Fund fails to pay installments of its capital contributions when due, the Fund may be subject to significant consequences that could materially adversely affect the returns to the Fund, including, among other things, the Fund’s interests may be terminated or reduced, the Fund may be assessed penalties or other fees, the Fund may lose its voting and other rights that it has with respect to an Underlying Fund and the Fund may be precluded from making further investments in an Underlying Fund.

LIMITS OF RISK DISCLOSURE

The above discussions relate to the various principal risks associated with the Fund, Fund investments and Shares and are not intended to be a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus, the SAI, and the Agreement and Declaration of Trust and should consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

NON-PRINCIPAL RISKS

Preferred Securities

The Fund may invest in preferred securities. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Debt Securities

The Fund may invest directly or indirectly in debt and debt-related securities as part of its non-principal investment strategies. One of the fundamental risks associated with such investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Adverse changes in the financial condition of an issuer or in general economic conditions (or both) may impair the ability of such issuer to make such payments and result in defaults on, and declines in, the value of its debt. The Fund’s return to Shareholders would be adversely impacted if an issuer of debt securities in which the Fund invests becomes unable to make such payments when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Risks Relating to Secondary Investments Involving Syndicates

The Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk or the risk that a syndicate member will not perform its contractual obligations, (ii) reputation risk or the risk that the Fund may suffer damage to its reputation), (iii) breach of confidentiality by a syndicate member and (iv) execution risk or the risk of financial loss if a transaction is not executed appropriately.

Hedging

The Fund may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures or swaps, subject to the requirements of the Investment Company Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to Shareholders. See “INVESTMENT RELATED RISKS — Derivative Instruments.”

Warrants and Rights Risk

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date, if any.

The potential exercise price of warrants or rights may exceed their market price, such as when there is no movement in the market price or the market price of the common stock declines.

The risks typically associated with warrants and rights include convertible securities risk, counterparty risk, credit risk and market risk.

Derivative Instruments

Some or all of the Underlying Fund Managers (subject to applicable law) and the Fund may use options, swaps, forward agreements and other derivatives contracts. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty, and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Fund or the Underlying Fund Managers could present significant risks, including the risk of losses in excess of the amounts invested. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. See “INVESTMENT RELATED RISKS — Hedging.”

Swaps

The Fund does not expect swaps to be a significant part of its investment strategy. However, to a limited extent, the Fund may invest in swap agreements. These agreements carry the risk that the counterparty may default on its obligation to pay the Fund, as well as the risk that the Fund may be unable to meet its own payment obligations under the agreement. The Fund may enter into swaps, including interest rate swaps, total return swaps (sometimes referred to as “contracts for difference”), and credit default swaps, either to hedge against risks — potentially increasing the costs of interest payments on outstanding borrowings — or to seek enhanced returns.

In interest rate swap transactions, the risk exists that yields may move in the opposite direction of the Fund’s expectations, requiring the Fund to make payments to the counterparty, which could negatively impact performance. In addition to general swap-related risks — including counterparty risk, high volatility, illiquidity, and credit risk — credit default swap transactions present unique challenges, as they are difficult to value, highly sensitive to liquidity and credit risk, and generally only provide a return to the premium-paying party in the event of an actual default by the issuer of the underlying obligation, rather than a credit downgrade or other financial distress indicators.

Historically, swap transactions were individually negotiated, non-standardized agreements executed in over-the-counter (OTC) markets and were not subject to the same level of government regulation as exchange-traded instruments. However, following the global financial crisis, OTC derivatives markets became subject to extensive regulatory oversight. In the United States, the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) introduced regulations requiring that certain derivatives transactions involving U.S. persons be executed on regulated markets and that a substantial portion of OTC derivatives be cleared through regulated clearinghouses. Consequently, swap transactions entered into by the Fund may be subject to various requirements under the Dodd-Frank Act, including clearing, exchange-execution, reporting, and recordkeeping obligations. These requirements may increase the difficulty and cost of entering into swap transactions and could render certain investment strategies impractical or economically unfeasible. Additionally, the number of counterparties willing to engage in swap transactions with the Fund may be limited due to these regulatory requirements.

Credit default and total return swap agreements may introduce leverage to the Fund’s portfolio, as they expose the Fund to investment risks beyond its direct holdings based on the notional amount of the swap. Total return swap agreements also carry the risk that a counterparty may default on its payment obligations to the Fund. The Fund is not obligated to engage in swap transactions for hedging, income enhancement, or any other purpose and may choose not to do so. Furthermore, the swaps market is subject to an evolving regulatory environment, and future regulatory developments could negatively impact the Fund’s ability to utilize swaps effectively.

To the extent the Fund invests in forward contracts and swaps, it intends to rely on the “limited derivatives user” exception under Rule 18f-4 of the Investment Company Act. This exception allows the Fund to engage in derivatives transactions despite the restrictions on issuing “senior securities” under Section 18 of the Act. To maintain its qualification as a “limited derivatives user,” the Fund will limit its “derivatives exposure” to no more than 10% of the value of its net assets, subject to exclusions for certain currency or interest rate hedging transactions, as calculated under Rule 18f-4. If the Fund fails to maintain this qualification and seeks to engage in derivatives transactions, it will be required to implement a comprehensive derivatives risk management program, comply with value-at-risk-based leverage limits, appoint a derivatives risk manager, and provide additional public and regulatory disclosures regarding its derivatives positions.

SOFR Risk

The Secured Overnight Financing Rate Data (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

In view of the risks noted above, the Fund should be considered a speculative investment, and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund will be successful, that the various Underlying Funds or Fund investments selected will produce positive returns, or that the Fund will achieve its investment objective.

MANAGEMENT OF THE FUND

The Board of Trustees

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the Shareholders. A majority of Trustees of the Board are and will be persons who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act (the “Independent Trustees”). To the extent permitted by the Investment Company Act and other applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, service providers or the Adviser. See “BOARD OF TRUSTEES AND OFFICERS” in the Fund’s SAI for the identities of the Trustees and executive officers of the Fund, brief biographical information regarding each of them, and other information regarding the election and membership of the Board.

The Adviser

Tap Capital LLC, located at One World Trade Center, 85th Floor, New York, New York, serves as the Adviser of the Fund and is responsible for determining and implementing the Fund’s overall investment strategy. The Adviser, first established in 2025, is a limited liability company. The Adviser is an investment adviser registered with the SEC under the Advisers Act.

The Adviser is an asset management firm and wholly-owned subsidiary of Tap Technologies Inc., a Delaware C-Corp founded in 2021 with a vision of bringing liquidity, efficiency, and transparency to private fund investing. Today, Tap Tech is the leading provider of transaction infrastructure in the LP secondaries markets, combining an in-depth fundamental data analytics platform, proprietary valuation expertise, institutional index construction capabilities, and extensive transaction experience across thousands of LP secondary deals with a robust ecosystem of LPs, GPs, brokers, and service providers. As of the date of this Prospectus, the Adviser did not manage any capital on a discretionary basis or non-discretionary basis.

The Adviser and its affiliates may serve as investment managers to other funds that have investment programs that are similar to the investment program of the Fund, and the Adviser or one of its affiliates may in the future serve as the investment manager or otherwise manage or direct the investment activities of other registered and/or private investment companies with investment programs similar to the investment program of the Fund. Further, in connection with the Fund’s secondary market activities, the Adviser may utilize the platform of Tap Tech, an affiliate of the Adviser. The use of Tap Tech’s platform is not expected to give rise to material conflicts of interest. To the extent Tap Tech or its affiliates act as an affiliated broker in connection with private fund transactions, however, such arrangements may present potential conflicts of interest. See “CONFLICTS OF INTEREST.”

Investment Committees

The personnel of the Adviser who currently have primary responsibility for management of the Fund (the “Portfolio Managers”) are composed of:

Jeff Leathers (Portfolio Manager):    Mr. Leathers serves as Chief Executive Officer of the Adviser. He is the Co Founder and Chief Executive Officer of Tap Technologies Inc., the parent company of the Adviser, where he has lead company strategy, operations, product development, capital formation, and partnership development since 2021. As a member of the Investment Committee, Mr. Leathers provides strategic oversight and chairs committee meetings. His role focuses on governance, oversight of investment policy, and alignment of the Fund’s strategy with the Adviser’s broader platform capabilities.

Prior to founding Tap Technologies Inc., Mr. Leathers started and led the SPV and Fund Formations businesses at Carta, an equity management and private fund administration platform. He previously held product roles at financial technology companies, including Quovo, which was acquired by Plaid, and Bloomberg.

Mr. Leathers received a Bachelor of Science from the University of Southern California and an MBA from the Wharton School of the University of Pennsylvania.

Hamed Alam (Portfolio Manager):    Mr. Alam is a Director and Portfolio Manager at Tap Capital, where he leads investment management for the firm. As a voting member of the investment committee, Mr. Alam has primary responsibility for day to day portfolio management of the Fund, including sourcing, due diligence, underwriting, portfolio construction, monitoring, and implementation of investment decisions.

Prior to Tap, Mr. Alam was an investment professional at Third Wave Capital from 2024 to 2025, where he advised the CIO and founder and helped build out the firm’s private investments strategy. He previously served as an investment professional at Coller Capital from 2021 to 2024, a global secondaries firm with more than $45 billion in assets under management. At Coller, he deployed more than $500 million into LP-led, GP-led, and direct secondaries and raised capital for Coller’s registered fund vehicles. Mr. Alam also held roles at JP Morgan in Leveraged Finance from 2018 to 2021 and at Pantheon Ventures from 2014 to 2016 where he executed private equity fund and co-investment transactions. He began his career in debt capital markets at HSBC.

He earned an MBA from the Kellogg School of Management at Northwestern University and holds a BSc with Honors in Economics from the University of Warwick.

Investment Management Agreement

The Investment Management Agreement became effective as of the commencement of operations and will continue in effect for an initial two-year term. Thereafter, the Investment Management Agreement continues in effect from year to year provided such continuance is specifically approved at least annually by (i) the vote of a majority of the outstanding voting securities of the Fund, or a majority of the Board, and (ii) the vote of a majority of the Independent Trustees of the Fund, cast in person at a meeting called for the purpose of voting on such approval. See “VOTING.” The Investment Management Agreement will terminate automatically if assigned (as defined in the Investment Company Act) and is terminable at any time without penalty upon 60 days’ written notice to the Fund by either the Board or the Adviser. A discussion regarding the basis for the Board’s most recent approval of the Investment Management Agreement will be available in the Fund’s first annual or semi-annual report to Shareholders.

The Investment Management Agreement provides that, in the absence of willful misfeasance, bad faith, reckless disregard or gross negligence of its obligations to the Fund, the Adviser and any partner, member, manager, director, officer or employee of the of the Adviser, or any of their affiliates, executors, heirs, assigns, successors or other legal representatives, will not be liable for any error of judgment, mistake of law or act or omission by the person in connection with the performance of services to the Fund, except as may otherwise be provided under provisions of applicable state law or Federal securities law, which cannot be waived or modified hereby. The Investment Management Agreement also provides that the Adviser will indemnify, to the fullest extent permitted by law, the Fund and all controlling persons of the Fund against any Liability to which the person may be liable that results from the Adviser’s willful misfeasance, bad faith, or gross negligence in connection with the performance of the Adviser’s obligations under this Agreement, or from the Adviser’s reckless disregard of its obligations and duties under this Agreement. The rights of indemnification do not provide for indemnification of any losses (including any liability under Federal securities laws which, under certain circumstances, impose liability even on persons that act in good faith) to the extent (but only to the extent) that such indemnification would be in violation of applicable law.

INVESTMENT MANAGEMENT FEE

The Fund pays the Adviser an Investment Management Fee in an amount equal to an annualized rate of 2.00% of the Fund’s average daily gross assets up to $100 million, and 1.50% of the Fund’s average daily gross assets at or in excess of $100 million, calculated and accrued monthly based on the Fund’s average daily gross assets for the applicable month and payable monthly in arrears at the end of each calendar month. For purposes of the Investment Management Fee, the term “gross assets” includes assets purchased with borrowed amounts. Because the management fee is calculated on gross assets, the Investment Management Fee as a percentage of net assets will be higher than the contractual rates but is estimated for the current fiscal year to be 2.00%.

A portion of the Investment Management Fee may be paid to brokers or dealers that assist in the distribution of Shares, including brokers or dealers that may be affiliated with the Adviser.

UNDERWRITING

The Fund is offering [    ] Common Shares through the underwriters named below. Subject to the terms and conditions of an underwriting agreement among the Fund, the Adviser, and the underwriters dated [    ], 2026 (the “Underwriting Agreement”) and the related structuring fee agreement (the “Structuring Fee Agreement”), the underwriters named below have agreed to purchase, and the Fund has agreed to sell to the underwriters, the number of Common Shares set forth opposite the name of each underwriter.

UNDERWRITERS	NUMBER OF SHARES
TCBI Securities, Inc., doing business as Texas Capital Securities	[ ]
Clear Street LLC	[ ]
SoFi Securities LLC	[ ]

The Underwriting Agreement provides that the obligation of the underwriters to purchase the shares included in this offering is subject to the approval of certain legal matters by counsel and satisfaction of certain other conditions. The underwriters are obligated to purchase all the Common Shares sold in the offering, which represent [    ]% of the outstanding voting securities of the Fund. Investors purchasing Common Shares in this offering will not be charged a sales load. The Adviser (and not the Fund) has agreed to pay, from its own assets, compensation of up to the full amount of the sales load of $[    ] per Common Share, which is 3% of the gross proceeds from the sale of the Common Shares in the offering to the underwriters. The Adviser will pay the full amount of the sales load from its own assets and the Fund will not reimburse or otherwise repay these amounts. In addition, under the terms of the Underwriting Agreement, the Fund has granted the underwriters an option, exercisable within 30 days after the closing of the offering (“Closing”), to acquire up to an additional 15% of the total number of Common Shares to be offered by the Fund in the offering, solely for the purpose of covering over-allotments (the “Over-allotment Option”). The Fund and the Adviser have each agreed to indemnify the several underwriters for or to contribute to the losses arising out of certain liabilities, including liabilities under the Securities Act, or to contribute to payments the underwriters may be required to make in respect of those liabilities, except in the cases of willful misfeasance, bad faith, gross negligence or reckless disregard of applicable obligations and duties.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account. See “DIVIDEND REINVESTMENT PLAN.”

Subject to the terms of the Structuring Fee Agreement, the Adviser has agreed to pay Texas Capital Securities a structuring fee for advice relating to the structure, design and organization of the Fund and/or for services related to the sale and distribution of the Fund’s Common Shares. The structuring fee will be equal to 1.25% of the total public offering price of the Common Shares sold in this offering, which is estimated to be $[    ], and is in addition to any underwriting compensation received by Texas Capital Securities. No structuring fee will be payable if this offering is not completed. Further, the Fund will not reimburse or otherwise repay the Adviser these amounts.

The Underwriting Agreement provides that the Adviser is responsible for all reasonable, necessary and accountable out-of-pocket expenses relating to the offering, including, (a) all filing fees and communication expenses associated with the review of this offering by FINRA, (b) the fees, expenses and disbursements relating to the registration, qualification or exemption of securities offered under the securities laws of foreign jurisdictions designated by Texas Capital Securities; (c) the fees and expenses incurred in connection with the listing of the shares on the NYSE, (d) the fees and expenses of the underwriters’ legal counsel up to $250,000 in the aggregate, (e) “road show” expenses for the offering and (f) the out-of-pocket expenses of the underwriters. The Adviser (and not the Fund) will pay all organizational expenses of the Fund and all offering costs associated with this offering. The Fund will not repay any such organizational expenses or offering costs paid by the Adviser.

The following table shows the sales load to be paid to the underwriters solely by the Adviser in connection with this offering. These amounts are shown assuming both no exercise and full exercise of the underwriters’ over-allotment option. The Fund will not reimburse or otherwise repay the Adviser these amounts.

	No Exercise		Full Exercise
Per share	$	[ ]	$	[ ]
Total	$	[ ]	$	[ ]

The sum total of all compensation and expense reimbursement paid to the Underwriters in connection with this offering of the Common Shares will not exceed in the aggregate 6% of the total price to the public of the Common Shares sold in this offering.

In connection with this offering, the underwriters may purchase and sell Common Shares in the open market. These transactions may include over-allotment and stabilizing transactions and purchases to cover syndicate short positions created in connection with this offering in each case in accordance with Regulation M under the Exchange Act. “Covered” short sales are sales of Common Shares made in an amount up to the number of Common Shares represented by the underwriters’ over-allotment option. In determining the source of Common Shares to close out the covered syndicate short position, the underwriters will consider, among other things, the price of the Common Shares available for purchase in the open market as compared to the price at which they may purchase Common Shares through the over-allotment option. Transactions to close out the covered syndicate short position involve either purchases of Common Shares in the open market after the distribution has been completed or the exercise of the over-allotment option. The underwriters may also make “naked” short sales of the Common Shares in excess of the over-allotment option. The underwriters must close out any naked short position by purchasing Common Shares in the open market. A naked short position is more likely to be created if the underwriters are concerned that there may be downward pressure on the price of the Common Shares in the open market after pricing that could adversely affect investors who purchase in the offering.

Stabilizing transactions consist of certain bids or purchases of Common Shares in the open market while the offering is in progress. The underwriters also may impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the Common Shares sold in this offering for their account may be reclaimed by the syndicate if such Common Shares are repurchased by the syndicate in stabilizing or covering transactions and have therefore not been effectively placed by such syndicate member.

Any of these activities may have the effect of preventing or retarding a decline in the market price of the Common Shares. These activities may stabilize, maintain or otherwise affect the market price of the Common Shares, which may be higher than the price that might otherwise prevail in the open market; and these activities, if commenced, may be discontinued at any time without notice. These transactions may be effected on the NYSE or otherwise.

The Fund has agreed not to offer or sell any additional Common Shares for a period of 180 days after the date of this Prospectus without the prior written consent of Texas Capital Securities on behalf of the Underwriters, except: (a) for the sale of the Common Shares to the underwriters pursuant to the underwriting agreement; (b) for shares purchased in the open market pursuant to the dividend reinvestment plan; and (c) for share repurchases in accordance with applicable law (collectively, the “Lock-Up”), except that, if, on or after the 60th day following the date of the final prospectus, the reported closing price of the Common Shares exceeds the initial public offering price per share set forth on the cover page of such prospectus, then, upon the occurrence of such event, the Lock-Up shall automatically expire beginning at the opening of trading on the NYSE on the first trading day thereafter. Further, any share repurchases, if undertaken in the future, will not be tied to or based on the IPO price and will be implemented only after a period of at least 60 days following the completion of the over-allotment option period.

ADMINISTRATION

Fund Servicing Agreement

The Fund has retained U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services) (the “Administrator”), whose principal business address is 777 E. Wisconsin Ave., Milwaukee, WI 53202, to provide administrative services and to assist with operational needs. The Administrator provides such services to the Fund pursuant to a fund servicing agreement between the Fund and the Administrator (the “Fund Servicing Agreement”). The Administrator is responsible directly or through its agents for, among other things, providing the following services to the Fund, as applicable: (1) providing administration services, including (i) general fund administration, (ii) compliance support, including assisting in the preparation of semi-annual and annual financial statements of the Fund in accordance with U.S. GAAP, (iii) financial reporting, and (iv) tax reporting; (2) providing accounting services, including (i) portfolio accounting services, (ii) expense accrual and payment services, (iii) NAV calculation and financial reporting services, (iv) tax accounting services, and (v) audit support services; and (3) performing additional services, as agreed upon, in connection with the administration of the Fund.

In consideration for these services, the Administrator is paid a monthly fee calculated based upon the average net assets of the Fund, subject to a minimum monthly fee (the “Administration Fee”). The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund. The Administrator is also reimbursed by the Fund for miscellaneous out-of-pocket expenses relating to services provided to the Fund. The Administration Fee and the other terms of the Fund Servicing Agreement may change from time to time as may be agreed to by the Fund and the Administrator.

The Fund Servicing Agreement provides that the Administrator’s cumulative liability to the Fund for a calendar year will be limited in relation to the fees and expenses charged by the Administrator in the relevant calendar year. In addition, the Administrator shall have no liability for any error of judgment, mistake of law, fraud or misconduct by the Fund or the Adviser, except a loss arising out of or relating to the Administrator’s material breach of the Fund Servicing Agreement or from its bad faith, gross negligence, or willful misconduct in the performance of its duties under the Fund Servicing Agreement. In addition, the Administrator will not be liable for any special, indirect, or consequential damages, including lost profits, of any kind whatsoever under any provision of the Fund Servicing Agreement.

The Fund Servicing Agreement also provides that the Fund shall indemnify and hold the Administrator, its affiliates, and its and their directors, officers, managers, suppliers, and employees (“Indemnified Parties”) harmless from any and all claims, demands, losses, expenses, and liabilities of any and every nature, including reasonable attorneys’ fees, incurred by the Administrator resulting from any claim, demand, action or suit in connection with the Administrator’s acceptance of the Fund Servicing Agreement, any action or omission by the Administrator in the performance of its duties as administrator of the Fund, or as a result of acting upon written or oral instructions provided by a duly authorized officer of the Fund. The indemnification will not apply to actions of the Administrator or its Indemnified Parties in cases of their bad faith, gross negligence, or willful misconduct in the performance of its and their duties under the Fund Servicing Agreement.

The Fund, the Distributor and the Transfer Agent, may enter into arrangements with one or more financial intermediaries to provide sub-transfer agency, or sub-administration, and other services associated with Shareholders whose Shares are held of record in omnibus accounts, including platforms that facilitate trading and recordkeeping by financial intermediaries. In return for these services, the Fund, the Distributor or the Transfer Agent may pay sub-transfer agency fees to such financial intermediaries. If paid by the Fund, these expenses will be included in “Other Expenses” under “Summary of Fund Expenses” in this prospectus and will not be used for distribution purposes.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING PAYING AGENT AND REGISTRAR

The Fund’s securities are held by U.S. Bank National Association (the “Custodian”), pursuant to a Custody Agreement between the Fund and the Custodian. The principal business address of the Custodian is 1555 N. Rivercenter Drive, Milwaukee, Wisconsin 53212. Computershare Inc. and its affiliate Computershare Trust Company, N.A. (the “Transfer Agent”) serves as the Fund’s transfer agent, distribution paying agent and registrar. The principal business address of the Transfer Agent is 150 Royall Street, Canton, MA 02021.

FUND EXPENSES

The Fund pays all of its expenses; provided, however, that the Adviser will bear the organizational and offering expenses of the Fund, including those associated with the Fund’s initial public offering, and the Fund will not reimburse the Adviser for such amounts. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with forming the Fund, fees and expenses in connection with preparing the Fund for and conducting its any offerings it may undertake subsequent to its initial public offering, including (a) legal and other expenses incurred in connection with the registration of the Fund as an investment company under the Investment Company Act and the registration of the Fund’s shares under the Securities Act, in connection with the initial public offering of these shares, (b) accounting fees incurred in connection with Fund audits, including the initial audit of the Fund in connection with the initial public offering of the Fund’s shares, (c) paying filing fees and other fees associated with the filing of a registration statement for the registration of shares, including notice filing fees paid to state officials, and (d) paying exchange listing fees; all costs, fees and expenses reasonably incurred in connection with the operation of the Fund such as direct and indirect expenses related to the purchasing, monitoring, identifying, evaluating, investigating, negotiating, acquiring, holding, operating and selling of investments (whether or not such investments are consummated), investment structuring (including forming and maintaining subsidiary investment vehicles) whether or not such investments are consummated, corporate actions, round-trip travel, lodging, meals and other incidentals associated with the due diligence and monitoring activities and enforcing the Fund’s rights in respect of the Fund investments; quotation or valuation expenses; investment banking and appraisal costs, expenses related to other third-party service providers, the Investment Management Fee and the Administration Fee; brokerage commissions; all principal, interest, fees, expenses and any other amounts incurred in connection with borrowings, financings, guarantees, hedging or derivative transactions, or the provision of security interests or other collateral (including, if applicable, fees and expenses of lender’s counsel associated with such transactions, including for review of side letters); professional fees (including, without limitation, expenses of consultants, experts and specialists); research expenses; fees and expenses of outside tax or legal counsel (including fees and expenses associated with the review of documentation for prospective investments by the Fund), including foreign counsel; accounting, auditing and tax preparation expenses; fees and expenses in connection with any repurchases or redemptions of Shares; taxes and governmental fees (including tax preparation fees); fees and expenses of any custodian, sub-custodian, transfer agent, and registrar, and any other agent of the Fund; all costs and charges for equipment or services used in communicating information regarding the Fund’s transactions with any custodian or other agent engaged by the Fund, as applicable; bank service fees; all unreimbursed expenses incurred in connection with the collection of amounts due to the Fund from any person or entity; expenses relating to the use of third-party vendors and service providers for establishing, developing, improving, populating or maintaining information technology, infrastructure or other similar or related systems (including software, databases and cloud-based services or products) to be used by or for the benefit of the Fund; costs and expenses relating to any amendment of the Agreement and Declaration of Trust or other organizational documents of the Fund; expenses of preparing, amending, printing, and distributing the Prospectus, SAI, and any other sales material (and any supplements or amendments thereto), reports, notices, websites, other communications to Shareholders, and proxy materials; expenses of preparing, printing, and filing reports and other documents with government agencies; expenses of Shareholders’ meetings, including the solicitation of proxies in connection therewith; expenses of corporate data processing and related services; Shareholder recordkeeping and account services, fees, and disbursements; expenses relating to investor and public relations; fees and expenses of the members of the Board who are not employees of the Adviser or its affiliates; insurance premiums; Extraordinary Expenses (as defined below); and all costs and expenses incurred as a result of dissolution, winding-up and termination of the Fund. The Fund may need to sell Fund investments to pay fees and expenses, which could cause the Fund to realize taxable gains.

“Extraordinary Expenses” means all expenses incurred by the Fund, as applicable, that are distinguished by their unusual nature and by the infrequency of their occurrence, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or dispute and the amount of any judgment or settlement paid in connection therewith, or the enforcement of the rights against any person or entity; costs and expenses for indemnification or contribution payable to any person or entity (including, without limitation, pursuant to the indemnification obligations described under “SUMMARY OF THE AGREEMENT AND DECLARATION OF TRUST — Limitation of Liability; Indemnification”); expenses of a reorganization, restructuring or merger, as applicable; expenses of holding, or soliciting proxies for, a meeting of Shareholders (except to the extent relating to items customarily addressed at an annual meeting of a registered closed-end management investment company); and the expenses of engaging a new administrator, custodian, transfer agent or escrow agent.

The Adviser bears all of its own routine overhead expenses, including rent, utilities, salaries, office equipment and communications expenses. In addition, the Adviser is responsible for the payment of the compensation and expenses of those members of the Board and officers of the Fund affiliated with the Adviser, and making available, without expense to the Fund, the services of such individuals, subject to their individual consent to serve and to any limitations imposed by law.

The Adviser and its affiliates may be entitled to receive topping, break-up, monitoring, directors’ organizational, set-up, advisory, investment banking, syndication and other similar fees in connection with the purchase, monitoring or disposition of Fund investments or from unconsummated transactions. Any such fees earned in respect of the Fund investments shall be for the benefit of the Fund.

The Underlying Funds bear various fees and expenses in connection with their operations. These fees and expenses are similar to those incurred by the Fund. In addition, the Underlying Funds pay asset-based fees to their Underlying Fund Managers and generally may pay performance-based fees or allocations to their Underlying Fund Managers, which effectively reduce the investment returns of the Underlying Funds. These expenses, fees, and allocations are in addition to those incurred by the Fund directly. As an investor in the Underlying Funds, the Fund bears a portion of the expenses and fees of the Underlying Funds. Such indirect fees and expenses are borne by the Fund.

The Fund bears directly certain ongoing offering costs associated with any periodic offers of Shares, which will be expensed as they are incurred. Offering costs cannot be deducted by the Fund or the Shareholders for U.S. federal income tax purposes.

The Fund’s fees and expenses decrease the net profits or increase the net losses of the Fund.

CONFLICTS OF INTEREST

The Fund may be subject to a number of actual and potential conflicts of interest, including, but not limited to, those set forth in further detail below.

Affiliates

The Adviser and its affiliates engage in financial advisory activities that are independent from, and may from time to time conflict with, those of the Fund. In the future, there might arise instances where the interests of such affiliates conflict with the interests of the Fund. The Adviser and its affiliates may provide services to, invest in, advise, sponsor and/or act as investment manager to investment vehicles and other persons or entities (including prospective investors in the Fund) which may have structures, investment objectives and/or policies that are similar to (or different than) those of the Fund; and which may compete with the Fund for investment opportunities. In addition, the Adviser, its affiliates and their respective clients may themselves invest in securities that would be appropriate for the Fund or the Underlying Funds and may compete with the Underlying Funds for investment opportunities. By acquiring Shares of the Fund, each Shareholder will be deemed to have acknowledged the existence of any such actual and potential conflicts of interest and to have waived any claim with respect to any liability arising from the existence of any such conflict of interest, except as may otherwise be provided under the provisions of applicable state law or Federal securities law which cannot be waived or modified.

Although the Adviser and its affiliates seek to allocate investment opportunities among the Fund and their other clients in a fair and reasonable manner, there can be no assurance that an investment opportunity which comes to the attention of the Adviser or its affiliates will be appropriate for the Fund or will be referred to the Fund. The Adviser and its affiliates are not obligated to refer any investment opportunity to the Fund.

The directors, partners, trustees, managers, members, officers and employees of the Adviser and their affiliates may buy and sell securities or other investments for their own accounts (including through funds managed by the Adviser or its affiliates). As a result of differing trading and investment strategies or constraints, investments may be made by directors, partners, trustees, managers, members, officers and employees that are the same, different from or made at different times than investments made for the Fund. To reduce the possibility that the Fund will be materially adversely affected by the personal trading described above, each of the Fund and the Adviser have adopted codes of ethics (collectively, the “Codes of Ethics”) in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the portfolio transactions of the Fund. The Codes of Ethics can be reviewed and may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are also available on the EDGAR Database on the SEC’s Internet site at sec.gov, and copies may be obtained, after paying a duplicating fee, by email at publicinfo@sec.gov.

Affiliates of the Adviser may in the future have other clients with investment objectives that are similar to or compete with the Fund’s investment objectives, including private funds and managed accounts. The Fund will not engage in 17(d) investments alongside affiliates unless the Fund has received an order granting exemption from Section 17 of the Investment Company Act or unless such investments are not prohibited by Section 17(d) of the Investment Company Act or interpretations of Section 17(d) as expressed in SEC no-action letters or other available guidance. However, there is no guarantee that the Fund will receive exemptive relief to engage in co-investment transactions as described in this section.

In addition, conflicts may arise from time to time where the Fund, on the one hand, and other clients of the Adviser or funds managed by the Adviser, on the other hand, invest in different securities of the same Underlying Fund. The Adviser maintains a conflicts policy that contains procedures governing investments made in multiple classes of securities of the same Underlying Fund that covers identifying and mitigating such conflicts, which conflicts policy may be updated from time to time. The Adviser will be authorized to resolve such conflicts on a case-by-case basis in its good faith discretion in accordance with its conflicts policy, taking into account the interests of the Fund and its other respective clients and the Adviser’s obligations under ERISA and other applicable laws. In certain circumstances, the Adviser may, in accordance with its conflicts policy, refrain from making a discretionary decision on how to exercise the Fund’s voting rights or consent rights by abstaining or by aligning with the majority of other investors or with the sponsor’s or agent’s recommendation, including in circumstances where the Adviser’s clients whose assets are

“plan assets” subject to Title I of ERISA are invested in a junior class of securities in a Underlying Fund relative to the Fund. There can be no assurance that the Adviser will be permitted to exercise voting discretion in such circumstances or that such conflicts will be resolved in favor of the Fund.

Affiliated Persons of the Adviser or the Fund (i.e., Tap Tech), as defined under the Investment Company Act, may act as brokers (“Affiliated Broker”) in connection with securities transactions involving the Fund provided such activities comply with Section 17(e) and Rule 17e-1 thereunder. In providing these services, Affiliated Brokers will be selected in accordance with procedures that (i) have been approved by a majority of the Fund’s independent trustees, (ii) are designed to ensure that the selection of such Affiliated Brokers is in the best interests of the Fund and its shareholders, (iii) are reviewed by the Fund’s Board of Trustees at least annually, and (iv) require the maintenance and preservation of certain records related to such transactions. Compensation paid to Affiliated Brokers will be fair, reasonable, and consistent with amounts typically charged by non-affiliated brokers for comparable services, and may be specified in written agreements between the Fund and such Affiliated Brokers. Notwithstanding these safeguards, the use of Affiliated Brokers might result in higher transaction costs or less favorable execution terms than might be obtained from non-affiliated brokers, and there might be instances where the Affiliated broker could prioritize its own financial benefit over the Fund’s interests. To address these possibilities, the Fund intends to implement procedures to regularly evaluate the performance and costs associated with Affiliate Brokers against non-affiliated alternatives, subject to periodic review by the Fund’s Board of Trustees. There can be no assurance that such measures will fully address the potential impacts on the Fund’s performance or its investors.

Allocation of the Adviser’s and its Affiliates’ Time

The Fund substantially relies on the Adviser to manage the day-to-day activities of the Fund and to implement the Fund’s investment strategy. The Adviser and certain of its affiliates are presently, and plan in the future to continue to be, involved with activities which are unrelated to the Fund. For example, the Adviser and its affiliates are not restricted from forming additional investment funds, from entering into other investment advisory relationships or from engaging in other business activities, even though such activities may be in competition with the Fund and/or may involve substantial time and resources of the Adviser. These activities could be viewed as creating a conflict of interest in that the time and effort of the Adviser, its affiliates and each of their officers and employees will not be devoted exclusively to the Fund’s business but will be allocated between the Fund and the management of the assets of other advisees of the Adviser and its affiliates. The Adviser and its employees will devote only as much of their time to the Fund’s business as the Adviser and its employees, in their judgment, determine is reasonably required, which may be substantially less than their full time. Therefore, the Adviser, its employees and certain affiliates may experience conflicts of interest in allocating management time, services and functions among the Fund and any other business ventures in which they or any of their key personnel, as applicable, are or may become involved. This could result in actions that are more favorable to other affiliated entities than to the Fund.

Nevertheless, the Fund believes that the members of the Adviser’s senior management and the other key professionals have sufficient time to fully discharge their responsibilities to the Fund and to the other businesses in which they are involved. The Fund believes that its affiliates and executive officers will devote the time required to manage the business and expect that the amount of time a particular executive officer or affiliate devotes to the Fund will vary during the course of the year and depend on the Fund’s business activities at the given time.

Compensation Arrangements

The Adviser may receive substantial fees from the Fund in return for its services, and these fees could influence the advice provided by the Adviser. Among other matters, the compensation arrangements could affect the Adviser’s judgment with respect to offerings of equity by the Fund, which allow the Adviser to earn increased Investment Management Fees.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to qualify annually as a RIC under the Code and to distribute at least 90% of its net taxable income to its Shareholders each year. For any distribution, the Fund will calculate each Shareholder’s specific distribution amount for the period using record and declaration dates. From time to time, the Fund may also pay special interim distributions in the form of cash or Shares at the discretion of the Board. Unless Shareholders elect to receive distributions in the form of cash, the Fund intends to make its ordinary distributions in the form of additional Shares under the Plan. Any distributions reinvested under the Plan will nevertheless remain subject to U.S. federal (and applicable state and local) taxation to Shareholders. The Fund may finance its cash distributions to Shareholders from any sources of funds available to the Fund, including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets (including Fund investments), non-capital gains proceeds from the sale of assets (including Fund investments), dividends or other distributions paid to the Fund on account of preferred and common equity investments by the Fund and expense reimbursements from the Adviser. The Fund has not established limits on the amount of funds the Fund may use from available sources to make distributions.

Each year a statement on IRS Form 1099-DIV (or successor form), identifying the character (e.g., as ordinary income, qualified dividend income or long-term capital gain) of the distributions, will be mailed to Shareholders. The Fund’s distributions may exceed the Fund’s earnings, especially during the period before the Fund has substantially invested the proceeds from this offering. As a result, a portion of the distributions the Fund makes may represent a return of capital for U.S. federal tax purposes. A return of capital generally is a return of your investment rather than a return of earnings or gains derived from the Fund’s investment activities and will be made after deduction of the fees and expenses payable in connection with the offering, including any fees payable to the Adviser. See “CERTAIN TAX CONSIDERATIONS.” There can be no assurance that the Fund will be able to pay distributions at a specific rate or at all.

The Fund intends to qualify each year as a RIC under the Code. To maintain RIC tax status, the Fund must, among other things, distribute at least 90% of its net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. A RIC may satisfy the 90% distribution requirement by distributing dividends (other than capital gain dividends) during the taxable year (including dividends declared in October, November or December of a taxable year that, if paid in the following January, are treated as paid by a RIC and received by its shareholders in the prior taxable year). In addition, a RIC may, in certain cases, satisfy the 90% distribution requirement by distributing dividends relating to a taxable year after the close of such taxable year under the “spillover dividend” provisions of the Code. If a RIC makes a spillover dividend, the amounts will be included in IRS Form 1099-DIV for the year in which the spillover dividend is paid.

The Fund can offer no assurance that it will achieve results that will permit the Fund to pay any cash distributions. If the Fund issues senior securities, the Fund will be prohibited from making distributions if doing so causes the Fund to fail to maintain the asset coverage ratios stipulated by the Investment Company Act or if distributions are limited by the terms of any of the Fund’s borrowings. See “CERTAIN TAX CONSIDERATIONS.”

The Fund has adopted an “opt out” dividend reinvestment plan for Shareholders. As a result, if the Fund makes a distribution, then Shareholders have their distributions reinvested in additional Shares unless they specifically “opt out” of the Plan so as to have their distributions paid in cash. See “CERTAIN TAX CONSIDERATIONS.”

DIVIDEND REINVESTMENT PLAN

Unless the registered owner of the Fund’s Common Shares elects to receive cash by contacting Computershare Trust Company. N.A. (the “Plan Administrator”), all dividends, capital gain distributions and returns of capital, if any, declared on the Fund’s shares will be automatically reinvested (net of applicable withholding tax) by the Plan Administrator for Shareholders in the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions payable in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent or by other methods as determined by the Plan Administrator. Some brokers may make the default election to receive cash on behalf of Shareholders and may reinvest that cash in additional Common Shares. Brokers may charge additional brokerage fees in such instances. Beneficial owners of the Fund’s Common Shares who hold their shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by providing notice as indicated below to the Plan Administrator prior to the dividend/distribution record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

Whenever we declare a dividend payable either in shares or cash, non-participants in the Plan will receive cash and participants in the Plan will receive a number of the Common Shares, determined in accordance with the following provisions. The shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares (“Newly Issued Common Shares”), or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the payment date for any dividend, the market price per share plus estimated per share fees is equal to or greater than the NAV per share (such condition is referred to here as “market premium”), the Plan Administrator shall receive Newly Issued Common Shares, including fractions of shares from the Fund for each Plan participant’s account. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV per share on the date of issuance; provided that, if the NAV per share is less than or equal to 95% of the current market price on the date of issuance, the dollar amount of the dividend will be divided by 95% of the market price per share on the date of issuance for purposes of determining the number of shares issuable under the Plan. If, on the payment date for any dividend, the NAV per share is greater than the market value plus estimated per share fees (such condition being referred to here as a “market discount”), the Plan Administrator will seek to invest the dividend amount in the Fund’s shares of common stock acquired on behalf of the Plan participants in Open-Market Purchases. Per share fees include any applicable brokerage commissions the Plan Administrator is required to pay.

In the event of a market discount on the payment date for any dividend, the Plan Administrator will have until the last business day before the next date on which the Fund’s shares trade on an “ex-dividend” basis or in no event more than 30 days after the record date for such dividend, whichever is sooner (the “Last Purchase Date”), to invest the dividend amount in Open-Market Purchases. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per share exceeds the NAV per share, the average per share purchase price paid by the Plan Administrator may exceed the NAV of the shares, resulting in the acquisition of fewer shares than if the dividend had been paid in Newly Issued Common Shares on the dividend payment date. The Plan provides that if the Plan Administrator is unable to invest the full dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may instead receive the Newly Issued Common Shares from the Fund for each participant’s account, in respect of the uninvested portion of the dividend, at the NAV per share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per share, the dollar amount of the dividend will be divided by 95% of the market price on the date of issuance for purposes of determining the number of shares issuable under the Plan.

The Plan Administrator maintains all registered Shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by Shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator in non-certificated form in the name of the Plan participant, and each Shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of the Common Shares owned by a beneficial owner but registered with the Plan Administrator in the name of a nominee, such as a bank, a broker or other financial intermediary (each, a “Nominee”), the Plan Administrator will administer the Plan on the basis of the number of the Fund’s shares certified from time to time by the Nominee as participating in the Plan. The Plan Administrator will not take instructions or elections from a beneficial owner whose shares are registered with the Plan Administrator in the name of a Nominee. If a beneficial owner’s shares are held through a Nominee and are not registered with the Plan Administrator as participating in the Plan, neither the beneficial owner nor the Nominee will be participants in or have distributions reinvested under the Plan with respect to those shares. If a beneficial owner of the Fund’s shares of common stock held in the name of a Nominee wishes to participate in the Plan, and the Shareholder’s Nominee is unable or unwilling to become a registered Shareholder and a Plan participant with respect to those shares on the beneficial owner’s behalf, the beneficial owner may request that the Nominee arrange to have all or a portion of his or her shares registered with the Plan Administrator in the beneficial owner’s name so that the beneficial owner may be enrolled as a participant in the Plan with respect to those shares. Please contact your Nominee for details or for other possible alternatives. Participants whose shares are registered with the Plan Administrator in the name of one Nominee may not be able to transfer the shares to another firm or Nominee and continue to participate in the Plan.

To opt out of the Plan, or opt back in, a Shareholder must provide notice to the Plan Administrator prior to any dividend/distribution record date as indicated below. If the Plan Administrator receives your request to opt-out on or after the record date for a dividend, the Plan Administrator may either pay the dividend in cash or reinvest it under the Plan on the next investment date on your behalf. If reinvested, the Plan Administrator may sell the shares purchased and send the proceeds to you, less any applicable fees.

Participants may request to sell a portion of Common Shares in their accounts by notifying the Plan Administrator as indicated above. The Plan Administrator will sell such shares through a broker-dealer selected by the Plan Administrator within 5 business days of receipt of the request. The sale price will equal the weighted average price of all Common Shares sold through the Plan on the day of the sale, less applicable fees which are currently $25.00 per sale and a per share fee of $0.12. Per share fees include any applicable brokerage commission the Plan Administrator is required to pay. Participants should note that the Plan Administrator is unable to accept instructions to sell on a specific date or at a specific price or the selection of a specific broker-dealer.

There will be no fees with respect to the Fund’s shares of common stock issued directly by us as a result of dividends payable either in shares or in cash. However, each participant will pay a per share fee (currently $0.05 per share) incurred in connection with Open-Market Purchases. The automatic reinvestment of dividends will not relieve Plan participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. For additional discussion regarding the tax implications of participation in the Plan, see “CERTAIN TAX CONSIDERATIONS.”

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants by written notice provided directly or in the next report to Shareholders.

The Fund and Plan Administrator, and any agent of either of them, are not liable for any act done in good faith or for any omission to act in good faith, including, without limitation, (i) any claim of liability arising out of failure to terminate a participant’s account upon a participant’s death prior to receipt of notice in writing of such death from a qualified representative of the deceased, (ii) any claim of liability arising out of the inability to purchase shares of the Fund’s common stock, (iii) the prices at which shares of the Fund’s common stock are purchased for a Participant’s account, (iv) the times when such purchases are made, or (v) any fluctuations in the market value of the shares of the Fund’s common stock. You should recognize that neither the Fund nor the Plan Administrator can assure you of a profit or protect you against a loss on any shares of the Fund’s common stock purchased for your account under the Plan. An investment in shares of the Fund’s common stock under the Plan is, like any equity investment, subject to investment risk and possible loss of some or all of the principal amount invested.

All correspondence, questions, or requests for additional information concerning the Plan should be directed to the Plan Administrator at www.computershare.com/invetsor, by calling toll-free 1-800- 426-5523 (outside the U.S. and Canada use 1-781-575-2879 or by writing to Computershare Trust Company, N.A., P.O. Box 43006, Providence RI, 02940-3006. Be sure to include your name, address, daytime phone number, account number and a reference to Tap US Private Equity Fund of Funds on all correspondence.

OUTSTANDING SECURITIES

As of the date of this Prospectus, the Adviser owns 100% of the Fund’s outstanding Common Shares. The Adviser may be deemed to control the Fund until such time as it owns less than 25% of the outstanding Common Shares, which is expected to occur as of the completion of this offering of Common Shares.

DESCRIPTION OF THE COMMON SHARES

The following disclosure is a summary of the material terms of the Fund’s Declaration of Trust and By-Laws, copies of which are filed as exhibits to the Registration Statement.

The Fund’s authorized capital consists of an unlimited number of common shares of beneficial interest, $0.001 par value per share, all of which is initially classified as Common Shares. The Board, with the approval of a majority of the entire Board (including a majority of the Independent Trustees, if required by the Investment Company Act), but without any action by the shareholders of the Fund, may amend the Fund’s Declaration of Trust from time to time to increase or decrease the aggregate number of shares of the Fund or the number of shares of any class or series that the Fund has authority to issue.

In general, shareholders will be liable for the debts and obligations of the Fund only to the extent of any contributions to the capital of the Fund (plus any accretions in value thereto prior to withdrawal).

The Common Shares to be issued in the offering will be, upon payment as described in this Prospectus, fully paid and non-assessable. The Common Shares have no preemptive, conversion, exchange, appraisal or redemption rights, and each share has equal voting, dividend, distribution and liquidation rights.

Common Shareholders are entitled to receive dividends if and when the Board declares dividends from funds legally available. Whenever Fund Preferred Shares or borrowings are outstanding, Common Shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on the Preferred Shares and interest and principal payments on borrowings have been paid, and unless the applicable asset coverage requirements under the Investment Company Act would be satisfied after giving effect to the distribution as described above.

In the event of the Fund’s liquidation, dissolution or winding up, Common Shares would be entitled to share ratably in all of the Fund’s assets that are legally available for distribution after the Fund pays all debts and other liabilities and subject to any preferential rights of holders of Preferred Shares, if any Preferred Shares are outstanding at such time.

Common Shareholders are entitled to one vote per share. All voting rights for the election of Trustees are noncumulative, which means that, assuming there are no Preferred Shares are outstanding, the holders of more than 50% of the Common Shares will elect 100% of the Trustees then nominated for election if they choose to do so and, in such event, the holders of the remaining Common Shares will not be able to elect any Trustees.

The Fund’s Declaration of Trust authorizes the Board to classify and reclassify any unissued shares of beneficial interest into other classes or series. Prior to issuance of shares of each class or series, the Board is required by Delaware law and by the Fund’s Declaration of Trust to set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, the Board could authorize the issuance of common shares with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of the Fund’s Common Shares or otherwise be in their best interest. As of the date of this Prospectus, the Fund has no plans to classify or reclassify any unissued shares of common stock.

The Fund has applied to list the Common Shares on the NYSE and, subject to notice of issuance, expects the Common Shares to be listed under the symbol “USPE.” The listing of the Common Shares must be approved by the NYSE prior to any trading of the Common Shares on the NYSE and there is no guarantee that the Fund will be so approved. Under the rules of the NYSE applicable to listed companies, the Fund will be required to hold an annual meeting of shareholders in each year.

PREFERRED SHARES

The Fund’s Declaration of Trust authorizes the Board to classify and reclassify any unissued shares into other classes or series, including Preferred Shares, without the approval of the holders of the Common Shares. Prior to issuance of any shares of Preferred Shares, the Board is required by Delaware law and by the Fund’s Declaration of Trust to set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for such shares. Thus, the Board could authorize the issuance of Preferred Shares with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change of control that might involve a premium price for holders of the Fund’s Common Shares or otherwise be in their best interest. No Preferred Shares are currently outstanding.

Any issuance of Preferred Shares must comply with the requirements of the Investment Company Act. Specifically, the Fund is not permitted under the Investment Company Act to issue Preferred Shares unless immediately after such issuance the total asset value of the Fund’s portfolio is at least 200% of the liquidation value of the outstanding Preferred Shares. Among other requirements, including other voting rights, the Investment Company Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two Trustees at all times. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares would have the right to elect a majority of the Fund’s Trustees at any time two full years’ dividends on any Preferred Shares remain unpaid.

CONTROL SHARES

The Fund is subject to the control share acquisition statute (the “Control Share Statute”) contained in Subchapter III of the Delaware Statutory Trust Act (the “DSTA”), which became automatically applicable to listed closed-end funds, such as the Fund.

The Control Share Statute provides for a series of voting power thresholds above which shares are considered “control beneficial interests” (referred to here as “control shares”). Once a threshold is reached, an acquirer has no voting rights under the DSTA with respect to shares acquired in excess of that threshold (i.e., the “control shares”) unless approved by shareholders of the Fund or exempted by the Board. The Control Share Statute provides procedures for an acquirer to request a shareholder meeting for the purpose of considering whether voting rights shall be accorded to control shares.

The foregoing is only a summary of certain aspects of the Control Share Statute. Some uncertainty around the application under the Investment Company Act of state control share statutes exists as a result of recent federal and state court decisions that have found that certain control share acquisition provisions violate the Investment Company Act.

SUMMARY OF THE DECLARATION OF TRUST

An investor in the Fund will be a Shareholder of the Fund and his or her rights in the Fund will be established and governed by the Declaration of Trust that is filed with the Registration Statement as an exhibit. A prospective investor and his or her adviser should carefully review the Declaration of Trust as each Shareholder will agree to be bound by its terms and conditions. The following disclosure is a summary of the material terms of the Fund’s Declaration of Trust and By-Laws.

Shareholders

Persons who purchase Shares will be Shareholders of the Fund.

Liability of Shareholders

Under Delaware law and the Declaration of Trust, no shareholder will be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Fund except by reason of their own acts or conduct. Neither the Fund nor the Trustees, nor any officer, employee, or agent of the Fund has any power to bind personally any Shareholders, nor to call upon any Shareholder for the payment of any sum of money or assessment other than as the Shareholder may at any time personally agree to pay. Shareholders have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the State of Delaware, to the extent that such limitation of liability is greater than the limitation of liability specifically provided in the Declaration of Trust.

Limitation of Liability; Indemnification

The Agreement and Declaration of Trust provides that the Trustees and former Trustees of the Board and officers and former officers of the Fund shall not be liable to the Fund or any of the Shareholders for any loss or damage occasioned by any act or omission in the performance of their services as such in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office or as otherwise required by applicable law. The Declaration of Trust also contains provisions for the indemnification, to the extent permitted by law, of the Trustees and former Trustees of the Board and officers and former officers of the Fund (as well as certain other related parties) by the Fund (but not by the Shareholders individually) against any liability and expense to which any of them may be liable that arise in connection with the performance of their activities on behalf of the Fund. The rights of indemnification and exculpation provided under the Declaration of Trust shall not be construed so as to limit liability or provide for indemnification of the Trustees and former Trustees of the Board, officers and former officers of the Fund, and the other persons entitled to such indemnification for any liability (including liability under applicable federal or state securities laws which, under certain circumstances, impose liability even on persons that act in good faith), to the extent (but only to the extent) that such indemnification or limitation on liability would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of the Declaration of Trust to the fullest extent permitted by law.

Derivative Actions

The Agreement and Declaration of Trust sets forth certain requirements around Shareholders’ ability to maintain a derivative action on behalf of the Trust. Specifically, (1) no Shareholder may maintain a derivative action on behalf of the Trust unless holders of at least ten percent (10%) of the outstanding Shares of the Trust, or ten percent (10%) of the outstanding Shares of a class to which such action relates, join in the bringing of such action, and; (2) a Shareholder may bring a derivative action on behalf of the Trust only if the following conditions are met: (a) the Shareholder or Shareholders must make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed (as described therein); (b) Trustees must be afforded a reasonable amount of time to consider such Shareholder request and to investigate the basis of such claim; and (c) Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and may require an undertaking by the Shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action. However, these provisions do not apply to claims arising under the federal securities laws.

Exclusive Delaware Jurisdiction

The Agreement and Declaration of Trust requires all claims related to the Trust, the Declaration of Trust, or the By-Laws, including claims related to the Trustees’ fiduciary duties, be brought in the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction. These provisions might require shareholders to bring suit in an inconvenient and less favorable forum. With respect to any claim commenced outside of the Court of Chancery of the State of Delaware, all reasonable and documented out of pocket fees, costs and expenses, including reasonable attorneys’ fees and court costs, incurred by the prevailing party in such Proceeding must be reimbursed by the non-prevailing party. However, these requirements do not apply to claims arising under the federal securities laws.

Amendment to the Declaration of Trust

The Declaration of Trust may generally be amended, in whole or in part, with the approval of a majority of the Board (including a majority of the Independent Trustees, if required by the Investment Company Act) and without the approval of the Shareholders unless the approval of Shareholders is required under the Investment Company Act. However, certain amendments to the Declaration of Trust involving Shareholder’s right to vote may not be made without the affirmative vote of at least a majority of Shareholders.

Classified Board of Trustees

The Board is divided into three classes of trustees serving staggered three-year terms. The initial terms of the first, second and third classes will expire at the first, second and third annual meetings of shareholders, respectively, and, in each case, until their successors are duly elected and qualify. Upon expiration of their terms, trustees of each class will be elected to serve for three-year terms and until their successors are duly elected and qualify and at each annual meeting one class of trustees will be elected by the shareholders. A classified Board promotes continuity and stability of management but makes it more difficult for shareholders to change a majority of the trustees because it generally takes at least two annual elections of trustees for this to occur. The Fund believes that classification of the Board will help to assure the continuity and stability of the Fund’s strategy and policies as determined by the Board.

REPURCHASE OF SHARES

Shares of closed-end funds often trade at a discount to NAV, and the Fund’s shares may also trade at a discount to their NAV, although it is possible that they may trade at a premium above NAV. The market price of the Common Shares will be determined by such factors as relative demand for and supply of shares in the market, the Fund’s NAV, general market and economic conditions and other factors beyond the control of the Fund. Because the Fund invests in Private Equity Funds, for which there is limited public information, the market may find the Fund difficult to value and therefore, the Fund may trade at a discount more often than it may if information was more readily available.

Although Common Shareholders will not have the right to redeem their shares, the Fund may (but is not obligated to) take action to repurchase shares in the open market or make tender offers for its shares at or near NAV. During the pendency of any tender offer, the Fund will publish how Common Shareholders may readily ascertain the NAV. Repurchase of the Common Shares may have the effect of reducing any market discount to NAV.

There is no assurance that, if action is undertaken to repurchase or tender for shares, such action will result in the shares trading at a price that approximates their NAV. Although share repurchases and tenders could have a favorable effect on the market price of the shares, you should be aware that the acquisition of shares by the Fund will decrease the total assets of the Fund and, therefore, have the effect of increasing the Fund’s expense ratio and may adversely affect the ability of the Fund to pursue its investment objective. To the extent the Fund may need to liquidate investments to fund repurchases of shares, this may result in portfolio turnover, which will result in additional expenses being borne by the Fund and its shareholders. The Board currently considers the following factors to be relevant to a potential decision to repurchase shares: the extent and duration of the discount, the liquidity of the Fund’s portfolio, and the impact of any action on the Fund and market considerations. Such a decision is a matter on which the Board would exercise its fiduciary judgment, and the Board will consider other factors that may be relevant at the time it considers the matter. Any share repurchases or tender offers will be made in accordance with the requirements of the Exchange Act and the Investment Company Act.

CALCULATION OF NET ASSET VALUE; VALUATION

The Fund determines its NAV per share on a daily basis by calculating the value of its portfolio investments, cash, and other assets (including interest and income accrued but not yet received), and subtracting all of its liabilities (including accrued expenses and other payables). The resulting amount is then divided by the total number of outstanding shares of the Fund as of the close of business each business day (each, a “Determination Date”).

The Fund’s net asset value will be published on the SEC’s EDGAR system and on the Fund’s website at www.tapprivatemarkets.com, and will be updated as soon as a new NAV calculation becomes available.

The Board has approved valuation procedures for the Fund (the “Valuation Policy”) and has approved the delegation of the day-to-day valuation and pricing responsibility for the Fund to the Valuation Designee, subject to the oversight of the Board. The valuation of the Fund’s investments is performed in accordance with Financial Accounting Standards Board’s Accounting Standards Codification 820 — Fair Value Measurements and Disclosures.

The Valuation Policy provides that the Fund will value its Fund investments at fair value.

Securities traded on one or more of the U.S. national securities exchanges, the NYSE or any foreign stock exchange will be valued based on their respective market price.

Debt instruments for which market quotations are readily available are typically valued based on such market quotations. In validating market quotations, the Valuation Designee considers different factors such as the source and the nature of the quotation in order to determine whether the quotation represents fair value.

For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments) the fair value is determined in good faith. In determining the fair values of these investments, the Valuation Designee will apply generally accepted valuation approaches and methods for fair value measurement. In order to determine a fair value, these methods are applied to the latest information provided by the underlying portfolio companies, investment sponsors or other business counterparties.

Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair values of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a recognized pricing service.

Primary and secondary investments in private markets funds are generally valued based on the latest net asset value reported by the third-party fund manager. Typically, the Fund expects to receive unaudited values from Private Equity Funds on a quarterly basis and audited values on an annual basis. In general, it is anticipated that such valuation information from these Private Equity Funds will generally be available 60 days or more after each quarter-end and/or 120 or more days after each year-end. Therefore, the most recently provided valuation information from these Private Equity Funds for purposes of calculating the Fund’s NAV will typically be adjusted by the Adviser pursuant to the Fund’s Valuation Procedures to estimate the fair value of the interests in such Private Equity Funds, as described below. Between the periodic valuation periods of the Private Equity Funds, the NAVs of such Private Equity Funds are adjusted based on the total return that each Private Equity Fund is estimated by the Adviser to generate during the period. The Adviser’s Valuation Committee monitors these estimates and updates them as necessary if macro or individual fund changes warrant any adjustments. Following procedures adopted by the Board, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the Private Equity Fund’s NAV as reported by the manager of the Private Equity Fund at the time of the Fund’s valuation, or whether to adjust such value to reflect a premium or discount to the Private Equity Fund’s NAV. In accordance with U.S. generally accepted accounting principles and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Private Equity Fund. In other cases, as when a Private Equity Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Private Equity Fund interests, the Fund may determine that it is appropriate to apply a discount to the Private Equity Fund’s NAV. Any such decision will be made in good faith by the Adviser as the Fund’s Valuation Designee. Information that may be considered includes: (i) information provided to the Fund or to the Adviser by a Private Equity Fund, or the failure to provide such information as agreed to in such Private Equity

Fund’s offering materials or other agreements with the Fund; (ii) relevant news and other public sources; (iii) known secondary market transactions in the Private Equity Fund’s interests (to the extent deemed a credible indication of value); (iv) changes in relevant asset values; and (v) significant market events that may not otherwise be captured by changes in valuation of relevant assets.

Where the investment being valued was made recently or where there was a recent investment in the Underlying Funds by another limited partner, the price of that investment (i.e. cost), may provide an indication of fair value, if resulting from an orderly transaction (i.e., a sale conducted with customary marketing and adequate exposure to the market, and not a forced liquidation or distressed sale). Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration. For example, cost may not be appropriate when the Fund is aware of sales of similar securities to third parties at materially different prices or in other circumstances where cost may not approximate fair value (which could include situations where there are no sales to third parties). In such a situation, the Fund’s investment will be revalued in a manner that the Adviser, in accordance with the Fund’s Valuation Procedures, determines in good faith best reflects approximate market value.

The valuations reported by the managers of the Private Equity Funds, upon which the Fund calculates its NAV may be subject to later adjustment or revision, based on information reasonably available at that time. For example, any “estimated” values from Private Equity Funds may be revised and fiscal year-end NAV calculations of the Private Equity Funds may be audited by their independent auditors and may be revised as a result of such audits. Other adjustments may occur from time to time. Information that becomes known to the Fund or its agents after the Fund’s NAV has been calculated for a particular day will not be used to retroactively adjust the price of a security or the Fund’s NAV determined earlier. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s NAV if the judgments of the Adviser’s Valuation Committee regarding appropriate valuations should prove incorrect.

If the net asset value of an investment in a private markets fund is not available at the time the Fund is calculating its net asset value, the Fund will review any cash flows since the reference date of the last net asset value for a private markets fund received by the Fund from a third-party manager until the Determination Date are recognized by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the net asset value as reported by the Underlying Fund Manager.

In addition to tracking the net asset value plus related cash flows of such Underlying Funds, the Valuation Designee also intends to track relevant broad-based and issuer (or fund) specific valuation information relating to the assets held by each private markets fund which is reasonably available at the time the Fund values its investments. The Valuation Designee will consider such information and may conclude in certain circumstances, where there are discrepancies between the Underlying Fund’s valuation of its assets and the Adviser’s tracking of specific valuation information relating to the Underlying Funds’ assets, that the information provided by the Underlying Fund Manager does not represent the fair value of a particular asset held by an Underlying Fund. If the Valuation Designee concludes in good faith that the latest net asset value reported by an Underlying Fund Manager does not represent fair value (e.g., there is more current information regarding a portfolio asset which significantly changes its fair value) the Valuation Designee will make a corresponding adjustment to reflect the current fair value of such asset within such Underlying Fund. In determining the fair value of assets held by Underlying Funds, the Valuation Designee applies valuation methodologies as outlined above.

In determining the fair value of an investment for which there are no readily available market quotations, the Valuation Designee may consider pre-acquisition and periodic financial reporting summaries from an Underlying Fund, comparable company valuations, including fundamental analytical data relating to the investment, the nature and duration of any restriction on the disposition of the investment, the cost of the investment at the date of purchase, the liquidity of the market for the investment, the price of such investment in a meaningful private or public investment or merger or acquisition of the issuer subsequent to the Fund’s investment therein, or the price of the investment to be valued in recent verifiable transactions. Fair value prices are estimates, and there is no assurance that such a price will be at or close to the price at which the investment is next quoted or next trades. The Adviser may also engage a qualified and independent third-party valuation expert to assist the Valuation Committee in its determination of an investment’s fair value.

Notwithstanding the above, Underlying Fund Managers may adopt a variety of valuation bases and provide differing levels of information concerning Underlying Funds and there will generally be no liquid markets for such investments. Consequently, there are inherent difficulties in determining the fair value that cannot be eliminated. None of the Valuation Designee, the Board or the Adviser will be able to confirm independently the accuracy of valuations provided by the Underlying Fund Managers.

Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair value of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

The Adviser and its affiliates act as investment advisers to other clients that invest in securities for which no public market price exists. Valuation determinations by the Adviser or its affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, since the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration.

Expenses of the Fund, including the Investment Management Fee, are accrued on a daily basis on the Determination Date and taken into account for the purpose of determining the Fund’s net asset value.

Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s net asset value and the Fund if the judgments of the Board or the Valuation Designee regarding appropriate valuations should prove incorrect.

Prior to investing in any Private Equity Fund, the Adviser will conduct a systematic and rigorous bottom-up due diligence review of the valuation methodologies utilized by the Private Equity Fund, which generally shall be based upon readily observable market values when available, and otherwise utilize principles of fair value that are reasonably consistent with those used by the Fund for valuing its own investments. Subsequent to investment in a Private Equity Fund, the Adviser will monitor the valuation methodologies used by each Private Equity Fund for appropriateness and perform back-testing analysis on a periodic basis in light of the Fund’s obligation to fair value its assets under the Investment Company Act and pursuant to U.S. generally accepted accounting practices (as applicable) for investment companies and will assess the overall reasonableness of the information provided by such Private Equity Fund. See “SPECIAL RISKS PERTAINING TO INVESTMENTS IN UNDERLYING FUNDS-Valuation of the Fund’s Interests in Underlying Funds.”

CERTAIN TAX CONSIDERATIONS

The following is a summary of certain material U.S. federal income tax consequences applicable to the Fund and to an investment in Shares by a Shareholder. This summary does not discuss all of the tax consequences that may be relevant to a particular investor, including an investor who holds Shares as part of a hedging, straddle, conversion, constructive sale or other integrated transaction, or to certain investors (e.g., investors subject to the alternative minimum tax, tax-exempt organizations, dealers in securities, pension plans and trusts, financial institutions, certain foreign investors and insurance companies) subject to special treatment under U.S. federal income tax laws. In addition, this summary does not specifically address the special tax consequences that may be applicable to persons who hold interests in partnerships, grantor trusts and other pass-through entities that hold Shares. This summary assumes that investors hold Shares as capital assets (generally, property held for investment).

THIS SUMMARY IS NECESSARILY GENERAL, AND EACH PROSPECTIVE INVESTOR IS URGED TO CONSULT ITS TAX ADVISER WITH RESPECT TO THE U.S. FEDERAL, STATE AND LOCAL, AND FOREIGN INCOME AND OTHER TAX CONSEQUENCES OF THE PURCHASE, OWNERSHIP AND DISPOSAL OF SHARES, INCLUDING APPLICABLE TAX REPORTING REQUIREMENTS.

This summary is based on the Code as in effect on the date of this Prospectus, the Treasury Regulations, rulings of the IRS, and court decisions in existence on the date hereof, all of which are subject to change, possibly with retroactive effect. The Fund has not sought a ruling from the IRS or any other federal, state or local agency with respect to any of the tax issues affecting the Fund. This summary does not discuss any aspects of the U.S. federal estate or gift tax or any state or local or non-U.S. tax. It does not discuss the special treatment under U.S. federal income tax laws that could result if the Fund invested in tax-exempt securities or certain other investment assets.

If a partnership (including an entity treated as a partnership for U.S. federal income tax purposes) holds Shares, the tax treatment of a partner in the partnership with respect to the Shares generally will depend upon the status of the partner and the activities of the partnership. Partners in partnerships considering an acquisition of Shares should consult their tax advisers with respect to the partnership’s purchase, ownership and disposition of Shares.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code.

Taxation of U.S. Shareholders

A “U.S. Shareholder” for purposes of this discussion is a beneficial owner of Shares that is for U.S. federal income tax purposes:

•        a citizen or individual resident of the United States;

•        a corporation (or other entity treated as a corporation for U.S. federal income tax purposes) created or organized in or under the laws of the United States, any state or the District of Columbia;

•        a trust, if a court in the United States has primary supervision over its administration and one or more U.S. persons have the authority to control all decisions of the trust, or the trust has a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person; or

•        an estate, the income of which is subject to U.S. federal income taxation regardless of its source.

Distributions by the Fund generally are taxable to U.S. Shareholders as ordinary income or capital gains. Distributions of the Fund’s “investment company taxable income” (which is, generally, the Fund’s net ordinary income plus realized net short-term capital gains in excess of realized net long-term capital losses) will be taxable as ordinary income to U.S. Shareholders to the extent of the Fund’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional Shares. To the extent such distributions paid by the Fund to non-corporate U.S. Shareholders (including individuals) are attributable to dividends from U.S. corporations and certain qualified foreign corporations, such “qualifying dividends” may be eligible for a reduced rate of U.S. federal income tax. Distributions of the Fund’s net capital gains (which is generally the Fund’s realized net long-term capital gains in excess of realized net short-term capital losses) properly designated by the Fund as “capital gain dividends” will be taxable to a U.S. Shareholder as long-term capital gains that are currently taxable at a maximum U.S. federal income tax rate of 20% in the case of individuals, trusts or estates, regardless of the U.S. Shareholder’s holding period for its Shares and regardless of whether paid in cash or reinvested in additional Shares. Distributions in excess of the Fund’s earnings and profits first will reduce a U.S. Shareholder’s adjusted tax basis in such Shareholder’s common stock and, after the adjusted basis is reduced to zero, will constitute capital gains to such U.S. Shareholder.

In the event that the Fund retains any net capital gains, the Fund may designate the retained amounts as undistributed capital gains in a notice to the Fund’s Shareholders. If a designation is made, Shareholders would include in income, as long-term capital gains, their proportionate share of the undistributed amounts, but would be allowed a credit or refund, as the case may be, for their proportionate share of the corporate U.S. federal income tax paid by the Fund. In addition, the tax basis of Shares owned by a U.S. Shareholder would be increased by an amount equal to the difference between (i) the amount included in the U.S. Shareholder’s income as long-term capital gains and (ii) the U.S. Shareholder’s proportionate share of the corporate U.S. federal income tax paid by the Fund. A Shareholder that is not subject to U.S. federal income tax or otherwise required to file a U.S. federal income tax return would be required to file a U.S. federal income tax return on the appropriate form to claim a refund with respect to the allocable share of the taxes that the Fund has paid.

Shareholders will generally be treated as receiving distributions in the taxable year in which the distributions are made, with one exception. Any distribution declared by the Fund in October, November or December of any calendar year, payable to Shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been paid by the Fund and received by the Fund’s U.S. Shareholders on December 31 of the year in which the distribution was declared.

At the time of an investor’s purchase of Shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these Shares from such appreciation or income may be taxable to such investor even if the distributions economically represent a return of a portion of the investment. This adverse result is known as “buying into a dividend.” Investors should consider the tax implications of purchasing Common Shares just prior to a distribution.

A U.S. Shareholder participating in the Plan will be taxed on the amount of such distribution in the same manner as if such Shareholder had received such distribution in cash, unless the Shares are trading at or above net asset value, in which case the Shareholder will be treated as receiving a distribution equal to the fair market value of the Shares the Shareholder receives. Any stock received in a purchase under the Plan will have a holding period for tax purposes commencing on the day following the day on which Shares are credited to a U.S. Shareholder’s account.

If the Fund were to fail to qualify for treatment as a RIC, it would be subject to U.S. federal income tax on all of its net taxable income at regular corporate U.S. federal income tax rates (and the Fund also would be subject to any applicable state and local taxes), regardless of whether the Fund made any distributions to Shareholders. The Fund would not be able to deduct distributions to its Shareholders, nor would the Fund be required to make distributions to its Shareholders for U.S. federal income tax purposes. Any distributions the Fund made generally would be taxable to its U.S. Shareholders as ordinary dividend income and, provided certain holding period and other requirements are met by both the Shareholder and the Fund, would be eligible for the 20% maximum U.S. federal income tax rate applicable to individuals and other non-corporate U.S. Shareholders for qualified dividend income, to the extent of the Fund’s current or accumulated earnings and profits.

A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. which the IRS has approved for these purposes (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the U.S.) or (b) treated as a passive foreign investment company. If the Fund receives dividends from another investment company that qualifies as a regulated investment company, and the other investment company designates such dividends as qualified dividend income, then the Fund is permitted in turn to designate a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the other investment company. Qualified dividend income does not include interest from fixed income securities and generally does not include income from REITs. If the Fund lends portfolio securities, amounts received by the Fund that is the equivalent of the dividends paid by the issuer on the securities loaned will not be eligible for qualified dividend income treatment. The Fund can provide no assurance regarding the portion of its dividends that will qualify for qualified dividend income treatment.

Certain distributions by the Fund may qualify for the dividends received deduction available to corporate Common Shareholders under Section 243 of the Code, subject to certain holding period and other requirements, but generally only to the extent the Fund earned dividend income from stock investments in U.S. domestic corporations (but not including real estate investment Funds). Additionally, if the Fund receives dividends from another investment company that qualifies as a regulated investment company, and the other investment company designates such dividends as eligible for the dividends received deduction, then the Fund is permitted in turn to designate a portion of its distributions as eligible for the dividends received deduction, provided the Fund meets holding period and other requirements with respect to shares of the other investment company. As long as the Fund qualifies as a RIC under the Code, it is not expected that any significant part of its distributions to Common Shareholders from its investments will qualify for the dividends-received deduction available to corporate Common Shareholders.

Under recently issued Treasury regulations, certain distributions reported by a regulated investment company as section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Code section 163(j). Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The Fund’s shareholders will not be eligible for this exception to the holding period requirements. The amount that the Fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.

A U.S. Shareholder generally will recognize taxable gain or loss if the U.S. Shareholder sells or otherwise disposes of its Shares. The amount of gain or loss will be measured by the difference between such U.S. Shareholder’s adjusted tax basis in the Shares sold and the amount of the proceeds received in exchange. Any gain arising from such sale or disposition generally will be treated as long-term capital gain or loss if the U.S. Shareholder has held its Shares for more than twelve months. Otherwise, the gain will be classified as short-term capital gain or loss. However, any capital loss arising from the sale or disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received, or undistributed capital gain deemed received, with respect to such Shares. For the purposes of calculating the six-month period, the holding period is suspended for any periods during which the Shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options, short sales or contractual obligations to sell.

In general, individual U.S. Shareholders currently are subject to a maximum U.S. federal income tax rate of 20% on their net capital gain (the excess of realized net long-term capital gains over realized net short-term capital losses), including any long-term capital gain derived from an investment in Shares. Such rate is lower than the maximum rate on ordinary income currently payable by individuals. Corporate U.S. Shareholders currently are subject to U.S. federal income tax on net capital gain at the same 21% rate that applies to ordinary income. Individual Shareholders with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate U.S. Shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate U.S. Shareholders generally may not deduct any net capital losses for a year but may carry back such losses for three years or carry forward such losses for five years.

In addition, losses on sales or other dispositions of Shares may be disallowed under the “wash sale” rules in the event a Shareholder acquires substantially identical stock or securities (including those made pursuant to reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after a sale or other disposition of Shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal income tax basis of the Shares acquired.

From time to time, the Fund may repurchase its Common Shares. Common Shareholders who tender all Common Shares held, and those considered to be held (through attribution rules contained in the Code), by them will be treated as having sold their Common Shares and generally will realize a capital gain or loss. If a Common Shareholder tenders fewer than all of his, her or its Common Shares (including those considered held through attribution), such Common Shareholder may be treated as having received a taxable dividend upon the tender of its Common Shares. If a tender offer is made, there is a risk that non-tendering Common Shareholders will be treated as having received taxable distributions from the Fund. To the extent that the Fund recognizes net gains on the liquidation of portfolio securities to meet such tenders of Common Shares, the Fund will be required to make additional distributions to its Common Shareholders. If the Board determines that a tender offer will be made by the Fund, the federal income tax consequences of such offer will be discussed in materials that will be available at such time in connection with the specific tender offer, if any.

The Code requires the Fund to report U.S. Shareholders’ cost basis, gain/loss, and holding period on IRS Forms 1099 when “covered” securities are sold. For purposes of these reporting requirements, all of the Fund’s Shares acquired by non-tax-exempt Shareholders, including those acquired through the Plan, will be considered “covered” securities. The Fund has chosen FIFO (“first-in, first-out”) as the Fund’s default tax lot identification method for all Shareholders. A tax lot identification method is the way the Fund will determine which specific Shares are deemed to be sold when there are multiple purchases on different dates at differing transaction prices, and the entire position is not sold at one time. The Fund’s default tax lot identification method is the method “covered” securities will be reported on your IRS Form 1099 if you do not select a specific tax lot identification method. You may choose a method different from the Fund’s standing method and will be able to do so from the time you are admitted as a Shareholder up through and until the sale of the “covered” securities. For those securities defined as “covered” under current IRS cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered” or for the impact of certain transactions that may require you to adjust your basis, such as inter-account wash sales transactions. If you hold your Shares through a broker, your broker may use a different default tax lot identification method. Shareholders holding Shares through a broker should contact their broker with respect to report of cost basis and available elections for their account. You are encouraged to refer to the appropriate Treasury Regulations or consult your tax adviser with regard to your personal circumstances and any decisions you may make with respect to choosing a tax lot identification method.

The Fund may be required to withhold U.S. federal income tax, or backup withholding, currently at a rate of 24%, from all distributions to any non-corporate U.S. Shareholder (i) who fails to furnish the Fund with a correct taxpayer identification number or a certificate that such Shareholder is exempt from backup withholding or (ii) with respect to whom the IRS notifies the Fund that such Shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual’s taxpayer identification number is his or her social security number. Any amount withheld under backup withholding is allowed as a credit against the U.S. Shareholder’s U.S. federal income tax liability, provided that proper information is provided to the IRS.

A U.S. Shareholder that is an individual or estate, or a trust that does not fall into a special class of trusts that is exempt from such tax, will generally be subject to a 3.8% tax on the lesser of (i) the U.S. Shareholder’s “net investment income” for a taxable year and (ii) the excess of the U.S. Shareholder’s modified adjusted gross income for such taxable year over $200,000 ($250,000 in the case of joint filers). For these purposes, “net investment income” will generally include taxable distributions and deemed distributions paid with respect to the Shares, and net gain attributable to the disposition of Shares (in each case, unless such Shares are held in connection with certain trades or businesses) but will be reduced by any deductions properly allocable to such distributions or net gain.

Under Treasury regulations, if a Shareholder recognizes a loss with respect to Shares of $2 million or more in a single taxable year (or $4 million or more in any combination of taxable years) for an individual Shareholder, S corporation or Fund or $10 million or more in a single taxable year (or $20 million or more in any combination of years) for a Shareholder who is a C corporation, such Shareholder will generally be required to file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are generally excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

U.S. Shareholders should consult their tax advisers with respect to the U.S. federal, state, local and non-U.S. tax consequences of the purchase, ownership and disposition of Shares, including applicable tax reporting obligations.

Taxation of Tax-Exempt Investors

Under current law, the Fund serves to prevent the attribution to Shareholders of unrelated business taxable income (“UBTI”) from being realized by its tax-exempt Shareholders (including, among others, individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities). Notwithstanding the foregoing, a tax-exempt Shareholder could realize UBTI by virtue of its investment in Shares if such tax-exempt Shareholder borrows to acquire its Shares.

Taxation of Non-U.S. Shareholders

A “Non-U.S. Shareholder” generally is a beneficial owner of Shares that is not a U.S. Shareholder or an entity treated as a partnership for U.S. federal income tax purposes. This includes nonresident alien individuals, foreign trusts or estates and foreign corporations. Whether an investment in Shares is appropriate for a Non-U.S. Shareholder will depend upon that person’s particular circumstances. An investment in Shares may have adverse tax consequences as compared to a direct investment in the assets in which the Fund will invest. Non-U.S. Shareholders should consult their tax advisers with respect to the U.S. federal income tax and withholding tax, and state, local and foreign tax consequences of an investment in Shares, including applicable tax reporting requirements.

Distributions of “investment company taxable income” to Non-U.S. Shareholders (other than U.S.-source interest income and realized net short-term capital gains in excess of realized long-term capital losses, which generally will be free of withholding, as discussed in the following paragraph) will be subject to withholding of U.S. federal tax at a 30% rate (or lower rate provided by an applicable treaty) to the extent of the Fund’s current and accumulated earnings and profits unless the distributions are effectively connected with a U.S. trade or business of a Non-U.S. Shareholder. If the distributions are effectively connected with a U.S. trade or business of a Non-U.S. Shareholder, and, if required by an applicable income tax treaty, attributable to a permanent establishment in the United States, the distributions will be subject to U.S. federal income tax at the graduated rates applicable to U.S. Shareholders, and the Fund will not be required to withhold U.S. federal tax if the Non-U.S. Shareholder complies with applicable certification and disclosure requirements. In addition, if the non-U.S. Shareholder is a non-U.S. corporation, it will be subject to a branch profits tax equal to 30% of its “effectively connected earnings and profits” within the meaning of the Code for the taxable year, as adjusted for certain items, unless it qualifies for a lower rate or an exemption under an applicable tax treaty. Special certification requirements apply to a Non-U.S. Shareholder that is a foreign partnership or a foreign trust, and such entities are urged to consult their tax advisers.

Properly reported dividends received by a Non-U.S. Shareholder are generally exempt from U.S. federal withholding tax when they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income), or (ii) are paid in connection with the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over its long-term capital loss for such taxable year). In order to qualify for this exemption from withholding, a Non-U.S. Shareholder must comply with applicable certification requirements relating to its Non-U.S. status (including, in general, furnishing an IRS Form W-8BEN (for individuals), IRS Form W-8BEN-E (for entities) or an acceptable substitute or successor form). In the case of Shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. Shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Actual or deemed distributions of the Fund’s net capital gains to a Non-U.S. Shareholder, and gains realized by a Non-U.S. Shareholder upon the sale or redemption of Shares, will not be subject to U.S. federal income tax unless the distributions or gains, as the case may be, are effectively connected with a U.S. trade or business of the Non-U.S. Shareholder (and, if an income tax treaty applies, are attributable to a permanent establishment maintained by the Non-U.S. Shareholder in the United States,) or, in the case of an individual, the Non-U.S. Shareholder was present in the United States for 183 days or more during the taxable year and certain other conditions are met.

If the Fund distributes its net capital gains in the form of deemed rather than actual distributions, a Non-U.S. Shareholder will be entitled to a U.S. federal income tax credit or tax refund equal to the non-U.S. Shareholder’s allocable share of the corporate-level tax the Fund pays on the capital gains deemed to have been distributed; however, in order to obtain the refund, the Non-U.S. Shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the Non-U.S. Shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a U.S. federal income tax return.

Any capital gain realized on the sale, redemption, retirement or other taxable disposition of Shares by a non-U.S. Shareholder will be exempt from U.S. federal income and withholding tax, provided that (i) the gain is not effectively connected with the conduct of a trade or business in the United States by the non-U.S. Shareholder and (ii) in the case of an individual non-U.S. Shareholder, the non-U.S. Shareholder is not present in the United States for 183 days or more in the taxable year and does not otherwise have a “tax home” within the United States.

For corporate Non-U.S. Shareholders, distributions (both cash and in Shares), and gains realized upon the sale or redemption of Shares that are effectively connected to a U.S. trade or business may, under certain circumstances, be subject to an additional “branch profits tax” at a 30% rate (or at a lower rate if provided for by an applicable treaty).

A Non-U.S. Shareholder who is a non-resident alien individual may be subject to information reporting and backup withholding of U.S. federal income tax on dividends unless the Non-U.S. Shareholder provides the Fund or the Administrator with an IRS Form W-8BEN or an acceptable substitute form or otherwise meets documentary evidence requirements for establishing that it is a Non-U.S. Shareholder or otherwise establishes an exemption from backup withholding.

Pursuant to U.S. withholding provisions commonly referred to as the Foreign Account Tax Compliance Act (“FATCA”), payments of most types of income from sources within the United States (as determined under applicable U.S. federal income tax principles), such as interest and dividends, to a foreign financial institution, investment funds, and other non-U.S. persons generally will be subject to a 30% U.S. federal withholding tax, unless certain information reporting and other applicable requirements are satisfied. Any Non-U.S. Shareholder that either does not provide the relevant information or is otherwise not compliant with FATCA may be subject to this withholding tax on certain distributions from the Fund. Any taxes required to be withheld under these rules must be withheld even if the relevant income is otherwise exempt (in whole or in part) from withholding of U.S. federal income tax, including under an income tax treaty between the United States and the beneficial owner’s country of tax residence. Each Non-U.S.

Shareholder should consult its tax adviser regarding the possible implications of this withholding tax (and the reporting obligations that will apply to such Non-U.S. Shareholder, which may include providing certain information in respect of such Non-U.S. Shareholder’s beneficial owners).

To claim a reduction of or exemption from withholding (including an exclusion from the FATCA tax and backup withholding), a Shareholder must provide the Fund or the institution through which the Shareholder has purchased its shares with a U.S. IRS Form W-8BEN, W-8BEN-E, W-8IMY, W-8ECI, or W-8EXP.

* * * * *

THE TAX AND OTHER MATTERS DESCRIBED IN THIS PROSPECTUS DO NOT CONSTITUTE, AND SHOULD NOT BE CONSIDERED AS, LEGAL OR TAX ADVICE TO PROSPECTIVE INVESTORS. EACH INVESTOR SHOULD CONSULT ITS TAX ADVISER AS TO THE U.S. FEDERAL, STATE, LOCAL AND NON-U.S. TAX CONSEQUENCES OF THE ACQUISITION, OWNERSHIP AND DISPOSITION OF SHARES, INCLUDING APPLICABLE TAX REPORTING OBLIGATIONS.

ERISA CONSIDERATIONS

The Employee Retirement Income Security Act of 1974, as amended (“ERISA”) and the Code impose certain requirements on employee benefit plans to which ERISA applies, and on those persons who are fiduciaries with respect to such plans. The Code imposes certain requirements on certain other plans (such as individual retirement accounts and Keogh plans (and their fiduciaries)) that, although not subject to ERISA, are subject to certain similar rules of the Code (such employee benefit plans subject to ERISA and such other plans, collectively, “Plans.”) In accordance with ERISA’s general fiduciary standards, before investing in the Fund, a Plan fiduciary should determine whether such an investment is permitted under the governing Plan instruments and is appropriate for the Plan in view of its overall investment policy and the composition and diversification of its portfolio. Moreover, ERISA and the Code require that certain reporting and disclosure be made with respect to Plan assets, that Plan assets generally be held in trust, and that the indicia of ownership of Plan assets be maintained within the jurisdiction of district courts of the United States. Thus, a Plan fiduciary considering an investment in the Fund should consult with its legal counsel concerning all the legal implications of investing in the Fund, especially the issues discussed in the following paragraphs.

Unless statutory or administrative exemptions are available, Section 406 of ERISA and Section 4975 of the Code prohibit a broad range of transactions involving Plan assets and persons who have certain specified relationships to a Plan (“parties in interest” within the meaning of ERISA and “disqualified persons” within the meaning of the Code) and impose additional prohibitions on parties in interest and disqualified persons who are Plan fiduciaries. These prohibitions also apply with respect to any entity whose assets consist of Plan assets by reason of Plans’ investment in the entity. Certain prospective Plan investors may currently maintain relationships with the Adviser and/or entities that are affiliated with the Fund, and, as a result, one or more of such entities may be deemed to be a “party in interest” or “disqualified person” with respect to (including a fiduciary of) any such prospective Plan investor.

Because the Fund is registered as an investment company under the Investment Company Act, the assets of the Fund will not be deemed to constitute Plan assets.

Employee benefit plans that are governmental plans (as defined in Section 3(32) of ERISA) are not subject to requirements of ERISA and the Code discussed above but may be subject to materially similar provisions of other applicable federal or state law or may be subject to other legal restrictions on their ability to invest in the Fund. Accordingly, any such governmental plans and the fiduciaries of such plans should consult with their legal counsel concerning all the legal implications of investing in the Fund.

THE FUND’S SALE OF SHARES TO PLANS IS IN NO RESPECT A REPRESENTATION OR WARRANTY BY THE FUND, THE ADVISER OR ANY OF THEIR AFFILIATES, OR BY ANY OTHER PERSON ASSOCIATED WITH THE SALE OF THE SHARES, THAT SUCH INVESTMENT BY PLANS MEETS ALL RELEVANT LEGAL REQUIREMENTS APPLICABLE TO PLANS GENERALLY OR TO ANY PARTICULAR PLAN, OR THAT SUCH INVESTMENT IS OTHERWISE APPROPRIATE FOR PLANS GENERALLY OR FOR ANY PARTICULAR PLAN.

ADDITIONAL INFORMATION

Futures Transactions

The Adviser with respect to the Fund has filed a notice of exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act of 1974, as amended (the “CEA”), and, therefore, the Fund is not subject to registration or regulation as a commodity pool under the CEA. Pursuant to Commodity Futures Trading Commission (the “CFTC”) regulations, the adviser of an investment company may be required to register as a Commodity Pool Operator (“CPO”) if the investment company is unable to comply with certain trading and marketing limitations.

With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a “commodity pool” or a CPO. First, the aggregate initial margin and premiums required to establish an investment company’s position in such investments may not exceed 5% of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the net asset value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that the Adviser was required to register as a CPO, the disclosure and operations of the Fund would need to comply with all applicable CFTC regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop. A related CFTC proposal to harmonize applicable CFTC and SEC regulations could, if adopted, mitigate certain disclosure and operational burdens if CPO registration were required.

Rule 18f-4 under the Investment Company Act prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements) and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted written policies and procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund intends to be a limited derivatives user under Rule 18f-4 of the Investment Company Act. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a shareholder vote. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.

REPORTS TO SHAREHOLDERS

The Fund will furnish to Shareholders as soon as practicable after the end of each of its taxable years such information as is necessary for them to complete U.S. federal and state income tax or information returns, along with any other tax information required by law. The Fund anticipates sending Shareholders an unaudited semi-annual and an audited annual report within 60 days after the close of the period for which the report is being made, or as otherwise required by the Investment Company Act.

FISCAL YEAR

The Fund’s fiscal year-end is March 31. The Fund’s tax year-end is September 30.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM; LEGAL COUNSEL

Cohen & Company, Ltd., (“Cohen & Co”) located at 1835 Market St., Suite 310, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Fund. Its services include auditing the Fund’s financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Co, provides tax services.

Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996, serves as counsel to the Fund.

Dechert LLP, located at 1095 Avenue of the Americas, New York, New York 10036, serves as legal counsel to the underwriters.

Additional INFORMATION

The Fund will be subject to the informational requirements of the Exchange Act and the Investment Company Act and in accordance therewith files reports and other information with the SEC. The SEC maintains a website at sec.gov containing reports, proxy and information statements and other information regarding registrants, including the Fund (when available), that file electronically with the SEC.

This Prospectus constitutes part of a Registration Statement filed by the Fund with the SEC under the Securities Act and the Investment Company Act. This Prospectus omits certain of the information contained in the Registration Statement, and reference is hereby made to the Registration Statement and related exhibits for further information with respect to the Fund and the Common Shares offered hereby. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations or free of charge through the SEC’s website (sec.gov).

[    ] Shares

Tap US Private Equity Fund of Funds

$[    ] per Share

_________________________

PROSPECTUS

[    ], 2026

_________________________

Texas Capital Securities

Clear Street

SoFi

Until [    ], 2026 (25 days after the date of this Prospectus), all dealers that buy, sell or trade the Common Shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers’ obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

Subject to Completion, April 20, 2026

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

Tap US Private Equity Fund of Funds

Dated [    ], 2026

c/o Tap Capital LLC

One World Trade Center, 85th Floor

New York, NY 10007

Tel: (212) 229-6098

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI relates to and should be read in conjunction with the prospectus (the “Prospectus”) of Tap US Private Equity Fund of Funds (the “Fund”) dated [    ], 2026 as it may be further amended or supplemented from time to time. This SAI is incorporated by reference in its entirety into the Prospectus. A copy of the Prospectus may be obtained without charge by contacting the Fund at the telephone number or address set forth above.

This SAI is not an offer to sell shares of the Fund (“Shares”) and is not soliciting an offer to buy the Shares in any state where the offer or sale is not permitted. Capitalized terms not otherwise defined herein have the same meaning set forth in the Prospectus.

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INVESTMENT POLICIES AND PRACTICES

The investment objective and the principal investment strategies of the Fund, as well as the principal risks associated with such investment strategies, are set forth in the Prospectus. Certain additional information regarding the investment program of the Fund is set forth below.

FUNDAMENTAL POLICIES

The Fund’s fundamental policies, which are listed below, may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund. At the present time the Shares are the only outstanding voting securities of the Fund. As defined by the Investment Company Act of 1940, as amended (the “Investment Company Act”), the vote of a “majority of the outstanding voting securities of the Fund” means the vote, at an annual or special meeting of the shareholders of the Fund (the “Shareholders”), duly called, (i) of 67% or more of the Shares represented at such meeting, if the holders of more than 50% of the outstanding Shares are present in person or represented by proxy or (ii) of more than 50% of the outstanding Shares, whichever is less. No other policy is a fundamental policy of the Fund, except as expressly stated. Within the limits of the fundamental policies of the Fund, the management of the Fund has reserved freedom of action. The Fund may:

(1)    Borrow money and issue senior securities (as defined under the Investment Company Act), except as prohibited under the Investment Company Act, the rules and regulations thereunder (except as permitted by an exemption therefrom), as such statute, rules or regulations may be amended or interpreted by the SEC from time to time.

(2)    Underwrite securities of other issuers, except as prohibited under the Investment Company Act, the rules and regulations thereunder (except as permitted by an exemption therefrom), as such statute, rules or regulations may be amended or interpreted by the SEC from time to time.

(3)    Make loans, except as prohibited under the Investment Company Act, the rules and regulations thereunder (except as permitted by an exemption therefrom), as such statute, rules or regulations may be amended or interpreted by the SEC from time to time.

(4)    Purchase, hold or deal in real estate and real estate mortgage loans, except as prohibited under the Investment Company Act, the rules and regulations thereunder (except as permitted by an exemption therefrom), as such statute, rules or regulations may be amended or interpreted by the SEC from time to time.

(5)    Not invest in commodities and commodity contracts, except that the Fund (i) may purchase and sell non-U.S. currencies, options, swaps, futures and forward contracts, including those related to indexes, options and options on indexes, as well as other financial instruments and contracts that are commodities or commodity contracts, (ii) may also purchase or sell commodities if acquired as a result of ownership of securities or other instruments, (iii) may invest in commodity pools and other entities that purchase and sell commodities and commodity contracts, and (iv) may make such investments as otherwise permitted by the Investment Company Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(6)    Not concentrate investments in a particular industry or group of industries, as concentration is defined under the Investment Company Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund may invest without limitation in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities or tax-exempt obligations of state or municipal governments and their political subdivisions. This investment restriction does not apply to investments by the Fund in private equity funds (“Private Equity Funds” or “Underlying Funds”) (or in another comparable investment pool).

(7)    Engage in short sales, purchases on margin and the writing of put and call options to the fullest extent permitted by applicable law, including the Investment Company Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

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With respect to these investment restrictions and other policies described in this SAI or the Prospectus, if a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of the Fund’s total assets, unless otherwise stated, will not constitute a violation of such restriction or policy. The Fund’s investment policies and restrictions do not apply to or limit the activities or investments of the Private Equity Funds but will apply to direct and indirect investments made by the Fund.

THE FUND MAY CHANGE ITS INVESTMENT OBJECTIVE, POLICIES, RESTRICTIONS, STRATEGIES, AND TECHNIQUES.

Except as otherwise indicated, the Fund may change its investment objective and any of its policies, restrictions, strategies, and techniques without Shareholder approval. The Fund’s investment objective and investment strategies are not fundamental policies of the Fund and may be changed by the Board of Trustees of the Fund (the “Board”) without the vote of a majority (as defined by the Investment Company Act) of the Fund’s outstanding Shares provided that any changes to the Fund’s investment objective are communicated to shareholders at least 60 days prior to such change taking place.

The following descriptions of the Investment Company Act may assist investors in understanding the above policies and restrictions.

Borrowing.    The Investment Company Act restricts an investment company from borrowing in excess of 33 1/3% of its total assets (including the amount borrowed, but excluding temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a “senior security” within the meaning of Section 18(f) of the Investment Company Act shall not be regarded as borrowings for the purposes of the Fund’s investment restriction.

Commodities.    The Investment Company Act does not directly restrict an investment company’s ability to invest in commodities or contracts related to commodities, but does require that every investment company have a fundamental investment policy governing such investments. The extent to which the Fund can invest in commodities or contracts related to commodities is set out in the investment strategies and policies described in the Prospectus and this SAI.

Concentration.    The SEC staff has defined concentration as investing 25% or more of an investment company’s total assets in any particular industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. For purposes of the Fund’s concentration policy, the Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC guidance. The Adviser may, but need not, consider industry classifications provided by third parties. The Fund does not consider Private Equity Funds to be an industry for purposes of this policy. The Fund will not invest 25% or more of its assets in a Private Equity Fund or Funds, in aggregate, that it knows or should reasonably know concentrates its assets in a single industry. The Fund will consider the investments of its underlying funds and underlying investment companies, to the extent they are known or reasonably should be known by the Fund, when determining the Fund’s compliance with its concentration policies.

Real Estate.    The Investment Company Act does not directly restrict an investment company’s ability to invest in real estate or interests in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Fund can invest in real estate or interest in real estate to the extent set out in the investment strategies and policies described in the Prospectus and this SAI.

Senior Securities.    Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The Investment Company Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation. Further, under the Investment Company Act, the Fund is not permitted to issue preferred stock unless immediately after such issuance the value of the Fund’s total assets is at least 200% of the liquidation value of the outstanding preferred stock (i.e., the liquidation value may not exceed 50% of the Fund’s total assets). In addition, Rule 18f-4 under the Investment Company Act permits the Fund to enter into derivatives transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the Investment Company Act, provided that the Fund complies with the conditions of Rule 18f-4.

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Underwriting.    Under the Investment Company Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.

Lending.    Under the Investment Company Act, an investment company may only make loans if expressly permitted by its investment policies.

Portfolio Turnover.    The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser feels either the securities no longer meet its investment criteria or the potential for capital appreciation has lessened, or for other reasons. The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund.

ADDITIONAL INFORMATION ON INVESTMENT TECHNIQUES OF THE FUND
AND THE RELATED RISKS

As discussed in the Prospectus, the Fund’s investment objective is to achieve maximum total return. Under normal circumstances, the Fund will invest at least 80% of its net assets (defined as net assets plus the amount of borrowings for investment purposes) in limited partnership interests of Private Equity Funds that are domiciled in or primarily investing in the United States. This section provides additional information about various types of investments and investment techniques that may be employed by the Fund or by Private Equity Funds in which the Fund invests.

Transitional or Restructuring Situations

The Fund may invest in private equity interests involved in transitional or restructuring situations, such as fund recapitalizations or secondary transactions involving existing limited partners. In any investment opportunity involving such situations, there exists the risk that the contemplated transaction will be unsuccessful, take considerable time, or result in a distribution of cash or securities the value of which is less than the purchase price of the original investment. Similarly, if an anticipated transaction or reorganization does not occur, the Fund may be required to sell its investment at a loss.

Exchange-Traded Funds and Other Investment Companies

The Fund may invest in shares of both open- or closed-end investment companies (including business development companies, money market funds, single country funds, and exchange traded funds of any kind) and trusts, limited partnerships, limited liability companies or other forms of business organizations, including other pooled investment. Investing in another pooled vehicle exposes the Fund to all the risks of that pooled vehicle.

As the shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Such expenses are in addition to the expenses the Fund pays in connection with its own operations. The Fund’s investments in other investment companies may be limited by applicable law. It is possible that, under certain circumstances, the Fund may be prevented by applicable law from investing in other investment companies when doing so may otherwise be the most efficient way for the Fund to obtain exposure to a portfolio of debt securities.

Despite the possibility of greater fees and expenses, investments in other investment companies may nonetheless be attractive for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for the Fund to invest in such countries. In other cases, when a portfolio manager desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.

Among the types of investment companies in which the Fund may invest are Exchange Traded Fund (“ETFs”). Index ETFs are open-end management investment companies that seek to provide investment results that correspond generally to the price and yield performance of a specified index (Index Fund). Individual investments in ETFs generally are not redeemable. However, large quantities of ETF shares known as “Creation Units” are redeemable from the ETF. The liquidity of smaller holdings of ETF shares will depend upon the existence of a secondary market.

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Disruptions in the markets for the securities held by ETFs or other investment companies purchased or sold by the Fund could result in losses on investments in ETFs or other investment companies. ETFs also carry the risk that the price the Fund pays or receives may be higher or lower than the ETF’s NAV. ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. ETFs and other investment companies in which the Fund may invest may be leveraged, which would increase the volatility of the value of the Fund’s Common Shares (“Common Shares”).

Temporary Investments and Defensive Position.

During the period where the net proceeds of this offering of Common Shares are being invested or during periods in which the Adviser determines that it is temporarily unable to follow the Fund’s investment strategy or that it is impractical to do so, the Fund may deviate from its investment strategy and invest all or any portion of its net assets in cash, cash equivalents or other securities. The Adviser’s determination that it is temporarily unable to follow the Fund’s investment strategy or that it is impracticable to do so generally will occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Fund’s investment strategy is extremely limited or absent. In such a case, the Fund may not pursue or achieve its investment objective.

Cash and cash equivalents are defined to include, without limitation, the following:

1)      U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury (“Treasury”) or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association; and (d) the Student Loan Marketing Association. While the U.S. government typically provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

2)      Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current Federal Deposit Insurance Corporation (“FDIC”) regulations, the maximum insurance payable as to any one certificate of deposit is $250,000, therefore, certificates of deposit purchased by the Fund may not be fully insured.

3)      Repurchase agreements, which involve purchases of debt securities. At the time the Fund purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. Pursuant to the Fund’s policies and procedures, the Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers’ acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Adviser monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The Adviser does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

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4)      Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. The Adviser will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity measures) and will continuously monitor the corporation’s ability to meet all its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a nationally recognized statistical rating organization and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

5)      The Fund may invest in bankers’ acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

6)      The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

7)      The Fund may invest in shares of money market funds in accordance with the provisions of the Investment Company Act.

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS

The business operations of the Fund are managed and supervised under the direction of the Board, subject to the laws of the State of Delaware and the Fund’s agreement and declaration of trust (“Declaration of Trust”). The Board has overall responsibility for the management and supervision of the business affairs of the Fund on behalf of its Shareholders, including the authority to establish policies regarding the management, conduct and operation of its business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company (“RIC”) organized as a corporation. The officers of the Fund conduct and supervise the daily business operations of the Fund.

The trustees of the Board (each, a “Trustee”) are not required to contribute to the capital of the Fund or to hold interests therein. A majority of Trustees of the Board are not “interested persons” (as defined in the Investment Company Act) of the Fund (collectively, the “Independent Trustees”).

The identity of Trustees of the Board and officers of the Fund, and their brief biographical information, including their addresses, their year of birth and descriptions of their principal occupations during the past five years is set forth below.

The Board is divided into three classes of Trustees serving staggered three-year terms. The initial terms of the first, second and third classes will expire at the first, second and third annual meetings of shareholders, respectively, and, in each case, until their successors are duly elected and qualify. Upon expiration of their terms, Trustees of each class will be elected to serve for three-year terms and until their successors are duly elected and qualify and at each annual meeting one class of Trustees will be elected by the shareholders. A classified Board promotes continuity and stability of management but makes it more difficult for shareholders to change a majority of the Trustees because it generally takes at least two annual elections of Trustees for this to occur. The Fund believes that classification of the Board will help to assure the continuity and stability of the Fund’s strategy and policies as determined by the Board.

The Board believes that each of the Trustees’ experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that each Trustee should serve in such capacity. Among the attributes common to all Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, other service providers,

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counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s business, consulting, and public service work; experience as a board member of non-profit entities or other organizations; education or professional training; and/or other life experiences. In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee. Specific details regarding each Trustee’s principal occupations during the past five years are included in the tables below. See “BOARD OF TRUSTEES AND OFFICERS — Independent Trustees” and “BOARD OF TRUSTEES AND OFFICERS — Interested Trustees and Officers.”

Independent Trustees

Michael McLaughlin.    Mr. McLaughlin is a financial services executive. For nearly 30 years, he served at the forefront of structured finance and credit markets, establishing and maintaining robust governance and risk management frameworks at large institutions. Mr. McLaughlin served as the Global Head, Credit Markets for Macquarie Credit Investment Management, Inc. for over 15 years, where he was responsible for the global credit markets business, including structured finance, private credit, and capital markets activities. He also oversaw large scale P&L, risk management frameworks, regulatory engagement, and strategic growth initiatives. He received his Bachelor of Science in Accountancy, Accounting and Finance from Villanova University and received his MBA in Finance from Penn State University.

Michael Fields.    Mr. Fields has more than 20 years of experience in the financial services industry, including experience serving as a consultant and executive officer of financial services companies. Mr. Fields also serves on multiple registered investment company boards as an independent director. Mr. Fields currently serves as an independent consultant. Prior to this, from 2017 to 2023, Mr. Fields was the Chief Operating Officer at the Strategic Group, a holding company for private real estate assets. Mr. Fields’ extensive experience in the financial services sector, and as a member of various investment company boards make him qualified to serve as a director of the Fund. He received his Bachelor of Science from the University of Florida and his MBA from the University of Central Florida.

Edmund Moore Jr.    Mr. Moore is an entrepreneur and active board member with more than 20 years of experience building and advising private companies. He is Co Founder and Executive Chairman of Clutch Holdings LLC and previously served as its Chairman and Chief Executive Officer. In addition to his operating roles, Mr. Moore serves as a board member, investor, or advisor to numerous private companies, including Ethos Treatment, FinPay, OnBalance, villaNOVA Insurance Partners, Cecilian Partners, FIRST Delivery, Coral Life, Core Solutions, SocialLadder, Lifeguard Health Networks, Gravatate, and Kognition. He is also a member of the Advisory Council for the Villanova University ICE Center and serves as a Board Director of the Philadelphia Boys Choir & Chorale. Mr. Moore received his Bachelor of Science from Villanova University.

Interested Trustees

Jeffrey Leathers.    Mr. Leathers serves as the Chair of the Fund. He is the Chief Executive Officer and Co-Founder of Tap Technologies Inc., the parent company of the Adviser, where he leads company strategy, operations, and product development and engages in team building, capital raising, and partnership development to build efficient, transparent, and data-driven secondary markets for alternative investments, including guiding clients through secondary liquidity solutions. Mr. Leathers is also the Chief Executive Officer of the Adviser. Before Tap Technologies Inc., Mr. Leathers started and led the SPV and Fund Formations businesses at Carta, an equity management and private fund administration platform. He previously held product roles at financial technology companies, including Quovo (acquired by Plaid) and Bloomberg. He received his Bachelor of Science of the University of Southern California and his MBA from Wharton.

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INDEPENDENT TRUSTEES

Name, Address and Year of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Michael McLaughlin c/o Tap Capital LLC One World Trade Center, 85th Floor New York, NY 10007 Year of Birth: 1966	Trustee	Since Inception	Global Head, Credit Markets, Macquarie Credit Investment Management, Inc. (2008 – 2023)	1	None
J. Michael Fields c/o Tap Capital LLC One World Trade Center, 85th Floor New York, NY 10007 Year of Birth: 1973	Trustee	Since Inception	Independent Consultant, (June 2023 – present); Chief Operating Officer, The Strategic Group (2017 – May 2023).	1

Constitution Capital Access Fund, LLC (2022 – Present); RoboStrategy Inc. (2025 – Present); Redwood Private Real Estate Debt Fund (2022 – Present); Aether Infrastructure & Natural Resources Fund (2025 – present); Callodine Specialty Income Fund (2024 – Present); Pursuit Asset Based Income Fund (2025 – Present); Megacorn Fund (2025 – Present).

Edmund Moore Jr. c/o Tap Capital LLC One World Trade Center, 85th Floor New York, NY 10007 Year of Birth: 1968	Trustee	Since Inception	Chief Executive Officer, Clutch Holdings LLC (2020 – 2025); Executive Chairman, Clutch Holdings LLC (2025 – present).	1

Clutch Holdings LLC (2020 – present); Ethos Treatment, LLC (2020 – present); FinPay, LLC (2020 – present); villaNOVA Insurance Partners (2020 – present); Cecilian Partners (2019 – present); FIRST Delivery (2018 – present); OnBalance (2023 – present).

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INTERESTED TRUSTEE AND OFFICERS

Name, Address and Year of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen	Other Directorships Held by Trustees
Jeffrey Leathers* One World Trade Center, Floor 85 New York, NY 94957 Year of Birth: 1991	Initial Trustee, Chair of the Board, Chief Executive Officer, President and Secretary	Since Inception	Chief Executive Officer and Co-Founder of Tap Technologies Inc. (since January 2021).	1	Ultra AI Opportunities (2025 – Present); Ultra Aerospace Opportunities (2025 – Present).
Daniel Hess 501 S. Cherry St. Suite 610 Denver, CO 80246 Year of Birth: 1974	Principal Financial Officer and Treasurer	Since Inception

Director at PINE Advisor Solutions (2025 – present); Senior Vice President at U.S. Bancorp Asset Management (2021 – 2025); Managing Director at PFM Asset Management (2001 – 2021); Treasurer of PFM Mulit-Manager Series Trust (2019 – 2025)

				N/A	N/A
Michelle Marcano-Johnson 501 S. Cherry St. Suite 610 Denver, CO 80246 Year of Birth:1968	Chief Compliance Officer	Since Inception	Director of Fund CCO Services at PINE (since 2025); Vice President, Corporate Compliance, Empower (2022 – 2024); Head of Corporate Compliance, Janus Henderson Investors (2019 – 2022).	N/A	N/A

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*        Jeffrey Leathers is deemed an Interested Trustee as defined by Section 2(a)(19) of the Investment Company Act by virtue of his position of Chief Executive Officer with the Adviser

Board Leadership Structure and Role in Risk Oversight

Overall responsibility for oversight of the Fund rests with the Board. The Fund has engaged the Adviser to manage the Fund on a day-to-day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Fund in accordance with the provisions of the Investment Company Act, applicable provisions of state and other laws and the Declaration of Trust. The Board is currently composed of 4 members, 3 of whom are Independent Trustees. The Board will meet at regularly scheduled meetings four times each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibility. The Independent Trustees will meet with their independent legal counsel prior to and during each quarterly board meeting. As described below, the Board has established an audit committee (the “Audit Committee”) and a nominating and corporate governance committee (the “Nominating and Corporate Governance Committee”) and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.

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The Board has appointed Mr. Leathers to serve in the role of Chairman. The Chairman is an interested trustee as defined by Section 2(a)(19) of the Investment Company Act. The Chairman’s role is to preside at all meetings of the Board and to act as liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman serves as a key point person for dealings between management and the Trustees. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight.

The Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Risk oversight forms part of the Board’s general oversight of the Fund and will be addressed as part of various Board and committee activities. Day-to-day risk management functions are subsumed within the responsibilities of the Adviser and other service providers (depending on the nature of the risk), which carry out the Fund’s investment management and business affairs. The Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each of the Adviser and other service providers has their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board will require senior officers of the Fund, including the President, Chief Financial Officer and Chief Compliance Officer, and the Adviser, to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management. The Board and the Audit Committee will also receive regular reports from the Fund’s independent registered public accounting firm on internal control and financial reporting matters. The Board will also receive reports from certain of the Fund’s other primary service providers on a periodic or regular basis, including the Fund’s custodian. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Committees of the Board of Trustees

Audit Committee

The Audit Committee is comprised of each of the trustees whom are “independent” as defined in the listing standard of the NYSE. Mr. Fields is the Chair of the Audit Committee and has been determined to qualify as an “audit committee financial expert” as such term is defined in Form N-CSR. The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls, and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of those financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board. In performing its responsibilities, the Audit Committee will select and recommend annually to the entire Board a firm of independent certified public accountants to audit the books and records of the Fund for the ensuing year, and will review with the firm the scope and results of each audit. As the Fund is recently organized, the Audit Committee did not hold any meetings during the last fiscal year.

Nominating and Corporate Governance Committee

The Nominating and Corporate Governance Committee is comprised of each of the Independent Trustees. Mr. McLaughlin is the Chair of the Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee is responsible for selecting and nominating persons to serve as Trustees of the Fund. The Nominating and Corporate Governance Committee is responsible for both nominating candidates to be appointed by the Board to fill vacancies and for nominating candidates to be presented to Shareholders for election. In performing its responsibilities, the Nominating and Corporate Governance Committee will consider candidates recommended by management of the Fund and by Shareholders and evaluate them both in a similar manner, as long as the recommendation submitted by a Shareholder includes at a minimum: the name, address and telephone number of the recommending Shareholder and information concerning the Shareholder’s interests in the Fund in sufficient detail to establish that the Shareholder held Shares on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the Nominating and Corporate Governance Committee in evaluating the recommended nominee’s qualifications to serve as a trustee, as required under Article IV, Section 1

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of the Declaration of Trust. The Nominating and Corporate Governance Committee may solicit candidates to serve as trustees from any source it deems appropriate. With the Board’s prior approval, the Nominating and Corporate Governance Committee may employ and compensate counsel, consultants or advisers to assist it in discharging its responsibilities. As the Fund is recently organized, the Nominating and Corporate Governance Committee did not hold any meetings during the last fiscal year.

Trustee Ownership of Securities

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Fund as of the date of this SAI.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Michael McLaughlin	None	None
J. Michael Fields	None	None
Edmund Moore Jr.	None	None
Jeffrey Leathers	$50,001 – $100,0001*	$50,001 – $100,0001*

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*        Includes shares owned by the Adviser, the Fund’s sole shareholder as of the date of this registration statement.

Independent Trustee Ownership of Securities of the Adviser

As of the date of this SAI, none of the Independent Trustees (or their immediate family members) owned securities of the Adviser or of an entity (other than a registered investment company) controlling, controlled by or under common control with the Adviser.

Trustee Compensation

The Trust pays no salaries or compensation to any of its interested trustees or its officers. For their services, the Independent Trustees of the Trust receive an annual retainer in the amount of $50,000. In addition, the Chair of the Audit Committee receives $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives $10,000 annually. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board. The following tables show compensation with respect to the Trust and the Fund Complex.

CODES OF ETHICS

The Fund and the Adviser have each adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act that establishes procedures for personal investments and restricts certain personal securities transactions. Personnel subject to each code may invest in securities for their personal investment accounts, including securities that may be purchased or held by us, so long as such investments are made in accordance with the code’s requirements. The Fund’s and Adviser’s code of ethics is available, free of charge, on their website at www.usetap.com and www.tapprivatemarkets.com respectively. The codes of ethics are also included as exhibits to the Fund’s registration statement filed with the SEC. The codes of ethics are available on the EDGAR database on the SEC’s Internet site at sec.gov, and may be obtained after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

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INVESTMENT MANAGEMENT AND OTHER SERVICES

The Adviser

Tap Capital LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser to the Fund. The Adviser is registered as an investment adviser with the SEC under the Advisers Act. Subject to the general supervision of the Board, and in accordance with the investment objective, policies, and restrictions of the Fund, the Adviser is responsible for the management and operation of the Fund and the investment of the Fund’s assets pursuant to the Investment Advisory Agreement (the “Investment Advisory Agreement”). The Adviser is wholly-owned by Tap Technologies Inc.

The Investment Advisory Agreement became effective as of April 2, 2026 and will continue in effect for an initial two-year term. Thereafter, the Investment Advisory Agreement will continue in effect from year to year provided such continuance is specifically approved at least annually by (i) the vote of a majority of the outstanding voting securities (as defined in the Investment Company Act) of the Fund or a majority of the Board, and (ii) the vote of a majority of the Independent Trustees of the Fund, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate automatically if assigned (as defined in the Investment Company Act) and is terminable at any time without penalty upon 60 days’ written notice to the Fund by either the Board or the Adviser. A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement, or any other investment advisory contracts, will be available in the Fund’s first annual or semi-annual report to Shareholders. Under the terms of the Investment Advisory Agreement, the Adviser is responsible for managing the Fund’s business and activities, including sourcing investment opportunities, conducting research, performing diligence on potential investments, and structuring its investments. The Adviser’s services under the Investment Advisory Agreement are not exclusive, and it is free to furnish similar services to other entities so long as its services to the Fund are not impaired.

The Fund pays the Adviser an investment management fee (the “Investment Management Fee”) in an amount equal to an annualized rate of 2.00% of the Fund’s average daily gross assets up to $100 million, and 1.50% of the Fund’s average daily gross assets at or in excess of $100 million, calculated and accrued monthly based on the Fund’s average daily gross assets for the applicable month and payable monthly in arrears at the end of each calendar month. For purposes of the Investment Management Fee, the term “gross assets” includes assets purchased with borrowed amounts, if any. Because the management fee is calculated on gross assets, the Investment Management Fee as a percentage of net assets will be higher than the contractual rates but is estimated for the current fiscal year to be 2.00%. The Investment Management Fee will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.

Investment Committees

The personnel of the Adviser who currently have primary responsibility for management of the Fund (the “Portfolio Managers”) are composed of:

Jeff Leathers (Portfolio Manager):    Mr. Leathers serves as Chief Executive Officer of the Adviser. He is the Co Founder and Chief Executive Officer of Tap Technologies Inc., the parent company of the Adviser, where he has lead company strategy, operations, product development, capital formation, and partnership development since 2021. As a member of the Investment Committee, Mr. Leathers provides strategic oversight and chairs committee meetings. His role focuses on governance, oversight of investment policy, and alignment of the Fund’s strategy with the Adviser’s broader platform capabilities.

Prior to founding Tap Technologies Inc., Mr. Leathers started and led the SPV and Fund Formations businesses at Carta, an equity management and private fund administration platform. He previously held product roles at financial technology companies, including Quovo, which was acquired by Plaid, and Bloomberg.

Mr. Leathers received a Bachelor of Science from the University of Southern California and an MBA from the Wharton School of the University of Pennsylvania.

Hamed Alam (Portfolio Manager):    Mr. Alam is a Director and Portfolio Manager at Tap Capital, where he leads investment management for the firm. As a voting member of the investment committee, Mr. Alam has primary responsibility for day to day portfolio management of the Fund, including sourcing, due diligence, underwriting, portfolio construction, monitoring, and implementation of investment decisions.

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Prior to Tap, Mr. Alam was an investment professional at Third Wave Capital, where he advised the CIO and founder and helped build out the firm’s private investments strategy. He previously served as an investment professional at Coller Capital, a global secondaries firm with more than $45 billion in assets under management. At Coller, he deployed more than $500 million into LP-led, GP-led, and direct secondaries and raised capital for Coller’s registered fund vehicles. Mr. Alam also held roles at JP Morgan in Leveraged Finance and at Pantheon Ventures where he executed private equity fund and co-investment transactions. He began his career in debt capital markets at HSBC.

He earned an MBA from the Kellogg School of Management at Northwestern University and holds a BSc with Honors in Economics from the University of Warwick.

Other Accounts Managed by the Portfolio Manager(s)(1)

The following table sets forth information about funds and accounts other than the Fund for which the portfolio managers are primarily responsible for the day-to-day portfolio:

	Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee:			Number of Other Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based:
Name	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Jeff Leathers	None	None	None	None	None	None
Hamed Alam	None	None	None	None	None	None

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(1)      As of February 28, 2026. Investing amounts are determined based upon accounts of currently investing capital overseen by the investment committees that the above referenced portfolio managers are a member of. Other Pooled Investments include Commingled Funds and Fund of One accounts. Other Accounts include separately managed accounts.

Conflicts of Interest

The Portfolio Managers may manage separate accounts or other pooled investment vehicles that may have materially higher or different fee arrangements than the Fund and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross-trading and the allocation of investment opportunities. The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Adviser seeks to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and reasonable manner. To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Compensation of the Portfolio Managers

The Adviser’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by the Adviser.

Securities Ownership of Portfolio Managers

The table below shows the dollar range of shares of the Fund’s Common Shares beneficially owned by the members of the Investment Committee within one of the following dollar ranges as of the date of this registration statement: None; $1 — $10,000; $10,001 — $50,000; $50,001 — $100,000; or Over $100,000.

Name	Dollar Range of Shares Owned
Jeff Leathers	$50,001 – $100,000(1)
Hamed Alam	None

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(1)      Indirectly held through the Adviser, the Fund’s sole shareholder as of the date of this registration statement.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

The Fund expects to effect transactions in private investment funds primarily through negotiated processes with counterparties or through intermediaries such as investment banks and placement agents. The Adviser selects intermediaries with a view toward obtaining favorable terms, considering factors such as price, certainty of execution, timing, transfer restrictions, and overall reasonableness of costs. The Fund may incur transaction-related fees or commissions in connection with such activities. The Fund has not commenced operations and has not paid brokerage commissions to any broker.

In selecting brokers, intermediaries, or counterparties to effect transactions, the Adviser evaluates the overall reasonableness of fees or commissions relative to prevailing market practice, the scope of services provided, and the likelihood of successful execution. Factors considered include price, timing, certainty of settlement, and the terms and conditions associated with the transaction. The Fund may effect transactions through brokers that are affiliated persons of the Fund or its Adviser.

U.S. FEDERAL INCOME TAX MATTERS

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a Common Shareholder (“Common Shareholder” or collectively, “Common Shareholders”) that acquires, holds and/or disposes of Common Shares of the Fund. This discussion only addresses U.S. federal income tax consequences to U.S. Common Shareholders who hold their Common Shares as capital assets and does not address all of the U.S. federal income tax consequences that may be relevant to particular Common Shareholders in light of their individual circumstances. This discussion also does not address the tax consequences to Common Shareholders who are subject to special rules, including, without limitation, banks and other financial institutions, insurance companies, dealers in securities or foreign currencies, traders in securities that have elected to mark-to-market their securities holdings, foreign holders, persons who hold their Common Shares as or in a hedge against currency risk, or as part of a constructive sale, straddle or conversion transaction, or tax-exempt or tax-deferred plans, accounts, or entities. In addition, the discussion does not address any state, local, or foreign tax consequences. The discussion reflects applicable income tax laws of the United States as of the date hereof, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (“IRS”) retroactively or prospectively, which could affect the continued validity of this summary. No attempt is made to present a detailed explanation of all U.S. federal income tax concerns affecting the Fund and its Common Shareholders, and the discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisors before making an investment in the Fund to determine the specific tax consequences to them of investing in the Fund, including the applicable federal, state, local and foreign tax consequences as well as the effect of possible changes in tax laws.

Fund Taxation

The Fund intends to elect to be treated, and to qualify each year, as a “regulated investment company” under Subchapter M of the Code, so that it will generally not pay U.S. federal income tax on income and capital gains timely distributed (or treated as being distributed, as described below) to Common Shareholders. If the Fund qualifies as a regulated investment company and distributes to its Common Shareholders at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to Common Shareholders. However, if the Fund retains any investment company taxable income or “net capital gain” (i.e., the excess of net long-term capital gain over net short-term capital loss), it will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a rate of 21%) on the amount retained. The Fund intends to distribute at least annually all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), net tax-exempt interest, if any, and net capital gain. Under the Code, the Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of 98% of the Fund’s ordinary income (computed on a calendar year basis, and taking into account certain deferrals and elections), plus 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) plus undistributed amounts from

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prior years on which the Fund paid no federal income tax. The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal circumstances, does not expect to be subject to this excise tax. However, the Fund may also decide to distribute less and pay the federal excise taxes.

If for any taxable year the Fund does not qualify as a regulated investment company for U.S. federal income tax purposes, it would be treated as a U.S. corporation subject to U.S. federal income tax, and possibly state and local income tax, and distributions to its Common Shareholders would not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would generally constitute ordinary dividends, which generally would be eligible for the dividends received deduction available to corporate Common Shareholders under Section 243 of the Code, discussed below, and non-corporate Common Shareholders of the Fund generally would be able to treat such distributions as qualified dividend income eligible for reduced rates of U.S. federal income taxation, as discussed below, provided in each case that certain holding period and other requirements are satisfied.

The Fund will make investments through Underlying Funds, some of which may be taxable as partnerships. An entity that is properly treated as a partnership for tax purposes (rather than a corporation or other entity taxable as a corporation) is not itself subject to federal income tax. Instead, each partner of the partnership must take into account its allocable share of the partnership’s income, gains, losses, deductions and credits (including all such items allocable to that partnership from investments in other partnerships) for each taxable year of the partnership ending with or within the partner’s taxable year, without regard to whether such partner has received or will receive corresponding cash distributions from the partnership. Accordingly, as a partner, the Fund may be required to recognize items of taxable income and gain prior to the time that the Fund receives corresponding cash distributions from an Underlying Fund. In such case, the Fund might have to borrow money or dispose of investments, including interests in Underlying Funds in order to make the distributions required in order to maintain its status as a RIC and to avoid the imposition of a federal income or excise tax.

In addition, the character of a partner’s allocable share of items of partnership income, gain and loss generally will be determined as if the partner had realized such items directly. Underlying Funds classified as partnerships for federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the Source of Income Test. To meet the Source of Income Test, the Fund may structure some of its investments in a way potentially increasing the taxes imposed thereon or in respect thereof, such as through a subsidiary corporation. Moreover, because the Fund may not have timely or complete information concerning the amount and sources of an Underlying Fund’s income until such income has been earned by the Underlying Fund or until a substantial amount of time thereafter, it may be difficult for the Fund to ensure that it satisfies the Source of Income Test.

If the Fund invests in certain positions such as pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net investment income, including such accrued income, to Common Shareholders to avoid U.S. federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

The Fund may also acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its stated redemption price at maturity (or its adjusted issue price if it is also an original issue discount bond). If the Fund invests in a market discount bond, it will be required for federal income tax purposes to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount unless the Fund elects to include the market discount in income as it accrues.

The Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other

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related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise taxes.

The Fund may engage in various transactions utilizing options, futures contracts, forward contracts, hedge instruments, straddles, and other similar transactions. Such transactions may be subject to special provisions of the Code that, among other things, affect the character of any income realized by the Fund from such investments, accelerate recognition of income to the Fund, defer Fund losses and affect the determination of whether capital gain or loss is characterized as long-term or short-term capital gain or loss. These rules could therefore affect the character, amount and timing of distributions to Common Shareholders. These provisions may also require the Fund to mark-to-market certain positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding U.S. federal income and excise taxes. In addition, certain Fund investments may produce income that will not be qualifying income for purposes of the 90% income test. The Fund will monitor its investments and transactions, will make the appropriate tax elections, and will make the appropriate entries in its books and records when it acquires an option, futures contract, forward contract, hedge instrument or other similar investment in order to mitigate the effect of these rules, prevent disqualification of the Fund as a regulated investment company and minimize the imposition of U.S. federal income and excise taxes, if possible.

The Fund’s transactions in broad based equity index futures contracts, exchange-traded options on such indices and certain other futures contracts (if any) are generally considered “Section 1256 contracts” for federal income tax purposes. Any unrealized gains or losses on such Section 1256 contracts are treated as though they were realized at the end of each taxable year. The resulting gain or loss is treated as sixty percent long-term capital gain or loss and forty percent short-term capital gain or loss. Gain or loss recognized on actual sales of Section 1256 contracts is treated in the same manner. As noted below, distributions of net short-term capital gain are taxable to Common Shareholders as ordinary income while distributions of net long-term capital gain are generally taxable to Common Shareholders as long-term capital gain, regardless of how long the Common Shareholder has held Common Shares of the Fund.

The Fund’s entry into an option or certain other contracts (if any) could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

The Fund may acquire equity interests (generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income (“passive foreign investment companies”), the Fund could be subject to U.S. federal income tax and additional interest charges on “excess distributions” received from such companies or on gain from the sale of equity interests in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such tax. Any gain on the sale of these investments will generally be treated as ordinary income. Elections may be available that would ameliorate some or all of these adverse federal income tax consequences, but any such election could require the Fund to recognize taxable income or gain (which would be subject to the distribution requirements described above) without the concurrent receipt of cash. The Fund may limit and/or manage its holdings in passive foreign investment companies to limit its tax liability or maximize its return from these investments.

The Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to its investments in those countries (if any), which would, if imposed, reduce the yield on or return from those investments. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The Fund does not expect to meet these requirements to make the election described above in respect of the treatment of foreign taxes.

If the Fund utilizes leverage through borrowing, asset coverage limitations imposed by the Investment Company Act as well as additional restrictions that may be imposed by certain lenders on the payment of dividends or distributions could potentially limit or eliminate the Fund’s ability to make distributions on its common stock until the asset coverage is restored. These limitations could prevent the Fund from distributing at least 90% of its investment company taxable income as is required under the Code and therefore might jeopardize the Fund’s qualification as a regulated investment company and/or might subject the Fund to the nondeductible 4% federal excise tax discussed above. Upon any failure to meet the asset coverage requirements imposed by the Investment Company Act, the Fund may, in its sole discretion and to the extent permitted under the Investment Company Act, purchase or redeem shares of preferred stock, if any,

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in order to maintain or restore the requisite asset coverage and avoid the adverse consequences to the Fund and its Common Shareholders of failing to meet the distribution requirements. There can be no assurance, however, that any such action would achieve these objectives. The Fund generally will endeavor to avoid restrictions on its ability to distribute dividends.

A RIC is limited in its ability to deduct expenses in excess of its investment company taxable income. If the Fund’s deductible expenses in a given taxable year exceed the Fund’s investment company taxable income, the Fund may incur a net operating loss for that taxable year. However, a RIC is not permitted to carry forward net operating losses to subsequent taxable years and such net operating losses do not pass through to its shareholders. In addition, deductible expenses can be used only to offset investment company taxable income, not net capital gain. A RIC may not use any net capital losses (that is, the excess of realized capital losses over realized capital gains) to offset its investment company taxable income, but may carry forward such net capital losses, and use them to offset future capital gains, indefinitely. In the event that the Fund were to experience an ownership change as defined under the Code, the capital loss carryforwards and other favorable tax attributes of the Fund, if any, may be subject to limitation. If the Fund invests in other investment companies that qualify as RICs, distributions of short-term capital gains by such investment companies will be treated as ordinary income to the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Additionally, capital loss carryforwards of such underlying RICs would be unavailable to offset capital gains of the Fund.

Shareholder Taxation

Distributions of investment company taxable income are generally taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Distributions of net investment income designated by the Fund as derived from qualified dividend income will be taxed in the hands of individuals and other non-corporate taxpayers at the rates applicable to long-term capital gain, provided certain holding period and other requirements are met at both the shareholder and Fund levels. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. which the IRS has approved for these purposes (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the U.S.) or (b) treated as a passive foreign investment company. If the Fund receives dividends from another investment company that qualifies as a regulated investment company, and the other investment company designates such dividends as qualified dividend income, then the Fund is permitted in turn to designate a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the other investment company. Qualified dividend income does not include interest from fixed income securities and generally does not include income from REITs. If the Fund lends portfolio securities, amounts received by the Fund that is the equivalent of the dividends paid by the issuer on the securities loaned will not be eligible for qualified dividend income treatment. The Fund can provide no assurance regarding the portion of its dividends that will qualify for qualified dividend income treatment.

The Fund may make distributions to Common Shareholders of “section 199A dividends” with respect to qualified dividends that it receives with respect to investments in REITs. A section 199A dividend is any dividend or part of such dividend that the Fund pays to Common Shareholders and reports as a section 199A dividend in written statements furnished to Common Shareholders. Distributions paid by a Fund that are eligible to be treated as section 199A dividends for a taxable year may not exceed the “qualified REIT dividends” received by the Fund from REITs reduced by the Fund’s allocable expenses. Section 199A dividends may be taxed to individuals and other non-corporate shareholders at a reduced effective federal income tax rate, provided that the shareholder receiving the dividends has satisfied a holding period requirement for the Fund’s shares and satisfied certain other conditions. For the lower rates to apply, a Common Shareholder must have owned its Fund shares for at least 46 days during the 91-day period beginning on the date that is 45 days before the Fund’s ex-dividend date, but only to the extent that the Common Shareholder is not under an obligation (under a short-sale or otherwise) to make related payments with respect to positions in substantially similar or related property.

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Under recently issued Treasury regulations, certain distributions reported by a regulated investment company as section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Code section 163(j). Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The Fund’s shareholders will not be eligible for this exception to the holding period requirements. The amount that the Fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.

Distributions to Common Shareholders of net investment income received by the Fund from taxable investments, if any, including temporary taxable investments, and of net short-term capital gains realized by the Fund, if any, will be taxable to Common Shareholders as ordinary income. Distributions by the Fund of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gain, regardless of the length of time the Common Shareholder has owned the shares with respect to which such distributions are made. The amount of taxable income allocable to the Fund’s shares will depend upon the amount of such income realized by the Fund. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a Common Shareholder’s shares and, after that basis has been reduced to zero, will constitute capital gain to the Common Shareholder (assuming the shares are held as a capital asset). The U.S. federal income tax status of all distributions will be designated by the Fund and reported to Common Shareholders annually.

Certain distributions by the Fund may qualify for the dividends received deduction available to corporate Common Shareholders under Section 243 of the Code, subject to certain holding period and other requirements, but generally only to the extent the Fund earned dividend income from stock investments in U.S. domestic corporations (but not including real estate investment Funds). Additionally, if the Fund receives dividends from another investment company that qualifies as a regulated investment company, and the other investment company designates such dividends as eligible for the dividends received deduction, then the Fund is permitted in turn to designate a portion of its distributions as eligible for the dividends received deduction, provided the Fund meets holding period and other requirements with respect to shares of the other investment company. As long as the Fund qualifies as a RIC under the Code, it is not expected that any significant part of its distributions to Common Shareholders from its investments will qualify for the dividends-received deduction available to corporate Common Shareholders.

A Common Shareholder may elect to have all dividends and distributions automatically reinvested in Common Shares of the Fund. For U.S. federal income tax purposes, all dividends are generally taxable regardless of whether a Common Shareholder takes them in cash or they are reinvested in additional Common Shares of the Fund.

If a Common Shareholder’s distributions are automatically reinvested in additional Common Shares, for U.S. federal income tax purposes, the Common Shareholder will be treated as having received a distribution in the amount of the cash dividend that the Common Shareholder would have received if the Common Shareholder had elected to receive cash, unless the distribution is in newly issued Common Shares of the Fund that are trading at or above net asset value, in which case the Common Shareholder will be treated as receiving a distribution equal to the fair market value of the stock the Common Shareholder receives.

The Fund intends to distribute all realized net capital gains, if any, at least annually. If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to Common Shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income, as long-term capital gain, their proportionate share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of Common Shares owned by a Common Shareholder will be increased by the difference between the amount of undistributed net capital gain included in the Common Shareholder’s gross income and the federal income tax deemed paid by the Common Shareholder.

Any dividend declared by the Fund in October, November or December with a record date in such a month and paid during the following January will be treated for U.S. federal income tax purposes as paid by the Fund and received by Common Shareholders on December 31 of the calendar year in which it is declared.

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At the time of an investor’s purchase of the Fund’s Common Shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these Common Shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s Common Shares is, as a result of the distributions, reduced below the investor’s cost for such Common Shares and the distributions economically represent a return of a portion of the investment. Investors should consider the tax implications of purchasing Common Shares just prior to a distribution.

The IRS has taken the position that if a regulated investment company has two or more classes of shares, it must designate distributions made to each class in any year as consisting of no more than such class’ proportionate share of particular types of income (e.g., ordinary income and net capital gains). Consequently, if both common stock and preferred stock are outstanding, the Fund intends to designate distributions made to each class of particular types of income in accordance with each class’ proportionate share of such income. Thus, the Fund will designate to the extent applicable, dividends qualifying for the corporate dividends received deduction (if any), income not qualifying for the dividends received deduction, qualified dividend income, section 199A dividends, ordinary income, exempt interest and net capital gain in a manner that allocates such income between the holders of common stock and preferred stock in proportion to the total dividends paid to each class during or for the taxable year, or otherwise as required by applicable law. However, for purposes of determining whether distributions are out of the Fund’s current or accumulated earnings and profits, the Fund’s earnings and profits will be allocated first to the Fund’s preferred stock, if any, and then to the Fund’s common stock. In such a case, since the Fund’s current and accumulated earnings and profits will first be used to pay dividends on the preferred stock, distributions in excess of such earnings and profits, if any, will be made disproportionately to holders of common stock.

In addition, solely for the purpose of satisfying the 90% distribution requirement and the distribution requirement for avoiding federal excise taxes, certain distributions made after the close of a taxable year of the Fund may be “spilled back” and treated as paid during such taxable year. In such case, Common Shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.

Sales, exchanges and other dispositions of the Fund’s Common Shares generally are taxable events for Common Shareholders that are subject to federal income tax. Common Shareholders should consult their own tax advisors regarding their individual circumstances to determine whether any particular transaction in the Fund’s Common Shares is properly treated as a sale or exchange for federal income tax purposes (as the following discussion assumes) and the tax treatment of any gains or losses recognized in such transactions. Generally, gain or loss will be equal to the difference between the amount of cash and the fair market value of other property received (including securities distributed by the Fund) and the Common Shareholder’s adjusted tax basis in the Common Shares sold or exchanged. In general, any gain or loss realized upon a taxable disposition of Common Shares will be treated as long-term capital gain or loss if the Common Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of the Fund’s Common Shares will be treated as short-term capital gain or loss. However, any loss realized by a Common Shareholder upon the sale or other disposition of Common Shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such Common Shares. For the purposes of calculating the six-month period, the holding period is suspended for any periods during which the Common Shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options, short sales or contractual obligations to sell. The maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The ability to deduct capital losses may be subject to limitations. In addition, losses on sales or other dispositions of Common Shares may be disallowed under the “wash sale” rules in the event a Common Shareholder acquires substantially identical stock or securities (including those made pursuant to reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after a sale or other disposition of Common Shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal income tax basis of the Common Shares acquired.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Common Shares) of U.S. individuals, estates and Funds to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or Fund) exceeds certain threshold amounts.

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From time to time, the Fund may repurchase its Common Shares. Common Shareholders who tender all Common Shares held, and those considered to be held (through attribution rules contained in the Code), by them will be treated as having sold their Common Shares and generally will realize a capital gain or loss. If a Common Shareholder tenders fewer than all of his, her or its Common Shares (including those considered held through attribution), such Common Shareholder may be treated as having received a taxable dividend upon the tender of its Common Shares. If a tender offer is made, there is a risk that non-tendering Common Shareholders will be treated as having received taxable distributions from the Fund. To the extent that the Fund recognizes net gains on the liquidation of portfolio securities to meet such tenders of Common Shares, the Fund will be required to make additional distributions to its Common Shareholders. If the Board determines that a tender offer will be made by the Fund, the federal income tax consequences of such offer will be discussed in materials that will be available at such time in connection with the specific tender offer, if any.

The Code requires that the Fund withhold, as “backup withholding,” 24% of reportable payments, including dividends, capital gain distributions and the proceeds of sales or other dispositions of the Fund’s stock paid to Common Shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, Common Shareholders must certify on their account applications, or on a separate IRS Form W-9, that the social security number or other taxpayer identification number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The Fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable. Backup withholding is not an additional tax. Any amount withheld may be allowed as a refund or a credit against the Common Shareholder’s U.S. federal income tax liability if the appropriate information (such as the timely filing of the appropriate federal income tax return) is provided to the IRS.

Under Treasury regulations, if a Common Shareholder recognizes a loss with respect to Common Shares of $2 million or more in a single taxable year (or $4 million or more in any combination of taxable years) for an individual Common Shareholder, S corporation or Fund or $10 million or more in a single taxable year (or $20 million or more in any combination of years) for a Common Shareholder who is a C corporation, such Common Shareholder will generally be required to file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are generally excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Common Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. Common Shareholders

If you are a non-U.S. Common Shareholder (i.e., a Common Shareholder other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or Fund), you should be aware that, generally, distributions from the Fund will be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. Dividends will generally be subject to a U.S. withholding tax of 30% of the distribution.

However, distributions received by a non-U.S. Common Shareholder from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. Common Shareholders.

In addition, some non-U.S. Common Shareholders may be eligible for a reduction or elimination of U.S. withholding taxes under a treaty.

Any capital gain realized on the sale, redemption, retirement or other taxable disposition of Common Shares by a non-U.S. Common Shareholder will be exempt from U.S. federal income and withholding tax, provided that (i) the gain is not effectively connected with the conduct of a trade or business in the United States by the non-U.S. Common

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Shareholder and (ii) in the case of an individual non-U.S. Common Shareholder, the non-U.S. Common Shareholder is not present in the United States for 183 days or more in the taxable year and does not otherwise have a “tax home” within the United States.

Separately, the United States, pursuant to the Foreign Account Tax Compliance Act (“FATCA”) imposes a 30% tax on certain non-U.S. entities that receive U.S. source interest or dividends if the non-U.S. entity does not comply with certain U.S. disclosure and reporting requirements.

The Code requires that the Fund withhold, as “backup withholding,” 24% of reportable payments, including dividends, capital gain distributions and the proceeds of sales or other dispositions of the Fund’s stock paid to Common Shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, non-U.S. Common Shareholders must provide one of the U.S. IRS forms described below. The Fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the information provided is incorrect or backup withholding is applicable. Backup withholding is not an additional tax. Any amount withheld may be allowed as a refund or a credit against the Common Shareholder’s U.S. federal income tax liability if the appropriate information (such as the timely filing of the appropriate federal income tax return) is provided to the IRS.

To claim a reduction of withholding (including an exclusion from the FATCA tax and backup withholding), a Common Shareholder must provide the institution through which the Common Shareholder has purchased its shares with a U.S. IRS Form W-8BEN, W-8BEN-E, W-8IMY, W-8ECI, or W-8EXP.

If income from the Fund is effectively connected with a U.S. trade or business of the non-U.S. Common Shareholder, the income, although exempt from the withholding tax discussed above, the income will be subject to U.S. federal income tax on that interest at graduated rates. In addition, if the non-U.S. Common Shareholder is a non-U.S. corporation, it will be subject to a branch profits tax equal to 30% of its “effectively connected earnings and profits” within the meaning of the Code for the taxable year, as adjusted for certain items, unless it qualifies for a lower rate or an exemption under an applicable tax treaty. A non-U.S. Common Shareholder other than an individual or corporation (or an entity treated as such for U.S. federal income tax purposes) holding the Common Shares on its own behalf may have substantially increased reporting requirements. In particular, in the case of Common Shares held by a non-U.S. partnership or non-U.S. Fund, the partners or beneficiaries, as the case may be, may be required to provide certain additional information.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM; LEGAL COUNSEL

Cohen & Company, Ltd., (“Cohen & Co”) located at 1835 Market St., Suite 310, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Fund. Its services include auditing the Fund’s financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Co, provides tax services.

Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996, serves as legal counsel to the Fund in connection with the offering of Common Shares contemplated by the Prospectus.

ADMINISTRATOR

The Fund has contracted with U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services) (the “Administrator”) to provide it with certain administrative and accounting services. Under the Fund Servicing Agreement (the “Fund Servicing Agreement”), subject to the supervision of the Board, the Administrator is also responsible for providing additional fund accounting and tax services, fund administration services, and compliance-related services. In consideration for these services, the Administrator is paid a monthly fee calculated based upon the average net assets of the Fund, subject to a minimum monthly fee (the “Administration Fee”). The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund. The Administrator is also reimbursed by the Fund for miscellaneous out-of-pocket expenses relating to services provided to the Fund.

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CUSTODIAN

U.S. Bank National Association, which has its principal office at 1555 N. Rivercenter Drive, Milwaukee, Wisconsin 53212 (the “Custodian”), serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians (which may be banks, Fund companies, securities depositories and clearing agencies) in accordance with the requirements of Section 17(f) of the Investment Company Act. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of the Custodian or U.S. or non-U.S. sub-custodians in a securities depository, clearing agency or omnibus customer account of such custodian.

PROXY VOTING POLICIES AND PROCEDURES

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures. Copies of the Adviser’s proxy policies and procedures are included as Appendix A to this SAI. The Board will periodically review the Fund’s proxy voting record.

The Fund will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The Fund’s Form N-PX filing, once available, will be available: (i) without charge, upon request, by calling the Fund at (212) 229-6098 or (ii) by visiting the SEC’s website at www.sec.gov.

CALCULATION OF NET ASSET VALUE

The Fund calculates its net asset value as of the close of business on each business day that a Share is offered (each, a “Determination Date”). In determining its net asset value, the Fund values its investments as of the relevant Determination Date. The net asset value of the Fund equals, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A control person generally is a person who beneficially owns more than 25% of the voting securities of a company or has the power to exercise control over the management or policies of such company. As of the date of this SAI, the Fund does not have any control persons other than the Adviser and its affiliates, which provided the initial seed capital for the Fund. However, it is anticipated that the Adviser will no longer be a control person of the Fund by virtue of share ownership once this offering of Common Shares is completed. Also as of the date of this SAI, the trustees and officers as a group own less than one percent of the Fund’s outstanding equity securities.

FINANCIAL STATEMENTS

Appendix B to this SAI provides financial information regarding the Fund. The Fund’s financial statements have been audited by Cohen & Company, Ltd.

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APPENDIX A — Proxy Voting Policies and Procedures

TAP CAPITAL LLC

PROXY VOTING POLICY

December 2025

1.      PROXY VOTING POLICY

In accordance with its fiduciary duty to clients and Rule 206(4)-6 of the Investment Advisers Act, Tap has adopted and implemented written policies and procedures governing the voting of client securities. All proxies that Tap receives will be treated in accordance with these policies and procedures.

Tap considers the reputation, experience, and competence of a company’s management and board of directors when it evaluates a prospective investment. In general, Tap votes in favor of routine corporate matters, such as the re-approval of an auditor or a change of a legal entity’s name. Tap also generally votes in favor of compensation practices and other measures that are in-line with industry norms, that allow companies to attract and retain key Supervised Persons and directors, that reward long-term performance, and that align the interests of management and shareholders.

Tap has not identified any material conflicts of interest in connection with past proxy votes. Such a conflict could arise if, for example, a client was a senior executive with a publicly traded company and other clients held securities issued by that company. Absent specific client instructions, if Tap identifies a material conflict of interest it will follow the voting recommendation of the independent corporate governance consulting firm that it has retained. Given the nature of its business, it is unlikely Tap will vote proxies. However, should the occasion arise, it is Tap’s policy to:

•        stay apprised of developments that affect the securities in which the Funds invest;

•        carefully review matters submitted to a Fund for a vote as a holder of fund interests or operating company securities; and

•        vote on those matters on a case-by-case basis in a manner that the Investment Manager believes is in the best interests of the applicable Fund.

A-1

APPENDIX B — FINANCIAL STATEMENTS

Tap US Private Equity Fund of Funds

Report of Independent Registered Public Accounting Firm and Financial Statement

March 31, 2026

Tap US Private Equity Fund of Funds

Financial Statement

Statement of Assets and Liabilities

Tap US Private Equity Fund of Funds
March 31, 2026
Assets
Cash	$100,000
Total Assets	100,000

Liabilities
Total Liabilities	$—
Net Assets applicable to Common Stockholders	100,000

Net Assets applicable to Common Stockholders consist of:
Paid-in capital – common stock	$100,000
Net Assets applicable to Common Stockholders	$100,000
Shares of Common Stock Outstanding ($0.001 par value; unlimited shares authorized)	8,000

Net Asset Value Per Share of Common Stock Outstanding	$12.50

See Notes to Financial Statement

Tap US Private Equity Fund of Funds

NOTES TO FINANCIAL STATEMENT

March 31, 2026

1.      Organization

Tap US Private Equity Fund of Funds (the “Fund”) is a non-diversified, closed-end management investment company that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and organized as a Delaware statutory trust on April 9, 2025. The Fund intends to apply to list its common stock (“Common Shares”) on the New York Stock Exchange (“NYSE”) and, subject to notice of issuance, expect the Common Shares to be listed under the symbol “USPE.” The listing of the Common Shares must be approved by the NYSE prior to any trading of the Common Shares on the NYSE. The Fund’s investment adviser is Tap Capital LLC (“Tap Capital” or the “Adviser”). The Adviser is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended.

The Fund’s authorized capital stock consists of an unlimited number of shares of common stock, $0.001 par value per share, all of which is initially classified as Common Shares. The Fund has been inactive since the date it was organized except for matters relating to the Fund’s establishment, designation, registration and issuance of 8,000 Common Shares to the Adviser as of March 31, 2026 for $100,000 at a net asset value (“NAV”) of $12.50 per share, which represents the Adviser’s seed investment.

The Fund’s investment objective is to achieve maximum total return. Under normal circumstances, the Fund will invest at least 80% of its net assets (defined as net assets plus the amount of borrowings for investment purposes) in limited partnership interests of private equity funds (“Underlying Funds”) that are domiciled in or primarily investing in the United States. The Fund considers any Underlying Fund that invests the majority of its assets in instruments from issuers domiciled in the United States to be primarily investing in the United States. For purposes of compliance with the Fund’s 80% policy, the Fund will, at the time of the Fund’s investment, consider the investments of any Underlying Funds. The Fund cannot guarantee that its investment objective will be achieved or that the Fund’s portfolio design and risk monitoring strategies will be successful. The Fund’s Board of Trustees (“Board”) may change the Fund’s investment objective without prior shareholder approval provided that any changes to the Fund’s investment objective are communicated to shareholders of the Fund (“Shareholders”) at least 60 days prior to such change taking place.

2.      Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statement. The accompanying financial statement has been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and is stated in U.S. Dollars. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(a)     Share Valuation

The Fund determines its NAV per share on a daily basis by calculating the value of its portfolio investments, cash, and other assets (including interest and income accrued but not yet received), and subtracting all of its liabilities (including accrued expenses and other payables). The resulting amount is then divided by the total number of outstanding shares of the Fund as of the close of business on the last business day of the period. As of March 31, 2026, the Fund did not hold any investments.

(b)    Use of Estimates

The preparation of the financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Tap US Private Equity Fund of Funds

NOTES TO FINANCIAL STATEMENT

March 31, 2026

2.      Summary of Significant Accounting Policies (cont.)

(c)     Cash

Cash includes U.S. dollar deposits at bank accounts at amounts which may exceed insured limits. The Fund is subject to risk to the extent that the institutions may be unable to fulfill their obligations.

(d)    Federal Income Taxes

The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to U.S. federal corporate income tax to the extent it distributes substantially all of its net investment income and capital gains to Shareholders. Therefore, no federal income tax provision is required. Management of the Fund has reviewed the Fund’s tax positions to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. No tax positions were identified by management which did not meet the “more likely than not” standard as of March 31, 2026.

(e)     Operating Segments

The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the President of the Fund, who serves as the chief operating decision maker, using the information presented in the financial statement.

3.      Agreements

(a)     Investment Advisory Agreement

Under the terms of the investment advisory agreement between the Fund and the Adviser (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The compensation paid to the Adviser is calculated at an annual rate of 2.00% on the first $100,000,000 of the Fund’s average gross assets and 1.50% thereafter, accrued daily and payable monthly in arrears based on the Fund’s average gross assets for the applicable month.

The Adviser has agreed to pay the organizational and offering expenses of the Fund. Such expenses are not subject to repayment by the Fund to the Adviser.

(b)    Service Providers

U.S. Bancorp Fund Services, LLC will serve as Administrator and Accounting Agent. U.S. Bank, N.A. will serve as custodian for the securities and cash of the Fund’s portfolio.

Computershare Inc. and its affiliate Computershare Trust Company, N.A. will serve as the Transfer Agent.

Employees of PINE Advisors LLC (“PINE”) serve as officers of the Fund.

4.      Indemnification

The Fund indemnifies its officers and Board members through its Agreement and Declaration of Trust for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that provide generally indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not occurred. However, the Fund expects the risk of loss to be remote.

Tap US Private Equity Fund of Funds

NOTES TO FINANCIAL STATEMENT

March 31, 2026

4.      Indemnification (cont.)

The Fund may also agree to indemnify certain of the Underlying Funds and the managers of the Underlying Fund Managers and their respective officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Underlying Funds or co-investment. If the Fund were required to make payments (or return distributions received from such Underlying Funds or co-investment) in respect of any such indemnity, the Fund could be materially adversely affected.

5.      Organization and Offering Costs

Organizational costs consist of costs incurred to establish the Fund and enable it legally to do business. Offering costs include registration fees and legal fees regarding the preparation of the initial registration statement, Financial Industry Regulatory Authority filing fees, exchange listing fees, printing expenses, and accounting fees and expenses. These organizational and offering expenses that are incurred on or before the effective date of the Fund’s registration statement will be fully paid by the Adviser. The organization costs and offering costs paid by the Adviser are not subject to reimbursement by the Fund.

6.      Subsequent Events

Management has evaluated subsequent events through April 3, 2026, the date the financial statement was available for issuance. Based on this evaluation, no adjustments to the financial statement were required.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and Board of Trustees of
Tap US Private Equity Fund of Funds

Opinion on the Financial Statement

We have audited the accompanying statement of assets and liabilities of Tap US Private Equity Fund of Funds (the “Fund”) as of March 31, 2026, and the related notes (collectively referred to as the “financial statement”). In our opinion, the financial statement presents fairly, in all material respects, the financial position of the Fund as of March 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

This financial statement is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statement based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statement, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statement and confirmation of cash owned as of March 31, 2026, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statement. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2025.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

April 3, 2026

PART C — OTHER INFORMATION

Item 25:    Financial Statements and Exhibits

1.      Financial Statements:

Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 is being filed in this Pre-effective Amendment to the Registration Statement.

2.      Exhibits:

a.1	Agreement and Declaration of Trust is incorporated by reference to Exhibit (a)(1) to the Registrant’s Registration Statement on Form N-2 (File No. 333-286914) as previously filed on May 1, 2025.
a.2	Certificate of Trust — is incorporated by reference to Exhibit (a)(2) to the Registrant’s Registration Statement on Form N-2 (File No. 333-286914) as previously filed on May 1, 2025.
a.3	Amendment to Certificate of Trust — is incorporated by reference to Exhibit (a)(3) to the Registrant’s Registration Statement on Form N-2 (File No. 333-286914) as previously filed on August 8, 2025.
b.	By-Laws of Fund — is incorporated by reference to Exhibit (b) to the Registrant’s Registration Statement on Form N-2 (File No. 333-286914) as previously filed on May 1, 2025.
c.	None.
d.	None.
e.	Dividend Reinvestment Plan — filed herewith.
f.	None.
g.	Investment Management Agreement between Registrant and Tap Capital LLC — filed herewith.
h.	Form of Underwriting Agreement — filed herewith.
i.	None.
j.	Custody Agreement — filed herewith.
k.1	Transfer Agency and Service Agreement — filed herewith.
k.2	Fund Servicing Agreement — filed herewith.
k.3	Form of Structuring Fee Agreement with Underwriter — filed herewith.
l.	Opinion and Consent of Faegre Drinker Biddle & Reath LLP*
m.	None.
n.	Consent of Independent Registered Public Accounting Firm — filed herewith.
o.	None.
p.1	Subscription Agreement — filed herewith.
p.2	Amendment to Subscription Agreement — filed herewith.
q.	None.
r.1	Code of Ethics of Registrant — filed herewith.
r.2	Code of Ethics of Tap Capital LLC — filed herewith.
s.	Calculation of Filing Fee Table*
t.	Powers of Attorney — filed herewith.

____________

*        To be filed by amendment.

Item 26:    Marketing Arrangements

[To be updated].

Item 27:    Other Expenses of Issuance and Distribution

Securities and Exchange Commission Fees	$	*
Financial Industry Regulatory Authority, Inc. Fees	$	*
Printing and Engraving Expenses	$	*
Legal Fees	$	*
Listing Fees	$	*
Accounting Expenses	$	*
Blue Sky Filing Fees and Expenses	$	*
Miscellaneous Expenses	$	*
Total	$	*

____________

*        To be completed by amendment.

Item 28:    Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 29:    Number of Holders of Securities

At [__________], 2026

Title of Class	Number of Record Holders
Common Shares, $0.001 par value	1

Item 30:    Indemnification

Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. The Trust will indemnify and hold harmless to the fullest extent permitted by law any current or former Trustee, officer or agent of the Trust against any and all liabilities and expenses reasonably incurred or paid by them in connection with any proceeding in which they become involved by virtue of their being or having been such a trustee, agent or officer, and against amounts paid by them in the settlement thereof. However, in accordance with the 1940 Act, and the Trust’s declaration of trust the Trust will not indemnify any Trustee, agent or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, willful misconduct, bad faith, gross negligence or reckless disregard of the duties of his or her position, or if such trustee, agent or officer did not act in good faith in the reasonable belief that the action was in the best interest of the Trust. Expenses of a person entitled to indemnification may be advanced from time to time, subject to certain conditions outlined in the declaration of trust, by the Trust prior to final disposition upon receipt of an undertaking by such person that such amount will be paid to the Trust if it is ultimately determined that he or she is not entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31:    Business and Other Connections of Investment Advisers

The information in the Statement of Additional Information under the captions “Board of Trustees and Officers” is hereby incorporated by reference.

Item 32:    Location of Accounts and Records.

Tap Capital LLC maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant, all advisory material of the investment adviser, all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records, as required by Section 31(a) of the Investment Company Act and the rules thereunder.

Item 33:    Management Services

Not applicable.

Item 34:    Undertakings

1.      Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.      Not applicable.

3.      Not applicable.

4.      The Registrant undertakes that:

a.      For purposes of determining any liability under the Securities Act of 1933 (“Securities Act”), the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 424(b)(1) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

b.      For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

5.      Not applicable.

6.      Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

7.      The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Ross, and State of California, on the 20th day of April, 2026.

Tap US Private Equity Fund of Funds
By:	/s/ Jeffrey Leathers
	Name:	Jeffrey Leathers
	Title:	President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Jeffrey Leathers	Trustee, President (Principal Executive Officer)	April 20, 2026
Jeffrey Leathers
/s/ Daniel Hess	Treasurer (Principal Financial Officer)	April 20, 2026
Daniel Hess
*J. Michael Fields	Trustee	April 20, 2026
J. Michael Fields
*Michael McLaughlin	Trustee	April 20, 2026
Michael McLaughlin
*Edmund Moore Jr.	Trustee	April 20, 2026
Edmund Moore Jr.
/s/ Jeffrey Leathers		April 20, 2026
*Jeffrey Leathers Attorney-In-Fact (pursuant to a power of attorney filed herewith

EXHIBIT INDEX

(e)	Dividend Reinvestment Plan
(g)	Investment Management Agreement between Registrant and Tap Capital LLC
(h)	Form of Underwriting Agreement
(j)	Custody Agreement
(k)(1)	Transfer Agency and Service Agreement
(k)(2)	Fund Servicing Agreement
(k)(3)	Form of Structuring Fee Agreement with Underwriter
(n)	Consent of Independent Registered Public Accounting Firm
(p)(1)	Subscription Agreement
(p)(2)	Amendment to Subscription Agreement
(r)(1)	Code of Ethics of Registrant
(r)(2)	Code of Ethics of Tap Capital LLC
(t)	Powers of Attorney